UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENTINVESTMENT COMPANIES

Investment Company Act file number:  811-21934

RiverNorth Funds

(Exact name of registrant as specified in charter)

325 North LaSalle Street, Suite 645, Chicago, IL 60654

(Address of principal executive offices) (Zip code)

Marc L. Collins

325 North LaSalle Street, Suite 645

Chicago, IL 60654

(Name and address of agent for service)

Registrant's telephone number, including area code: 312-832-1440

Date of fiscal year end:  09/30

Date of reporting period:  03/31/2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

OPPORTUNISTIC INVESTMENT STRATEGIES

RIVERNORTH®

3.31.2018

Semi-Annual Report

RIVERNORTH CORE OPPORTUNITY FUND

RIVERNORTH/DOUBLELINE STRATEGIC INCOME FUND

RIVERNORTH/OAKTREE HIGH INCOME FUND

Investment Adviser:
RiverNorth Capital Management, LLC
325 N. LaSalle Street, Suite 645
Chicago, IL 60654

RN

RiverNorth Funds	Table of Contents

Opportunistic Closed-End Fund Strategies
Portfolio Update	2
RiverNorth Core Opportunity Fund	2
RiverNorth/DoubleLine Strategic Income Fund	5
RiverNorth/Oaktree High Income Fund	8
RiverNorth Funds Schedule of Investments and Financial Statements
Disclosure of Fund Expenses	11
Schedule of Investments
RiverNorth Core Opportunity Fund	13
RiverNorth/DoubleLine Strategic Income Fund	17
RiverNorth/Oaktree High Income Fund	53
Statement of Assets and Liabilities
RiverNorth Core Opportunity Fund	72
RiverNorth/DoubleLine Strategic Income Fund	74
RiverNorth/Oaktree High Income Fund	76
Statement of Operations
RiverNorth Core Opportunity Fund	78
RiverNorth/DoubleLine Strategic Income Fund	79
RiverNorth/Oaktree High Income Fund	80
Statements of Changes in Net Assets
RiverNorth Core Opportunity Fund	81
RiverNorth/DoubleLine Strategic Income Fund	83
RiverNorth/Oaktree High Income Fund	85
Financial Highlights
RiverNorth Core Opportunity Fund	88
RiverNorth/DoubleLine Strategic Income Fund	96
RiverNorth/Oaktree High Income Fund	100
Notes to Financial Statements	107
Additional Information	127
Board Considerations Regarding Approval of Investment Advisory and Sub-Advisory Agreements	128

RiverNorth Funds	Portfolio Update

March 31, 2018 (Unaudited)

RiverNorth Core Opportunity Fund

The classifications and breakouts of the Fund’s portfolio shown below are made by the Adviser as of March 31, 2018.

Investment Vehicle Allocation(1) (percentages are based on net assets)

The allocation does not add up to 100% due to rounding.

Asset Class Allocation(1) (percentages are based on net assets)

The allocation does not add up to 100% as it reflects the estimated leverage utilized by the underlying funds.

2	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Portfolio Update

March 31, 2018 (Unaudited)

Fixed Income Allocation(1)(2) (percentages are based on net assets)

(1)	Borrowing Risk – borrowings increase fund expenses and are subject to repayment, possibly at inopportune times. Closed-End Fund Risk – closed-end funds are exchange traded, may trade at a discount to their net asset values and may deploy leverage. Derivatives Risk – derivatives are subject to counterparty risk. Equity Risk – equity securities may experience volatility and the value of equity securities may move in opposite directions from each other and from other equity markets generally. Convertible Security Risk – the market value of convertible securities adjusts with interest rates and the value of the underlying stock. Exchange-Traded Fund (“ETF”) Risk – ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit may sell the individual shares on a secondary market. Exchange Traded Note Risk – exchange traded notes represent unsecured debt of the issuer and may be influenced by interest rates, credit ratings of the issuer or changes in value of the reference index. Fixed Income Risk – the market value of fixed income securities adjusts with interest rates and the securities are subject to issuer default. Foreign/Emerging Market Risk – foreign securities may be subject to inefficient or volatile markets, different regulatory regimes or different tax policies. These risks may be enhanced in emerging markets. Investment Style Risk – investment strategies may come in and out of favor with investors and may underperform or outperform at times. Management Risk – there is no guarantee that the adviser’s investment decisions will produce the desired results. Large Shareholder Purchase and Redemption Risk – The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Market Risk – economic conditions, interest rates and political events may affect the securities markets. Preferred Stock Risk – preferred stocks generally pay dividends, but may be less liquid than common stocks, have less priority than debt instruments and may be subject to redemption by the issuer. REIT Risk – the value of REITs changes with the value of the underlying properties and changes in interest rates and are subject to additional fees. Security Risk – The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio. Short Sale Risk – short positions are speculative, are subject to transaction costs and are riskier than long positions in securities. Small-Cap Risk – small-cap companies are more susceptible to failure, are often thinly traded and have more volatile stock prices. Special Purpose Acquisition Companies (“SPACs”) Risk – Investments in SPACs may be illiquid and/or be subject to restrictions on resale. Structured Notes Risk – because of the imbedded derivative feature, structured notes are subject to more risk than investing in a simple note or bond. Swap Risk – swap agreements are subject to counterparty default risk and may not perform as intended. Tax Risk – new federal or state governmental action could adversely affect the tax-exempt status of securities held by the Fund, resulting in higher tax liability for shareholders and potentially hurting Fund performance as well. Underlying Fund Risk – underlying funds have additional fees, may utilize leverage, may not correlate to an intended index and may trade at a discount to their net asset values.

Semi-Annual Report | March 31, 2018	3

RiverNorth Funds	Portfolio Update

March 31, 2018 (Unaudited)

(2)	Credit quality allocation reflects a fixed-income portfolio weighted average of the credit breakdown of each closed-end fund as provided by the adviser of said closed-end fund. If a credit breakdown is not provided by the adviser, Bloomberg is used. Investment grade refers to a bond rated BBB- or hi gher by S&P Global Ratings (“S&P”) or Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”). High yield refers to a bond rated lower than investment grade. For more information about securities ratings, please see the Fund’s Statement of Additional information at www.rivernorth.com.

4	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Portfolio Update

March 31, 2018 (Unaudited)

RiverNorth/DoubleLine Strategic Income Fund

The classifications and breakouts of the Fund’s portfolio shown below are made by the Adviser as of March 31, 2018.

Strategy (“Sleeve”) Allocation

Totals may not add up to 100% due to rounding.

Credit Quality Distribution(1)(2) (percentages are based on net assets)

Semi-Annual Report | March 31, 2018	5

RiverNorth Funds	Portfolio Update

March 31, 2018 (Unaudited)

Sector Breakdown(1) (percentages are based on net assets)

The allocation does not add up to 100% as it reflects the estimated leverage utilized by the underlying funds.

(1)	Asset-Backed Security Risk – the risk that the value of the underlying assets will impair the value of the security. Borrowing Risk – borrowings increase fund expenses and are subject to repayment, possibly at inopportune times. Closed-End Fund Risk – closed-end funds are exchange traded, may trade at a discount to their net asset values and may deploy leverage. Convertible Security Risk – the market value of convertible securities adjusts with interest rates and the value of the underlying stock. Currency Risk – foreign currencies will rise or decline relative to the U.S. dollar. Defaulted Securities Risk – defaulted securities carry the risk of uncertainty of repayment. Derivatives Risk – derivatives are subject to counterparty risk. Equity Risk – equity securities may experience volatility and the value of equity securities may move in opposite directions from each other and from other equity markets generally. Exchange Traded Note Risk – exchange traded notes represent unsecured debt of the issuer and may be influenced by interest rates, credit ratings of the issuer or changes in value of the reference index. Fixed Income Risk – the market value of fixed income securities adjusts with interest rates and the securities are subject to issuer default. Foreign/Emerging Market Risk – foreign securities may be subject to inefficient or volatile markets, different regulatory regimes or different tax policies. These risks may be enhanced in emerging markets. Investment Style Risk – investment strategies may come in and out of favor with investors and may underperform or outperform at times. Liquidity Risk – illiquid investments may be difficult or impossible to sell. Large Shareholder Purchase and Redemption Risk – The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Management Risk – there is no guarantee that the adviser’s or sub-adviser’s investment decisions will produce the desired results. Market Risk – economic conditions, interest rates and political events may affect the securities markets. Mortgage-Backed Security Risk – mortgage backed securities are subject to credit risk, pre-payment risk and devaluation of the underlying collateral. Preferred Stock Risk – preferred stocks generally pay dividends, but may be less liquid than common stocks, have less priority than debt instruments and may be subject to redemption by the issuer. Rating Agency Risk – rating agencies may change their ratings or ratings may not accurately reflect a debt issuer’s creditworthiness. REIT Risk – the value of REITs changes with the value of the underlying properties and changes in interest rates and are subject to additional fees. Security Risk – The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio. Special Purpose Acquisition Companies Risk – Investments in SPACs may be illiquid and/or be subject to restrictions on resale. Structured Notes Risk – because of the imbedded derivative feature, structured notes are subject to more risk than investing in a simple note or bond. Swap Risk – swap agreements are subject to counterparty default risk and may not perform as intended. Tax Risk – new federal or state governmental action could adversely affect the tax-exempt status of securities held by the Fund, resulting in higher tax liability for shareholders and potentially hurting Fund performance as well. Underlying Fund Risk – underlying funds have additional fees, may utilize leverage, may not correlate to an intended index and may trade at a discount to their net asset values. Valuation Risk – Loans and fixed-income securities are traded “over the counter” and because there is no centralized information regarding trading, the valuation of loans and fixed-income securities may vary.

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RiverNorth Funds	Portfolio Update

March 31, 2018 (Unaudited)

(2)	For the sleeve managed by RiverNorth, credit quality allocation reflects a fixed-income portfolio weighted average of the credit breakdown of each closed-end fund as provided by the advisor of said closed-end fund. If a credit breakdown is not provided by the advisor, Bloomberg is used. For the sleeves managed by DoubleLine, credit quality allocation is determined from the highest available credit rating from any Nationally Recognized Statistical Rating Organization (S&P, Moody’s and Fitch Ratings (“Fitch”)). Investment grade refers to a bond rated BBB- or higher by S&P or Baa3 or higher by Moody’s. High yield refers to a bond rated lower than investment grade. For more information about securities ratings, please see the Fund’s Statement of Additional Information at www.rivernorth.com.

Semi-Annual Report | March 31, 2018	7

RiverNorth Funds	Portfolio Update

March 31, 2018 (Unaudited)

RiverNorth/Oaktree High Income Fund

The classifications and breakouts of the Fund’s portfolio shown below are made by the Adviser as of March 31, 2018.

Strategy Allocation

Credit Quality Distribution(1)(2) (percentages are based on net assets)

Sector Breakdown(1) (percentages are based on net assets)

The allocation does not add up to 100% as it reflects the leverage utilized by the underlying funds.

8	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Portfolio Update

March 31, 2018 (Unaudited)

High Yield & Bank Loan Geographic Breakdown

Totals may not add up to 100% due to rounding.

Credit Exposure By Type

(1)	Borrowing Risk – borrowings increase fund expenses and are subject to repayment, possibly at inopportune times. Closed-End Fund Risk – closed-end funds are exchange traded, may trade at a discount to their net asset values and may deploy leverage. Convertible Security Risk – the market value of convertible securities adjusts with interest rates and the value of the underlying stock. Credit Derivatives Risk – the use of credit derivatives is highly specialized, involves default, counterparty and liquidity risks and may not perfectly correlate to the underlying asset or liability being hedged. Currency Risk – foreign currencies will rise or decline relative to the U.S. dollar. Derivatives Risk – derivatives are subject to counterparty risk. Distressed and Defaulted Securities Risk – defaulted securities carry the risk of uncertainty of repayment. Equity Risk – equity securities may experience volatility and the value of equity securities may move in opposite directions from each other and from other equity markets generally. Exchange Traded Note Risk – exchange traded notes represent unsecured debt of the issuer and may be influenced by interest rates, credit ratings of the issuer or changes in value of the reference index. Fixed Income Risk – the market value of fixed income securities adjusts with interest rates and the securities are subject to issuer default. Foreign/Emerging Market Risk – foreign securities may be subject to inefficient or volatile markets, different regulatory regimes or different tax policies. These risks may be enhanced in emerging markets. Floating Interest Rate Risk – loans pay interest based on the London Interbank Offered Rate (LIBOR) and a decline in LIBOR could negatively impact the Fund’s return. High Portfolio Turnover Risk – May increase the Fund’s brokerage commission costs, which would reduce performance. Investment Style Risk – investment strategies may come in and out of favor with investors and may underperform or outperform at times. Large Shareholder Purchase and Redemption Risk – The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Liquidity Risk – illiquid investments may be difficult or impossible to sell. Loans Risk – loans may be unrated or rated below investment grade and the pledged collateral may lose value. Secondary trading in loans is not fully-developed and may result in illiquidity. Management Risk – there is no guarantee that the adviser’s or sub-adviser’s investment decisions will produce the desired results. Market Risk – economic conditions, interest rates and political events may affect the securities markets. Preferred Stock Risk – preferred stocks generally pay dividends, but may be less liquid than common stocks, have less priority than debt instruments and may be subject to redemption by the issuer. Security Risk – the value of the Fund may increase or decrease in response to the prospects of the issuers of securities and loans held in the Fund. Settlement Risk – Transactions in loans may settle on a delayed basis and the proceeds from the sale of loans may not be readily available to make additional investments or to meet the Fund’s redemption obligations. Special Purpose Acquisition Companies Risk – Investments in SPACs may be illiquid and/or be subject to restrictions on resale. Swap Risk – swap agreements are subject to counterparty default risk and may not perform as intended. Tax Risk – new federal or state governmental action could adversely affect the tax-exempt status of securities held by the Fund, resulting in higher tax liability for shareholders and potentially hurting Fund performance as well. Underlying Fund Risk – underlying funds have additional fees, may utilize leverage, may not correlate to an intended index and may trade at a discount to their net asset values. Valuation Risk – Loans and fixed-income securities are traded “over the counter” and because there is no centralized information regarding trading, the valuation of loans and fixed-income securities may vary.

Semi-Annual Report | March 31, 2018	9

RiverNorth Funds	Portfolio Update

March 31, 2018 (Unaudited)

(2)	For the sleeve managed by RiverNorth, credit quality allocation reflects a fixed-income portfolio weighted average of the credit breakdown of each closed-end fund as provided by the advisor of said closed-end fund. If a credit breakdown is not provided by the advisor, Bloomberg is used. For the sleeves managed by Oaktree, the sub-adviser uses a proprietary credit scoring matrix to rank potential investments. This process offers a systematic way of reviewing the key quantitative and qualitative variables impacting credit quality for each investment. Investment grade refers to a bond rated BBB- or higher by S&P or Baa3 or higher by Moody’s. High yield refers to a bond rated lower than investment grade. For more information about securities ratings, please see the Fund’s Statement of Additional Information at www.rivernorth.com.

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RiverNorth Funds	Disclosure of Fund Expenses

March 31, 2018 (Unaudited)

Expense Example

As a shareholder of the RiverNorth Funds (the “Trust” or “Funds”), you incur two types of costs: (1) transaction costs (such as the 2% fee on redemptions of Fund shares made within 90 days of purchase); and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other Fund expenses This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period, October 1, 2017, and held for the six months ended March 31, 2018.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your variable account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line for each share class of each Fund within the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Semi-Annual Report | March 31, 2018	11

RiverNorth Funds	Disclosure of Fund Expenses

March 31, 2018 (Unaudited)

	Beginning Account Value 10/01/2017	Ending Account Value 03/31/2018	Expense Ratio(a)	Expenses Paid During Period(b)
RiverNorth Core Opportunity Fund
Class I Shares
Actual	$1,000.00	$1,024.30	1.14%	$5.75
Hypothetical (5% return before expenses)	$1,000.00	$1,019.25	1.14%	$5.74

Class R Shares
Actual	$1,000.00	$1,022.70	1.39%	$7.01
Hypothetical (5% return before expenses)	$1,000.00	$1,018.00	1.39%	$6.99

RiverNorth/DoubleLine Strategic Income Fund
Class I Shares
Actual	$1,000.00	$994.60	0.85%	$4.23
Hypothetical (5% return before expenses)	$1,000.00	$1,020.69	0.85%	$4.28

Class R Shares
Actual	$1,000.00	$994.30	1.10%	$5.47
Hypothetical (5% return before expenses)	$1,000.00	$1,019.45	1.10%	$5.54

RiverNorth/Oaktree High Income Fund
Class I Shares
Actual	$1,000.00	$1,003.50	1.35%	$6.74
Hypothetical (5% return before expenses)	$1,000.00	$1,018.20	1.35%	$6.79

Class R Shares
Actual	$1,000.00	$1,002.20	1.60%	$7.99
Hypothetical (5% return before expenses)	$1,000.00	$1,016.95	1.60%	$8.05

(a)	Annualized, based on the Fund's most recent fiscal half-year expenses.

(b)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), then divided by 365. Note this expense example is typically based on a six-month period.

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RiverNorth Core Opportunity Fund	Schedule of Investments

March 31, 2018 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 63.92%
85,549	Adams Diversified Equity Fund, Inc.	$1,263,559
121,316	AllianzGI Equity & Convertible Income Fund	2,510,028
809,165	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	10,276,395
1,074,255	Alpine Total Dynamic Dividend Fund	9,603,840
480,995	BlackRock Credit Allocation Income Trust	6,094,207
74,024	BlackRock Multi-Sector Income Trust	1,242,863
17,116	BlackRock Resources & Commodities Strategy Trust	151,990
93,500	CBRE Clarion Global Real Estate Income Fund	683,485
191,588	Clough Global Equity Fund	2,519,382
690,082	Clough Global Opportunities Fund	7,383,877
10,266	Cohen & Steers REIT and Preferred Income Fund, Inc.	191,871
118,905	Eaton Vance Limited Duration Income Fund	1,548,143
110,023	General American Investors Co., Inc.	3,682,470
141,520	Highland Floating Rate Opportunities Fund	2,262,905
236,953	Kayne Anderson MLP Investment Co.	3,902,616
308,475	Legg Mason BW Global Income Opportunities Fund, Inc.	3,976,243
3,572,364	Liberty All Star® Equity Fund	21,898,591
64,910	LMP Capital and Income Fund, Inc.	819,164
46,475	Morgan Stanley Emerging Markets Debt Fund, Inc.	436,400
94,788	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	741,242
93,566	Neuberger Berman High Yield Strategies Fund, Inc.	1,042,325
26,180	Neuberger Berman Real Estate Securities Income Fund, Inc.	124,879
157,157	NexPoint Credit Strategies Fund	3,611,468
319,541	Nuveen AMT-Free Municipal Income Fund	4,154,033
315,637	Nuveen Credit Strategies Income Fund	2,506,158
250,164	Nuveen Dividend Advantage Municipal Fund	3,287,155
263,474	Nuveen Intermediate Duration Quality Municipal Term Fund	3,309,233
242,124	Nuveen Mortgage Opportunity Term Fund	5,750,445
89,136	Nuveen Mortgage Opportunity Term Fund 2	2,015,365
68,295	Prudential Global Short Duration High Yield Fund, Inc.	947,935
401,471	Royce Micro-Cap Trust, Inc.	3,757,769
79,861	Royce Value Trust, Inc.	1,242,637
805,627	Sprott Focus Trust, Inc.	6,275,834
477,267	Sprott Physical Gold and Silver Trust	6,309,470
1,050,184	Templeton Global Income Fund	6,710,676
297,938	Tri-Continental Corp.	7,838,749
68,888	Virtus Total Return Fund, Inc.	772,923
628,141	Western Asset Emerging Markets Income Fund, Inc.	9,126,889
1,193,311	Western Asset High Income Opportunity Fund, Inc.	5,739,826

TOTAL CLOSED-END FUNDS
(Cost $143,595,274)		155,713,040

BUSINESS DEVELOPMENT COMPANIES - 0.52%
27,201	Corporate Capital Trust, Inc.	459,697

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2018	13

RiverNorth Core Opportunity Fund	Schedule of Investments

March 31, 2018 (Unaudited)

Shares/Description		Value
109,863	FS Investment Corp.	$796,507

TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $1,291,132)		1,256,204

COMMON STOCKS - 3.58%
28,425	Atlantic Acquisition Corp.(a)	281,976
43,058	Big Rock Partners Acquisition Corp.(a)	445,650
36,479	Black Ridge Acquisition Corp.(a)	353,481
54,640	CM Seven Star Acquisition Corp.(a)	532,194
22,174	Draper Oakwood Technology Acquisition, Inc., Class A(a)	218,636
92,573	Gordon Pointe Acquisition Corp.(a)	956,233
50,015	Haymaker Acquisition Corp.(a)	497,649
29,517	Industrea Acquisition Corp., Class A(a)	289,562
35,905	Legacy Acquisition Corp.(a)	357,255
51,077	Leisure Acquisition Corp.(a)	505,529
76,417	Mtech Acquisition Corp.(a)	775,633
66,662	One Madison Corp.(a)	666,620
100,890	Opes Acquisition Corp.(a)	1,014,439
34,474	Osprey Energy Acquisition Corp.(a)	331,640
68,872	Pensare Acquisition Corp.(a)	669,436
45,935	Tiberius Acquisition Corp.(a)	459,809
36,078	Union Acquisition Corp.(a)	369,078

TOTAL COMMON STOCKS
(Cost $8,580,475)		8,724,820

EXCHANGE-TRADED FUNDS - 21.98%
135,594	Market Vectors® Gold Miners ETF	2,980,356
307,565	PowerShares® FTSE RAFI Emerging Markets Portfolio	7,230,853
100,632	PowerShares® FTSE RAFI US 1000 Portfolio	11,087,634
49,168	SPDR® S&P 500® ETF Trust	12,938,559
126,277	Vanguard® FTSE Developed Markets ETF	5,587,757
291,859	Vanguard® FTSE Emerging Markets ETF	13,711,536

TOTAL EXCHANGE-TRADED FUNDS
(Cost $47,338,749)		53,536,695

PREFERRED STOCKS - 0.42%
39,580	General American Investors Co., Inc., Series B, 5.950%(b)	1,025,518

TOTAL PREFERRED STOCKS
(Cost $936,421)		1,025,518

See Notes to Financial Statements.

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RiverNorth Core Opportunity Fund	Schedule of Investments

March 31, 2018 (Unaudited)

Shares/Description		Rate	Maturity	Value
BUSINESS DEVELOPMENT COMPANY NOTES- 1.37%
United States - 1.37%
53,649	KCAP Financial, Inc.	6.13%	09/30/2022	$1,350,345
11,005	MVC Capital, Inc.	6.25%	11/30/2022	277,546
68,081	TriplePoint Venture Growth Corp.	5.75%	07/15/2022	1,711,829
				3,339,720

TOTAL BUSINESS DEVELOPMENT COMPANY NOTES
(Cost $3,318,375)				3,339,720

U.S. GOVERNMENT BONDS AND NOTES -5.76%
14,151,100	U.S. Treasury Notes	1.13%	01/31/2019	14,039,487

TOTAL U.S. GOVERNMENT BONDS AND NOTES
(Cost $14,071,324)				14,039,487

RIGHTS - 0.03%
28,425	Atlantic Acquisition Corp., Strike Price11.50, Expires 12/31/2049(a)			14,045
18,240	Black Ridge Acquisition Corp., Strike Price 11.50, Expires 10/25/2022(a)			5,472
54,640	CM Seven Star Acquisition Corp., Strike Price 11.50, Expires 11/06/2018(a)			17,485
22,174	Draper Oakwood Technology Acquisition, Inc., Strike Price 11.50, Expires 09/30/2024(a)			12,639
68,872	Pensare Acquisition Corp., Strike Price 11.50, Expires 08/08/2022(a)			34,436

TOTAL RIGHTS
(Cost $74,986)				84,077

WARRANTS - 0.04%
54,718	Black Ridge Acquisition Corp., Strike Price 11.50, Expires 10/25/2022(a)			19,151
27,320	CM Seven Star Acquisition Corp., Strike Price 11.50, Expires 11/06/2018(a)			9,562
11,087	Draper Oakwood Technology Acquisition, Inc., Strike Price 11.50, Expires 09/30/2024(a)			9,368
28,115	I-AM Capital Acquisition Co., Strike Price 11.50, Expires 10/09/2022(a)			11,246
29,517	Industrea Acquisition Corp., Strike Price 11.50, Expires 08/01/2024(a)			16,161
17,237	Osprey Energy Acquisition Corp., Strike Price 11.50, Expires 08/15/2022(a)			13,100

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2018	15

RiverNorth Core Opportunity Fund	Schedule of Investments

March 31, 2018 (Unaudited)

Shares/Description	Rate	Maturity	Value
34,436	Pensare Acquisition Corp., Strike Price 11.50, Expires	08/08/2022(a)	$17,218

TOTAL WARRANTS
(Cost $83,693)			95,806

SHORT-TERM INVESTMENTS - 1.72%
Money Market Fund
4,184,153	State Street Institutional Trust (7 Day Yield 1.49%)		4,184,153

TOTAL SHORT-TERM INVESTMENTS
(Cost $4,184,153)			4,184,153

TOTAL INVESTMENTS - 99.34%
(Cost $223,474,582)			241,999,520
CASH SEGREGATED AT CUSTODIAN FOR TOTAL RETURN SWAP CONTRACTS - 0.16%			400,000
OTHER ASSETS IN EXCESS OF LIABILITIES-0.50%			1,217,389
NET ASSETS - 100.00%			$243,616,909

(a)	Non-income producing security.

(b)	Security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

See Notes to Financial Statements.

16	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2018 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 27.78%
530,910	Aberdeen Asia-Pacific Income Fund, Inc.	$2,516,513
211,550	Advent Claymore Convertible Securities and Income Fund	3,190,174
810,003	Advent Claymore Convertible Securities and Income Fund II	4,536,017
171,560	Advent/Claymore Enhanced Growth & Income Fund	1,358,755
183,825	AllianceBernstein Global High Income Fund, Inc.	2,185,679
345,284	AllianceBernstein National Municipal Income Fund, Inc.	4,319,503
589,760	Ares Dynamic Credit Allocation Fund, Inc.	9,577,702
2,862,571	BlackRock Corporate High Yield Fund, Inc.	30,314,627
1,910,155	BlackRock Credit Allocation Income Trust	24,201,664
1,135,754	BlackRock Debt Strategies Fund, Inc.	13,197,462
225,861	BlackRock Limited Duration Income Trust	3,405,984
762,470	BlackRock Multi-Sector Income Trust	12,801,871
459,578	BlackRock Muni Intermediate Duration Fund, Inc.	6,025,068
383,818	Blackstone / GSO Strategic Credit Fund	6,095,030
919,483	Brookfield Real Assets Income Fund, Inc.	20,017,145
623,179	Deutsche Multi-Market Income Trust	5,471,512
17,460	Deutsche Strategic Income Trust	214,112
2,923,321	Eaton Vance Limited Duration Income Fund	38,061,639
966,567	Eaton Vance Senior Income Trust	6,582,321
1,725,921	Invesco Dynamic Credit Opportunities Fund	20,245,053
219,867	Invesco High Income Trust II	3,049,555
2,610,566	Invesco Senior Income Trust	11,486,490
489,739	Legg Mason BW Global Income Opportunities Fund, Inc.	6,312,736
743,051	MFS Charter Income Trust	6,033,574
252,833	MFS Multimarket Income Trust	1,458,846
483,942	Morgan Stanley Emerging Markets Debt Fund, Inc.	4,544,215
1,606,484	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	12,562,705
230,385	Morgan Stanley Income Securities, Inc.	4,338,150
447,751	Neuberger Berman High Yield Strategies Fund, Inc.	4,987,946
10,574	NexPoint Credit Strategies Fund	242,991
2,672,451	Nuveen AMT-Free Municipal Income Fund	34,741,863
2,347,987	Nuveen Credit Strategies Income Fund	18,643,017
1,373,572	Nuveen Dividend Advantage Municipal Fund	18,048,736
471,457	Nuveen Global High Income Fund	7,599,887
94,481	Nuveen Preferred Income Opportunities Fund	945,755
81,175	PIMCO Dynamic Credit Income Fund	1,857,284
922,310	Prudential Global Short Duration High Yield Fund, Inc.	12,801,663
953,633	Prudential Short Duration High Yield Fund, Inc.	13,474,834
1,258,342	Templeton Emerging Markets Income Fund	14,219,265
2,914,143	Templeton Global Income Fund	18,621,374
2,630,151	Voya Prime Rate Trust	13,703,087
646,836	Wells Fargo Advantage Income Opportunities Fund	5,200,561
2,487,920	Western Asset Emerging Markets Income Fund, Inc.	36,149,478
61,413	Western Asset Global Corporate Defined Opportunity Fund, Inc.	1,027,440
1,534,505	Western Asset Global High Income Fund, Inc.	14,439,692
1,002,125	Western Asset High Income Fund II, Inc.	6,573,940

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2018	17

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2018 (Unaudited)

Shares/Description		Value
5,865,583	Western Asset High Income Opportunity Fund, Inc.	$28,213,454
935,650	Western Asset High Yield Defined Opportunity Fund, Inc.	13,660,490
1,788,932	Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	20,250,710
830,178	Western Asset/Claymore Inflation-Linked Securities & Income Fund	9,571,952

TOTAL CLOSED-END FUNDS
(Cost $578,063,787)		559,079,521

BUSINESS DEVELOPMENT COMPANIES -0.85%
475,494	Ares Capital Corp.	7,546,090
222,539	Corporate Capital Trust, Inc.	3,760,909
799,225	FS Investment Corp.	5,794,381

TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $17,299,651)		17,101,380

COMMON STOCKS - 0.05%
6,082	Frontera Energy Corp.(a)	169,995
52,330	SandRidge Energy, Inc.(a)	759,308

TOTAL COMMON STOCKS
(Cost $2,720,381)		929,303

OPEN-END FUNDS - 1.40%
2,945,547	RiverNorth/Oaktree High Income Fund, Class I(b)	28,237,782

TOTAL OPEN-END FUNDS
(Cost $28,827,068)		28,237,782

PREFERRED STOCKS - 0.86%
120,000	Annaly Capital, Series F, 6.950%(c)	3,042,000
103,000	Annaly Capital, Series G, 6.500%(c)	2,518,350
62,871	GDL Fund, Series B, 3.000%	3,143,550
81,800	Gladstone Investment Corp., 6.250%, 09/30/2023	2,072,812
128,627	Gladstone Investment Corp., Series C, 6.500%	3,264,553
125,774	Kayne Anderson MLP Investment Co., Series F, 3.500%	3,172,021

TOTAL PREFERRED STOCKS
(Cost $17,087,461)		17,213,286

See Notes to Financial Statements.

18	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2018 (Unaudited)

Shares/Description		Rate	Maturity	Value
BUSINESS DEVELOPMENT COMPANY NOTES - 1.42%
United States - 1.42%
11,239	Hercules Capital, Inc.	6.25%	07/30/2024	$284,122
220,021	KCAP Financial, Inc.	6.13%	09/30/2022	5,537,928
147,545	Main Street Capital Corp.	6.13%	04/01/2023	3,722,708
278,721	MVC Capital, Inc.	6.25%	11/30/2022	7,029,344
37,669	Oaktree Specialty Lending Corp.	6.13%	04/30/2028	940,218
64,333	THL Credit, Inc.	6.75%	11/15/2021	1,622,478
123,596	THL Credit, Inc.	6.75%	12/30/2022	3,170,238
247,369	TriplePoint Venture Growth Corp.	5.75%	07/15/2022	6,219,846
				28,526,882

TOTAL BUSINESS DEVELOPMENT COMPANY NOTES
(Cost $28,174,916)				28,526,882

Principal Amount/Description		Rate	Maturity	Value
FOREIGN CORPORATE BONDS -2.28%
Australia - 0.19%
$1,000,000	APT Pipelines, Ltd.(d)	4.25%	07/15/2027	1,000,991
585,000	Australia & New Zealand Banking Group, Ltd.(d)	4.88%	01/12/2021	612,292
750,000	Commonwealth Bank of Australia(d)	2.75%	03/10/2022	737,486
265,000	Macquarie Group, Ltd.(d)(e)	3M US L + 1.023%	11/28/2023	255,812
245,000	Macquarie Group, Ltd.(d)(e)	3M US L + 1.33%	03/27/2024	246,157
500,000	Sydney Airport Finance Co. Pty, Ltd.(d)	3.38%	04/30/2025	486,952
500,000	Sydney Airport Finance Co. Pty, Ltd.(d)	3.63%	04/28/2026	487,893
				3,827,583
Bermuda - 0.02%
200,000	Digicel Group, Ltd.(d)	7.13%	04/01/2022	156,750
400,000	Digicel Group, Ltd.(f)	7.13%	04/01/2022	313,500
				470,250
Brazil - 0.01%
			Perpetual
1,500,000	OAS Finance, Ltd.(c)(d)(g)	8.88%	Maturity	157,500
British Virgin Islands - 0.01%
300,000	CNOOC Finance 2011, Ltd.(f)	4.25%	01/26/2021	307,467
Canada - 0.17%
395,000	Bank of Montreal(e)	3.80%	12/15/2032	374,705
315,000	BC ULC / New Red Finance, Inc.(d)	5.00%	10/15/2025	301,518
765,000	Canadian Natural Resources, Ltd.	2.95%	01/15/2023	743,387
500,000	Fortis, Inc.	2.10%	10/04/2021	478,275

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2018	19

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2018 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
160,000	GFL Environmental, Inc.(d)	5.38%	03/01/2023	$157,600
295,000	GW Honos Security Corp.(d)	8.75%	05/15/2025	309,750
330,000	Kronos Acquisition Holdings, Inc.(d)	9.00%	08/15/2023	314,325
195,000	MEG Energy Corp.(d)	7.00%	03/31/2024	161,850
260,000	Telesat Canada / Telesat LLC(d)	8.88%	11/15/2024	286,000
320,000	Valeant Pharmaceuticals International, Inc.(d)	5.50%	11/01/2025	312,720
				3,440,130
Cayman Islands - 0.20%
200,000	CK Hutchison International 17 II, Ltd.(d)	2.25%	09/29/2020	195,759
200,000	CK Hutchison International 17, Ltd.(d)	3.50%	04/05/2027	193,866
200,000	CK Hutchison International 17, Ltd.(f)	2.88%	04/05/2022	196,242
440,116	Guanay Finance, Ltd.(f)	6.00%	12/15/2020	451,271
200,000	Hutchison Whampoa International 12 II, Ltd.(f)	3.25%	11/08/2022	198,470
1,125,178	Interoceanica IV Finance, Ltd.(f)(h)	0.00%	11/30/2025	960,621
1,000,000	Lima Metro Line 2 Finance, Ltd.(d)	5.88%	07/05/2034	1,036,250
400,000	SPARC EM SPC Panama Metro Line 2 SP(d)(h)	0.00%	12/05/2022	361,800
500,000	SPARC EM SPC Panama Metro Line 2 SP(f)(h)	0.00%	12/05/2022	452,250
				4,046,529
Chile - 0.17%
200,000	Banco de Credito e Inversiones SA(f)	4.00%	02/11/2023	202,415
300,000	Banco del Estado de Chile(f)	4.13%	10/07/2020	306,215
150,000	Banco del Estado de Chile(f)	3.88%	02/08/2022	151,722
700,000	Embotelladora Andina SA(f)	5.00%	10/01/2023	738,371
900,000	Empresa de Transporte de Pasajeros Metro SA(d)	5.00%	01/25/2047	931,500
300,000	Engie Energia Chile SA(f)	5.63%	01/15/2021	316,536
800,000	Itau CorpBanca(f)	3.88%	09/22/2019	807,266
				3,454,025
China - 0.11%
200,000	Alibaba Group Holding, Ltd.	2.80%	06/06/2023	193,459
800,000	CNPC HK Overseas Capital, Ltd.(f)	4.50%	04/28/2021	828,610
600,000	Sinopec Group Overseas Development 2016, Ltd.(f)	2.75%	09/29/2026	545,313
300,000	Tencent Holdings, Ltd.(d)(e)	3M US L + 0.605%	01/19/2023	300,531
400,000	Tencent Holdings, Ltd.(f)	3.38%	05/02/2019	402,285
				2,270,198
Colombia - 0.01%
100,000	Bancolombia SA	6.13%	07/26/2020	106,125

See Notes to Financial Statements.

20	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2018 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$100,000	Ecopetrol SA	7.63%	07/23/2019	$105,900
				212,025
Costa Rica - 0.01%
200,000	Banco de Costa Rica(f)	5.25%	08/12/2018	201,740
Dominican Republic - 0.02%
300,000	Banco de Reservas de la Republica Dominicana(d)	7.00%	02/01/2023	315,000
France - 0.06%
525,000	BNP Paribas SA(d)	3.38%	01/09/2025	508,311
631,000	Orange SA	2.75%	02/06/2019	630,898
				1,139,209
Great Britain - 0.14%
510,000	Anglo American Capital PLC(d)	4.50%	03/15/2028	509,788
530,000	AstraZeneca PLC	2.38%	06/12/2022	512,212
465,000	Barclays Bank PLC(e)	3M US L + 0.46%	01/11/2021	464,822
530,000	Lloyds Banking Group PLC(e)	3M US L + 1.205%	11/07/2028	500,888
765,000	Royal Bank of Scotland Group PLC(e)	3M US L + 1.48%	05/15/2023	752,230
120,000	Travelport Corp. Finance PLC(d)	6.00%	03/15/2026	120,750
				2,860,690
Guatemala - 0.01%
200,000	Energuate Trust(d)	5.88%	05/03/2027	202,250
India - 0.07%
200,000	Adani Ports & Special Economic Zone, Ltd.(f)	3.95%	01/19/2022	199,472
300,000	Bharti Airtel, Ltd.(f)	4.38%	06/10/2025	291,434
200,000	Export-Import Bank of India	3.13%	07/20/2021	197,789
300,000	Export-Import Bank of India	4.00%	01/14/2023	300,419
200,000	Indian Oil Corp., Ltd.	5.63%	08/02/2021	212,787
200,000	Indian Oil Corp., Ltd.	5.75%	08/01/2023	216,903
				1,418,804
Ireland - 0.05%
535,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.50%	01/15/2025	516,330
415,000	Shire Acquisitions Investments Ireland DAC	2.88%	09/23/2023	396,535
				912,865
Isle Of Man - 0.03%
600,000	Gohl Capital, Ltd.	4.25%	01/24/2027	590,964
Israel - 0.05%
900,000	Israel Electric Corp., Ltd.(d)	5.00%	11/12/2024	938,781

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2018	21

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2018 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
Japan - 0.09%
735,000	Mitsubishi UFJ Financial Group, Inc.(e)	3M US L + 0.74%	03/02/2023	$734,393
355,000	Mizuho Financial Group, Inc.(e)	3M US L + 0.88%	09/11/2022	357,200
785,000	Sumitomo Mitsui Financial Group, Inc.(e)	3M US L + 0.74%	01/17/2023	786,961
				1,878,554
Luxembourg - 0.01%
245,000	Intelsat Jackson Holdings SA	7.25%	10/15/2020	227,850
Malaysia - 0.11%
600,000	Axiata SPV2 Bhd	3.47%	11/19/2020	602,240
800,000	Malayan Banking Bhd(e)	3.91%	10/29/2026	802,456
300,000	Petronas Capital, Ltd.(f)	3.50%	03/18/2025	296,688
500,000	Petronas Global Sukuk, Ltd.(f)	2.71%	03/18/2020	496,700
				2,198,084
Mauritius - 0.01%
200,000	UPL Corp., Ltd.(f)	3.25%	10/13/2021	196,215
Mexico - 0.11%
100,000	America Movil SAB de CV	5.00%	03/30/2020	103,438
600,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander(e)(f)	5.95%	01/30/2024	613,200
200,000	Fomento Economico Mexicano SAB de CV	2.88%	05/10/2023	195,034
200,000	Grupo Idesa SA de CV(d)	7.88%	12/18/2020	195,162
200,000	Grupo Idesa SA de CV(f)	7.88%	12/18/2020	195,163
450,000	Mexico City Airport Trust(d)	4.25%	10/31/2026	434,588
310,000	Petroleos Mexicanos	6.75%	09/21/2047	314,458
185,000	Petroleos Mexicanos(d)	6.35%	02/12/2048	179,681
				2,230,724
Netherlands - 0.08%
400,000	AES Andres BV / Dominican Power Partners / Empresa Generadora de Electricidad It(d)	7.95%	05/11/2026	429,064
500,000	Bharti Airtel International Netherlands BV(f)	5.13%	03/11/2023	509,640
725,000	Teva Pharmaceutical Finance Netherlands III BV	2.80%	07/21/2023	614,788
				1,553,492
Panama - 0.14%
388,308	Aeropuerto Internacional de Tocumen SA	5.75%	10/09/2023	412,092
500,000	Banco de Credito del Peru/Panama(f)	2.25%	10/25/2019	494,225
100,000	Banco de Credito del Peru/Panama(f)	5.38%	09/16/2020	105,093

See Notes to Financial Statements.

22	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2018 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$700,000	Banco Internacional del Peru SAA/Panama(f)	5.75%	10/07/2020	$735,000
	Banco Latinoamericano de Comercio
150,000	Exterior SA(f)	3.25%	05/07/2020	149,437
252,205	ENA Norte Trust(f)	4.95%	04/25/2023	259,204
600,000	Global Bank Corp.(f)	5.13%	10/30/2019	612,720
				2,767,771
Peru - 0.02%
100,000	BBVA Banco Continental SA(f)	5.00%	08/26/2022	105,020
200,000	Fondo MIVIVIENDA SA(d)	3.50%	01/31/2023	196,500
200,000	Pesquera Exalmar SAA(f)	7.38%	01/31/2020	194,799
				496,319
Philippines - 0.06%
300,000	BDO Unibank, Inc.	2.63%	10/24/2021	292,008
600,000	BDO Unibank, Inc.	2.95%	03/06/2023	577,282
400,000	Union Bank of the Philippines	3.37%	11/29/2022	389,647
				1,258,937
Singapore - 0.23%
600,000	BPRL International Singapore Pte., Ltd.	4.38%	01/18/2027	592,186
700,000	DBS Group Holdings, Ltd.(d)(e)	3M US L + 0.62%	07/25/2022	703,808
200,000	DBS Group Holdings, Ltd.(e)(f)	3M US L + 0.49%	06/08/2020	200,233
200,000	ONGC Videsh Vankorneft Pte, Ltd.	2.88%	01/27/2022	193,448
600,000	ONGC Videsh Vankorneft Pte, Ltd.	3.75%	07/27/2026	574,359
482,000	Oversea-Chinese Banking Corp., Ltd.(e)(f)	4.00%	10/15/2024	485,693
100,000	PSA International Pte, Ltd.	3.88%	02/11/2021	102,883
200,000	SingTel Group Treasury Pte, Ltd.	4.50%	09/08/2021	209,328
750,000	Temasek Financial I, Ltd.(f)	2.38%	01/23/2023	727,212
400,000	United Overseas Bank, Ltd.(e)	3.75%	09/19/2024	402,988
400,000	United Overseas Bank, Ltd.(e)	3.50%	09/16/2026	396,736
				4,588,874
South Korea - 0.03%
550,000	Korea Expressway Corp.(d)(e)	3M US L + 0.70%	04/20/2020	550,364
Spain - 0.03%
600,000	Banco Santander SA(e)	3M US L + 1.09%	02/23/2023	605,286

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2017	23

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2018 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
Switzerland - 0.03%
$530,000	Credit Suisse Group AG(d)(e)	3M US L+ 1.20%	12/14/2023	$537,633

TOTAL FOREIGN CORPORATE BONDS
(Cost $48,087,825)				45,856,113

U.S. CORPORATE BONDS - 2.94%
Advertising - 0.03%
635,000	Omnicom Group, Inc.	3.60%	04/15/2026	616,247
Aerospace/Defense - 0.05%
365,000	Lockheed Martin Corp.	4.70%	05/15/2046	396,976
336,000	The Boeing Co.	6.88%	03/15/2039	473,915
170,000	TransDigm, Inc.	6.38%	06/15/2026	171,700
				1,042,591
Agriculture - 0.02%
95,000	BAT Capital Corp.(d)(e)	3M US L + 0.88%	08/15/2022	95,628
390,000	Reynolds American, Inc.	4.00%	06/12/2022	397,014
				492,642
Airlines - 0.01%
255,000	Delta Air Lines, Inc.	3.63%	03/15/2022	254,847
Auto Manufacturers - 0.07%
420,000	Ford Motor Co.	7.45%	07/16/2031	509,179
185,000	General Motors Co.(e)	3M US L + 0.80%	08/07/2020	185,239
450,000	General Motors Financial Co., Inc.(e)	3M US L + 0.99%	01/05/2023	452,478
305,000	General Motors Financial Co., Inc.	3.95%	04/13/2024	302,688
				1,449,584
Banks - 0.17%
285,000	Bank of America Corp.	2.50%	10/21/2022	273,898
330,000	Bank of America Corp.(e)	3M US L + 1.02%	04/24/2023	323,343
340,000	Capital One Financial Corp.(e)	3M US L + 0.72%	01/30/2023	337,764

755,000	Citigroup, Inc.(e)	3M US L + 1.10%	05/17/2024	762,319
505,000	Morgan Stanley	2.75%	05/19/2022	492,625
520,000	Morgan Stanley(e)	3M US L + 1.34%	07/22/2028	503,221
110,000	MUFG Americas Holdings Corp.	2.25%	02/10/2020	108,330
660,000	The Goldman Sachs Group, Inc.(e)	3M US L + 0.78%	10/31/2022	659,210
				3,460,710

See Notes to Financial Statements.

24	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2018 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
Beverages - 0.03%
$300,000	Anheuser-Busch InBev Finance, Inc.	4.90%	02/01/2046	$324,250
250,000	Anheuser-Busch InBev Worldwide,Inc.	4.60%	04/15/2048	258,770
				583,020
Biotechnology- 0.02%
520,000	Celgene Corp.	4.35%	11/15/2047	493,812
Building Materials - 0.03%
310,000	Builders FirstSource, Inc.(d)	5.63%	09/01/2024	312,713
260,000	Owens Corning	4.40%	01/30/2048	240,627
				553,340
Chemicals - 0.05%
325,000	Hexion, Inc.(d)	10.38%	02/01/2022	316,062
265,000	Platform Specialty Products Corp.(d)	5.88%	12/01/2025	259,369
515,000	The Mosaic Co.	4.05%	11/15/2027	502,929
				1,078,360
Coal - 0.02%
305,000	Peabody Securities Finance Corp.(d)	6.00%	03/31/2022	312,244
Commercial Services - 0.01%
239,000	Prime Security Services Borrower, LLC / Prime Finance, Inc.(d)	9.25%	05/15/2023	259,614
Containers and Packaging - 0.05%
255,000	Packaging Corp. of America	3.40%	12/15/2027	244,261
170,000	Plastipak Holdings, Inc.(d)	6.25%	10/15/2025	170,425
500,000	WestRock Co.(d)	3.75%	03/15/2025	499,326
				914,012
Cosmetics/Personal Care - 0.02%
310,000	Coty, Inc.(d)	6.50%	04/15/2026	312,325
Distribution/Wholesale - 0.03%
165,000	Avantor, Inc.(d)	6.00%	10/01/2024	164,587
165,000	Avantor, Inc.(d)	9.00%	10/01/2025	162,009
325,000	Beacon Escrow Corp.(d)	4.88%	11/01/2025	311,188
				637,784
Diversified Financial Services - 0.20%
568,000	Air Lease Corp.	3.75%	02/01/2022	573,396
645,000	Ally Financial, Inc.	4.13%	03/30/2020	649,031
40,000	Ally Financial, Inc.	4.25%	04/15/2021	40,350
1,045,000	American Express Co.	2.50%	08/01/2022	1,008,705
640,000	Discover Financial Services	4.10%	02/09/2027	635,615
390,000	National Rural Utilities Cooperative Finance Corp.	2.00%	01/27/2020	384,555
305,000	NFP Corp.(d)	6.88%	07/15/2025	304,238
499,000	Synchrony Financial	3.00%	08/15/2019	497,621

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2017	25

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2018 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$15,000	Synchrony Financial	3.95%	12/01/2027	$14,203
				4,107,714
Electric - 0.23%
85,000	American Electric Power Co., Inc.	3.20%	11/13/2027	81,110
230,000	Duke Energy Corp.	3.75%	09/01/2046	209,011
215,000	Duke Energy Corp.	3.95%	08/15/2047	202,257
450,000	Duke Energy Progress, LLC	4.15%	12/01/2044	462,299
500,000	Edison International	4.13%	03/15/2028	503,854
1,100,000	ITC Holdings Corp.	3.25%	06/30/2026	1,057,354
250,000	NextEra Energy Capital Holdings, Inc.	3.55%	05/01/2027	243,248
330,000	NextEra Energy Operating Partners LP(d)	4.50%	09/15/2027	312,263
655,000	The Southern Co.	2.45%	09/01/2018	654,334
1,000,000	Virginia Electric & Power Co.	3.50%	03/15/2027	988,798
				4,714,528
Electronics - 0.04%
265,000	Arrow Electronics, Inc.	3.88%	01/12/2028	256,788
525,000	Corning, Inc.	4.38%	11/15/2057	484,664
80,000	Jabil, Inc.	3.95%	01/12/2028	77,662
				819,114
Engineering & Construction - 0.02%
400,000	SBA Tower Trust(d)	3.17%	04/15/2022	396,320
Entertainment - 0.02%
320,000	Eldorado Resorts, Inc.	6.00%	04/01/2025	326,400
Food - 0.15%
310,000	B&G Foods, Inc.	5.25%	04/01/2025	289,462
130,000	USA LUX / JBS USA Finance, JBS Inc.(d)	6.75%	02/15/2028	124,963
500,000	Kraft Heinz Foods Co.	2.00%	07/02/2018	499,531
15,000	Kraft Heinz Foods Co.	2.80%	07/02/2020	14,902
320,000	Pilgrim's Pride Corp.(d)	5.75%	03/15/2025	311,600
320,000	Post Holdings, Inc.(d)	5.50%	03/01/2025	316,000
490,000	Smithfield Foods, Inc.(d)	4.25%	02/01/2027	485,590
515,000	Sysco Corp.	3.25%	07/15/2027	493,025
515,000	The Kroger Co.	3.40%	04/15/2022	512,624
				3,047,697
Forest Products & Paper - 0.03%
550,000	Georgia-Pacific, LLC(d)	3.60%	03/01/2025	553,508
Gas - 0.01%
235,000	NGL Energy Partners LP / NGL Energy Finance Corp.	7.50%	11/01/2023	236,763
Healthcare-Products - 0.07%
760,000	Becton Dickinson & Co.	2.89%	06/06/2022	737,895
260,000	Boston Scientific Corp.	4.00%	03/01/2028	260,286

See Notes to Financial Statements.

26	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2018 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$315,000	Universal Hospital Services, Inc.	7.63%	08/15/2020	$318,937
180,000	Zimmer Biomet Holdings, Inc.	2.70%	04/01/2020	178,111
				1,495,229
Healthcare-Services - 0.06%
520,000	Anthem, Inc.	2.30%	07/15/2018	519,590
320,000	Centene Corp.	4.75%	01/15/2025	312,800
75,000	Polaris Intermediate Corp.(d)(i)	8.50% (9.25% PIK)	12/01/2022	76,688
250,000	Tenet Healthcare Corp.	8.13%	04/01/2022	261,563
				1,170,641
Holding Companies-Diversified - 0.01%
210,000	Petsmart, Inc.(d)	7.13%	03/15/2023	120,225
Home Furnishings - 0.02%
320,000	Tempur Sealy International, Inc.	5.50%	06/15/2026	308,800
Housewares - 0.02%
420,000	Newell Brands, Inc.	5.50%	04/01/2046	444,120
Insurance - 0.16%
300,000	Alliant Holdings Intermediate, LLC / Alliant Holdings Co.- Issuer(d)	8.25%	08/01/2023	309,750
485,000	Athene Global Funding(d)	3.00%	07/01/2022	472,531
515,000	Brighthouse Financial, Inc.(d)	3.70%	06/22/2027	478,407
855,000	Liberty Mutual Group, Inc.(d)	6.50%	05/01/2042	1,078,210
475,000	New York Life Global Funding(d)	2.30%	06/10/2022	459,161
515,000	Nuveen Finance, LLC(d)	2.95%	11/01/2019	513,878
				3,311,937
Internet - 0.05%
510,000	eBay, Inc.	2.75%	01/30/2023	492,817
530,000	Expedia Group, Inc.	3.80%	02/15/2028	493,226
				986,043
Investment Companies - 0.13%
2,500,000	FS Investment Corp.	4.25%	01/15/2020	2,523,638
Leisure Time - 0.04%
170,000	Constellation Merger Sub, Inc.(d)	8.50%	09/15/2025	165,325
260,000	Royal Caribbean Cruises, Ltd.	3.70%	03/15/2028	249,566
330,000	Viking Cruises, Ltd.(d)	5.88%	09/15/2027	313,500
				728,391
Machinery-Construction & Mining -0.02%
295,000	Blueline Rental Finance Corp. / Blueline Rental, LLC(d)	9.25%	03/15/2024	317,031
Media - 0.04%
280,000	Cengage Learning, Inc.(d)	9.50%	06/15/2024	216,300

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2018	27

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2018 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$605,000	Charter Communications Operating, LLC / Charter Communications Operating Capital	4.91%	07/23/2025	$618,849
				835,149
Oil & Gas - 0.20%
515,000	Baker Hughes, a GE Co., LLC / Baker Hughes Co. - Obligor, Inc.	4.08%	12/15/2047	487,282
400,000	CNOOC Finance 2015 USA, LLC	3.50%	05/05/2025	387,065
510,000	EQT Corp.	3.90%	10/01/2027	489,406
155,000	Extraction Oil & Gas, Inc.(d)	5.63%	02/01/2026	146,669
310,000	Gulfport Energy Corp.	6.38%	05/15/2025	299,537
315,000	Hess Infrastructure Partners LP / Hess Infrastructure Partners Finance Corp.(d)	5.63%	02/15/2026	311,062
185,000	Indigo Natural Resources, LLC(d)	6.88%	02/15/2026	175,288
190,000	Nabors Industries, Inc.(d)	5.75%	02/01/2025	179,550
263,000	Phillips 66	5.88%	05/01/2042	316,674
170,000	QEP Resources, Inc.	5.63%	03/01/2026	161,075
500,000	Reliance Holding USA, Inc.(f)	5.40%	02/14/2022	528,781
210,000	Sanchez Energy Corp.	6.13%	01/15/2023	154,219
160,000	Sunoco LP / Sunoco Finance Corp.(d)	5.50%	02/15/2026	154,800
150,000	USA Compression Partners LP / USA Compression Finance Corp.(d)	6.88%	04/01/2026	152,625
				3,944,033
Packaging & Containers - 0.02%
315,000	Flex Acquisition Co., Inc.(d)	6.88%	01/15/2025	312,441
Pharmaceuticals - 0.06%
405,000	AbbVie, Inc.	4.70%	05/14/2045	418,533
500,000	CVS Health Corp.	5.05%	03/25/2048	526,882
275,000	NVA Holdings, Inc.(d)	6.88%	04/01/2026	277,750
				1,223,165
Pipelines - 0.13%
320,000	Cheniere Energy Partners LP(d)	5.25%	10/01/2025	316,400
505,000	Enable Midstream Partners LP	4.40%	03/15/2027	494,830
480,000	Energy Transfer LP	4.75%	01/15/2026	485,823
428,000	Kinder Morgan Energy Partners LP	6.95%	01/15/2038	518,745
585,000	Sabine Pass Liquefaction, LLC	5.00%	03/15/2027	607,815
250,000	Partners LP/ ACMP Finance Williams Corp.	3.75%	06/15/2027	239,307
				2,662,920
REITS - 0.20%
800,000	American Tower Corp.	3.38%	10/15/2026	753,398
515,000	American Tower Corp.	3.60%	01/15/2028	489,617
500,000	Boston Properties LP	4.13%	05/15/2021	513,112
800,000	Crown Castle International Corp.	3.70%	06/15/2026	770,759

See Notes to Financial Statements.

28	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2018 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$515,000	Crown Castle International Corp.	3.65%	09/01/2027	$491,332
400,000	Digital Realty Trust LP	3.70%	08/15/2027	385,943
323,000	ESH Hospitality, Inc.(d)	5.25%	05/01/2025	315,022
255,000	Kennedy-Wilson, Inc.(d)	5.88%	04/01/2024	254,044
				3,973,227
Retail - 0.01%
200,000	McDonald's Corp.	4.45%	03/01/2047	207,328
120,000	PetSmart, Inc.(d)	5.88%	06/01/2025	87,300
				294,628
Semiconductors - 0.01%
250,000	Applied Materials, Inc.	4.35%	04/01/2047	266,057
Software - 0.09%
148,000	Fidelity National Information Services, Inc.	3.63%	10/15/2020	149,925
285,000	Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 S.a.r.l/Greeneden US Holdings II, LLC(d)	10.00%	11/30/2024	317,062
480,000	Oracle Corp.	4.13%	05/15/2045	484,218
175,000	Riverbed Technology, Inc.(d)	8.88%	03/01/2023	166,906
330,000	S&P Global, Inc.	4.40%	02/15/2026	346,849
115,000	Solera, LLC / Solera Finance, Inc.(d)	10.50%	03/01/2024	128,513
220,000	Sophia LP / Sophia Finance, Inc.(d)	9.00%	09/30/2023	232,100
				1,825,573
Special Purpose Banks - 0.02%
325,000	CRC Escrow Issuer, LLC / CRC Finco, Inc.(d)	5.25%	10/15/2025	312,384
Telecommunications - 0.13%
720,000	AT&T, Inc.	5.25%	03/01/2037	762,935
80,000	CB Escrow Corp.(d)	8.00%	10/15/2025	74,900
250,000	Cincinnati Bell, Inc.(d)	7.00%	07/15/2024	225,000
80,000	Frontier Communications Corp.	8.50%	04/15/2020	80,700
300,000	GTT Communications, Inc.(d)	7.88%	12/31/2024	302,250
315,000	Level 3 Financing, Inc.	5.38%	01/15/2024	307,717
80,000	Sprint Capital Corp.	6.88%	11/15/2028	74,900
160,000	Sprint Corp.	7.13%	06/15/2024	156,400
200,000	Sprint Spectrum Co., LLC / Sprint Spectrum Co. II, LLC / Sprint Spectrum Co. III, LLC(d)	4.74%	03/20/2025	201,500
515,000	Verizon Communications, Inc.	4.40%	11/01/2034	509,440
				2,695,742
Toys/Games/Hobbies - 0.01%
150,000	Hasbro, Inc.	3.50%	09/15/2027	140,680
Transportation - 0.10%
465,000	Burlington Northern Santa Fe, LLC	4.55%	09/01/2044	501,259

See Notes to Financial Statements

Semi-Annual Report | March 31, 2018	29

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2018 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$420,000	CSX Corp.	3.80%	11/01/2046	$387,056
550,000	FedEx Corp.	4.75%	11/15/2045	575,756
500,000	Union Pacific Corp.	3.00%	04/15/2027	482,365
				1,946,436
Trucking & Leasing - 0.01%
245,000	Penske Truck Leasing Co. LP / PTL Finance Corp.(d)	4.20%	04/01/2027	247,273
Waste & Environmental Services & Equipment - 0.02%
515,000	Republic Services, Inc.	3.38%	11/15/2027	497,928

TOTAL U.S. CORPORATE BONDS
(Cost $60,149,467)				59,246,867

FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES - 0.33%
500,000	Chile Government International Bond	3.13%	03/27/2025	491,250
600,000	Chile Government International Bond	3.13%	01/21/2026	588,600
400,000	Costa Rica Government International Bond(f)	10.00%	08/01/2020	448,300
400,000	Indonesia Government International Bond(f)	4.88%	05/05/2021	417,873
400,000	Israel Government International Bond	4.00%	06/30/2022	414,410
600,000	Israel Government International Bond	2.88%	03/16/2026	578,382
400,000	Malaysia Sovereign Sukuk Bhd International Bond(f)	3.04%	04/22/2025	392,852
250,000	Sukuk Global Bhd Malaysia International Bond(f)	3.18%	04/27/2026	244,941
200,000	Mexico Government International Bond	4.00%	10/02/2023	205,175
285,000	Mexico Government International Bond	4.15%	03/28/2027	288,491
675,000	Mexico Government International Bond	3.75%	01/11/2028	653,569
400,000	Panama Government International Bond	4.00%	09/22/2024	411,600
600,000	Perusahaan Penerbit SBSN Indonesia III International Bond(d)	4.15%	03/29/2027	594,750
200,000	Philippine Government International Bond	4.00%	01/15/2021	205,121

See Notes to Financial Statements.

30	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2018 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$700,000	Philippine Government International Bond	4.20%	01/21/2024	$729,883

TOTAL FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES
(Cost $6,849,302)				6,665,197

COLLATERALIZED LOAN OBLIGATIONS - 0.46%
	Adams Mill CLO, Ltd.
500,000	Series 2014-1A(d)(e)	3M US L + 3.50%	07/15/2026	500,746
	AIMCO CLO
500,000	Series 2018-AA(d)(e)	2.55% - 3M US L	04/17/2031	500,000
	Apidos CLO XII
500,000	Series 2018-12A(d)(e)	3M US L + 2.60%	04/15/2031	499,956
	Apidos CLO XVIII
250,000	Series 2014-18A(d)(e)	3M US L + 5.20%	07/22/2026	251,035
	Babson CLO, Ltd., 2015-I
500,000	Series 2018-IA(d)(e)	3M US L + 2.60%	01/20/2031	497,650
	Barings CLO, Ltd.
500,000	Series 2017-1A(d)(e)	3M US L + 3.60%	07/18/2029	506,339
	Barings CLO, Ltd. 2016-III
500,000	Series 2016-3A(d)(e)	3M US L + 3.95%	01/15/2028	507,647
	Betony CLO, Ltd.
500,000	Series 2015-1A(d)(e)	3M US L + 3.60%	04/15/2027	500,709
	Birchwood Park CLO, Ltd.
250,000	Series 2014-1A(d)(e)	3M US L + 6.40%	07/15/2026	250,329
	BlueMountain CLO, Ltd.
500,000	Series 2015-3A(d)(e)	3M US L + 3.10%	10/20/2027	500,000
500,000	Series 2015-3A(d)(e)	3M US L + 3.55%	10/20/2027	500,000
500,000	Series 2018-3A(d)(e)	2.60% - 3M US L	04/20/2031	500,000
	Canyon Capital CLO, Ltd.
500,000	Series 2017-1A(d)(e)	3M US L + 3.60%	07/15/2030	506,641
	Cook Parl CLO, Ltd.
500,000	Series 2018-1A(d)(e)	2.60% -3M US L	04/17/2030	500,000

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2018	31

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2018 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Dorchester Park CLO, Ltd.
$250,000	Series 2015-1A(d)(e)	3M US L + 3.20%	01/20/2027	$250,282
250,000	Series 2015-1A(d)(e)	3M US L + 3.55%	01/20/2027	250,281
	Dryden CLO, Ltd.
500,000	Series 2018-57A(d)(e)	3M US L + 2.55%	05/15/2031	500,103
	Madison Park Funding XIV CLO, Ltd.
250,000	Series 2014-14A(d)(e)	3M US L + 4.75%	07/20/2026	250,616
	Stewart Park CLO, Ltd.
500,000	Series 2018-1A(d)(e)	3M US L + 2.60%	01/15/2030	497,994
	THL Credit Wind River CLO, Ltd.
500,000	Series 2017-1A(d)(e)	3M US L + 3.75%	04/18/2029	508,958
	Voya CLO 2014-1, Ltd.
500,000	Series 2018-1A(d)(e)	2.80% -3M US L	04/18/2031	500,000

TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $9,154,326)				9,279,286

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 25.98%
	AASET, Ltd.
984,800	Series 2018-1(d)	3.84%	01/16/2038	981,144
	Adjustable Rate Mortgage Trust
652,586	Series 2005-1(e)	3.84%	05/25/2035	665,814
4,281,435	Series 2005-10(e)	3.81%	01/25/2036	3,808,221
590,305	Series 2005-7(e)	3.67%	10/25/2035	528,159
	ALM XII, Ltd.

500,000	Series 2017-12A(d)(e)	3M US L + 3.20%	04/16/2027	501,014
	Alternative Loan Trust
379,341	Series 2005-20CB	5.50%	07/25/2035	364,395
141,999	Series 2005-54CB	5.50%	11/25/2035	126,005
7,309,138	Series 2005-69(e)	4.33%	12/25/2035	7,048,131
681,608	Series 2005-6CB	5.50%	04/25/2035	689,159
320,831	Series 2005-85CB(e)	21.63% - 1M US L	02/25/2036	373,534
1,519,198	Series 2005-85CB(e)	1M US L + 1.10%	02/25/2036	1,287,928
370,444	Series 2005-86CB	5.50%	02/25/2036	331,341
391,057	Series 2005-9CB(e)	1M US L + 0.50%	05/25/2035	354,710

See Notes to Financial Statements.

32	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2018 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$694,517	Series 2005-9CB(e)	5.05% - 1M US L	05/25/2035	$53,500
342,879	Series 2006-12CB(e)	1M US L + 5.75%	05/25/2036	280,978
1,660,533	Series 2006-15CB	6.50%	06/25/2036	1,307,421
215,549	Series 2006-30T1	6.25%	11/25/2036	193,608
170,603	Series 2006-32CB	5.50%	11/25/2036	145,667
354,067	Series 2006-36T2(e)	28.06% - 1M US L	12/25/2036	471,993
15,609,728	Series 2006-J7	6.25%	11/25/2036	12,804,317
1,338,170	Series 2007-19	6.00%	08/25/2037	1,099,635
4,806,681	Series 2007-20	6.25%	08/25/2047	4,083,423
		1M US L +
1,343,294	Series 2007-23CB(e)	0.50%	09/25/2037	895,229
1,282,622	Series 2007-23CB(e)	6.50% - 1M US L	09/25/2037	248,211
7,781,109	Series 2007-HY2(e)	3.47%	03/25/2047	7,214,467
	American Home Mortgage Investment Trust
11,486,018	Series 2006-1(e)	6M US L + 1.75%	12/25/2035	5,871,471
174,043	Series 2007-A(d)(j)	6.60%	01/25/2037	83,320
	Atrium Hotel Portfolio Trust
515,000	Series 2017-ATRM(d)(e)	1M US L + 3.05%	11/15/2019	511,218
	Atrium IX
500,000	Series 2017-9A(d)(e)	3M US L + 3.60%	05/28/2030	507,758
	BAMLL Commercial Mortgage
	Securities Trust
400,000	Series 2014-IP(d)(e)	2.72%	06/15/2028	398,026
17,000,000	Series 2015-200P(d)(e)	0.38%	04/14/2033	421,493
	Banc of America Alternative Loan Trust
54,057	Series 2005-6	6.00%	07/25/2035	54,062
110,427	Series 2005-6	5.50%	07/25/2035	101,523
	Banc of America Funding Corp.
413,964	Series 2008-R2(d)	6.00%	09/25/2037	428,376
	Banc of America Funding Trust
3,000,000	Series 2005-B(e)	1M US L + 0.45%	04/20/2035	2,849,236
292,630	Series 2006-2	5.50%	03/25/2036	288,928
919,692	Series 2006-A(e)	3.63%	02/20/2036	890,239
6,960,395	Series 2007-4(e)	5.77%	05/25/2037	6,988,445
5,606,005	Series 2010-R5(d)(e)	6.00%	10/26/2037	5,247,419
	BBCMS Mortgage Trust
4,101,493	Series 2017-C1(e)	1.52%	02/15/2050	413,484

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2018	33

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2018 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$512,000	Series 2018-TALL(d)(e)	1M US L + 0.722%	03/15/2037	$510,196
	BCAP, LLC Trust
161,293	Series 2007-AA2(e)	7.50%	04/25/2037	154,224
104,650	Series 2007-AA2	6.00%	04/25/2037	90,515
2,636,350	Series 2009-RR1(d)(e)	6.00%	10/26/2036	2,642,846
6,931,052	Series 2010-RR6(d)(e)	6.00%	07/26/2036	5,438,934
	Bear Stearns ALT-A Trust
1,480,086	Series 2004-11(e)	3.39%	11/25/2034	1,365,500
1,537,220	Series 2005-3(e)	3.45%	04/25/2035	1,447,862
11,170,909	Series 2006-3(e)	3.42%	05/25/2036	9,158,132
6,713,933	Series 2006-4(e)	3.54%	07/25/2036	6,250,794
1,403,552	Series 2006-6(e)	3.47%	11/25/2036	1,281,804
	Bear Stearns Asset Backed Securities I Trust
11,649,698	Series 2007-HE2(e)	1M US L + 0.23%	02/25/2037	10,141,353
	Bear Stearns Asset-Backed Securities Trust
208,155	Series 2005-HE3(e)	1M US L + 1.02%	03/25/2035	209,072
2,463,266	Series 2006-AC1(j)	6.25%	02/25/2036	1,961,112
	BX Trust
192,000	Series 2017-SLCT(d)(e)	1M US L + 2.05%	07/15/2034	192,664
315,000	Series 2017-SLCT(d)(e)	1M US L + 3.15%	07/15/2034	316,975
	CAL Funding III, Ltd.
991,667	Series 2018-1A(d)	3.96%	02/25/2043	1,001,295
	Carrington Mortgage Loan Trust
2,563,228	Series 2006-NC4(e)	1M US L + 0.16%	10/25/2036	2,364,417
	CFCRE Commercial Mortgage Trust
5,154,435	Series 2016-C3(e)	1.07%	12/10/2025	342,827
501,000	Series 2016-C3(d)(e)	3.05%	01/10/2048	379,768
486,000	Series 2016-C7	3.84%	12/10/2054	494,094
	Chase Mortgage Finance Trust
5,383,449	Series 2007-S2	6.00%	03/25/2037	4,590,607
10,922,723	Series 2007-S2	6.00%	03/25/2037	9,358,053
593,041	Series 2007-S3	5.50%	05/25/2037	480,299
	CHT 2017- COSMO Mortgage Trust
335,000	Series 2017-CSMO(d)(e)	1M US L + 3.00%	11/15/2019	337,719
178,000	Series 2017-CSMO(d)(e)	1M US L + 3.7412%	11/15/2019	179,508

See Notes to Financial Statements.

34	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2018 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	CIM Trust
$12,000,000	Series 2016-1RR(e)	12.35%	07/26/2055	$11,823,967
12,000,000	Series 2016-2RR B2(e)	24.65%	02/27/2056	11,653,584
11,430,000	Series 2016-3RR B2(e)	12.29%	02/27/2056	12,414,415
12,000,000	Series 2016-3RR B2(d)(e)	8.33%	02/27/2056	11,585,395
4,556,421	Series 2017-6 A1(d)(e)	3.02%	06/25/2057	4,488,044
	Citicorp Mortgage Securities Trust
909,355	Series 2007-1	6.00%	01/25/2037	912,601
10,771	Series 2007-2	5.50%	02/25/2037	10,785
	Citigroup Commercial Mortgage Trust
3,935,814	Series 2014-GC25(e)	1.03%	10/10/2047	212,566
355,500	Series 2015-GC27(d)(e)	4.43%	01/10/2025	302,937
400,000	Series 2015-GC31(e)	4.06%	06/10/2025	383,526
420,000	Series 2015-GC35(e)	4.50%	11/10/2025	414,610
5,468,781	Series 2015-GC35(e)	0.89%	11/10/2048	247,425
488,000	Series 2016-P4	2.90%	07/10/2026	469,623
3,333,417	Series 2016-P4(e)	2.01%	07/10/2049	391,922
388,000	Series 2016-P6(e)	3.72%	12/10/2049	395,069
494,000	Series 2016-SMPLC D(d)	3.52%	09/10/2021	488,224
	Citigroup Mortgage Loan Trust
982,347	Series 2006-WF1(j)	4.98%	03/25/2036	718,293
1,427,993	Series 2007-OPX1(j)	6.33%	01/25/2037	1,015,142
1,233,497	Series 2008-AR4(d)(e)	3.76%	11/25/2038	1,241,602
1,361,135	Series 2008-AR4(d)(e)	3.86%	11/25/2038	1,397,067
880,992	Series 2010-8(d)(e)	6.00%	11/25/2036	879,011
2,654,823	Series 2010-8(d)(e)	6.00%	12/25/2036	2,631,309
	CitiMortgage Alternative Loan Trust
772,973	Series 2007-A1	6.00%	01/25/2037	727,711
152,255	Series 2007-A1(e)	5.40% - 1M US	L01/25/2037	14,924
252,715	Series 2007-A3(e)	5.40% - 1M US	L03/25/2037	24,481
109,813	Series 2007-A3(e)	6.00%	03/25/2037	104,986
916,426	Series 2007-A4	5.75%	04/25/2037	870,990
798,739	Series 2007-A6	5.50%	06/25/2037	762,473
	CLNS Trust
		1M US L +
168,000	Series 2017-IKPR(d)(e)	3.15%	06/11/2032	168,622
		1M US L +
168,000	Series 2017-IKPR(d)(e)	3.50%	06/11/2032	169,305
		1M US L +
168,000	Series 2017-IKPR(d)(e)	4.50%	06/11/2032	169,638
	COBALT CMBS Commercial Mortgage Trust
283,573	Series 2007-C2(e)	5.57%	04/15/2047	286,390

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2018	35

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2018 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Coinstar Funding LLC
$4,962,500	Series 2017-1A(d)	5.22%	04/25/2047	$5,102,745
	Cold Storage Trust
		1M US L +
301,000	Series 2017-ICE3(d)(e)	1.00%	04/15/2024	302,526
		1M US L +
367,000	Series 2017-ICE3(d)(e)	1.35%	04/15/2024	369,019
	Commercial Mortgage Pass-Through
	Certificates
312,400	Series 2014-CR19(e)	4.72%	08/10/2047	314,224
400,000	Series 2014-CR20(e)	4.50%	11/10/2047	401,493
3,091,920	Series 2014-UBS4(d)	3.75%	08/10/2047	1,916,613
5,797,416	Series 2014-UBS4(d)	3.75%	08/10/2047	1,855,434
2,705,400	Series 2014-UBS4(d)	3.75%	08/10/2047	1,860,725
11,000	Series 2014-UBS4(d)(e)(k)	0.00%	08/10/2047	0
3,883,058	Series 2015-CR22(e)	0.99%	03/10/2025	173,173
475,000	Series 2015-CR25(e)	4.55%	08/10/2025	476,401
5,009,289	Series 2015-CR26(e)	1.04%	09/10/2025	276,905
419,000	Series 2015-LC23(e)	4.65%	10/10/2025	412,942
3,677,623	Series 2016-DC2(e)	1.06%	10/10/2025	221,355
249,000	Series 2016-DC2(e)	4.64%	02/10/2026	240,936
	Commercial Mortgage Trust
659,000	Series 2012-CR4(d)(e)	4.58%	10/15/2045	389,553
	Countrywide Home Loan Mortgage
	Pass-Through Trust
3,321,967	Series 2005-HYB7(e)	3.30%	11/20/2035	3,046,561
75,871	Series 2005-J4	5.50%	11/25/2035	74,549
2,497,227	Series 2006-18	6.00%	12/25/2036	2,255,556
406,730	Series 2007-17	6.00%	10/25/2037	388,946
432,548	Series 2007-3	6.00%	04/25/2037	368,657
472,272	Series 2007-7	5.75%	06/25/2037	418,206
	Credit Suisse First Boston Mortgage
	Securities Corp.
91,665	Series 2005-10	5.50%	11/25/2035	89,922
2,746,148	Series 2005-11	6.00%	12/25/2035	2,637,250
73,554	Series 2005-8	5.50%	08/25/2025	74,165
5,465,952	Series 2005-9	6.00%	10/25/2035	3,161,502
	Credit Suisse Mortgage Capital
	Certificates
4,650,636	Series 2006-2	5.75%	03/25/2036	4,195,466
	Credit-Based Asset Servicing &
	Securitization LLC
		1M US L +
13,920,037	Series 2007-CB6(d)(e)	0.22%	07/25/2037	9,381,900

See Notes to Financial Statements.

36	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2018 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	CSAB Mortgage-Backed Trust
$8,781,274	Series 2006-2(j)	5.70%	09/25/2036	$1,619,745
159,649	Series 2007-1(e)	5.90%	05/25/2037	77,574
	CSAIL Commercial Mortgage Trust
5,856,419	Series 2015-C1(e)	0.94%	01/15/2025	270,074
419,000	Series 2015-C4(e)	4.58%	11/15/2025	419,137
5,932,902	Series 2017-C8(e)	1.26%	06/15/2050	454,739
	CSMC 2018-RPL2 Trust
1,000,000	Series 2018-RPL2(d)(j)	4.03%	08/25/2062	1,007,500
	CSMC Mortgage-Backed Trust
230,196	Series 2006-1	6.00%	02/25/2036	174,597
50,326	Series 2006-4	5.50%	05/25/2021	47,353
891,984	Series 2006-5	6.25%	06/25/2036	458,146
120,457	Series 2006-9	6.00%	11/25/2036	94,278
2,549,951	Series 2007-1	6.00%	02/25/2037	2,322,156
14,177	Series 2007-2	5.00%	03/25/2037	14,087
597,345	Series 2007-3(e)	5.84%	04/25/2037	296,471
41,138	Series 2007-4	6.00%	06/25/2037	38,197
3,964,198	Series 2009-16R(d)(e)	6.00%	07/26/2037	3,947,430
1,078,135	Series 2010-7R(d)(e)	6.00%	04/26/2037	1,071,468
5,355,415	Series 2016-PR1(d)(j)	5.50%	07/25/2056	5,267,670
	CSMC Trust
		1M US L +
253,000	Series 2017-CHOP(d)(e)	1.90%	07/15/2032	253,704
		1M US L +
253,000	Series 2017-CHOP(d)(e)	3.30%	07/15/2032	254,035
		1M US L +
180,000	Series 2017-PFHP(d)(e)	6.15%	12/15/2020	176,403
	CWABS Asset-Backed Certificates
	Trust
		1M US L +
2,600,000	Series 2005-14(e)	0.73%	04/25/2036	2,310,156
	Deutsche Alt-A Securities, Inc.
	Mortgage Loan Trust
402,737	Series 2005-6(e)	5.08% - 1M US L	12/25/2035	46,341
		1M US L +
176,497	Series 2005-6(e)	1.40%	12/25/2035	141,542
		1M US L +
151,925	Series 2007-1(e)	0.14%	08/25/2037	151,781
	Deutsche Mortgage Securities, Inc.
	Mortgage Loan Trust
		12.12% - 1M US
198,194	Series 2006-PR1(d)(e)	L	04/15/2036	182,739
	Earnest Student Loan Program
35,000	Series 2016-D(d)	0.00%	01/25/2041	2,816,188

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2018	37

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2018 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	First Horizon Alternative Mortgage Securities Trust
$85,085	Series 2005-FA6	5.50%	09/25/2035	$75,030
1,100,155	Series 2005-FA6	5.50%	09/25/2035	970,149
93,474	Series 2006-FA7	6.25%	12/25/2036	80,362
175,943	Series 2007-FA2	6.00%	04/25/2037	139,780
	First Horizon Mortgage Pass-Through
	Trust
2,587,574	Series 2007-AR3(e)	3.47%	11/25/2037	2,442,171
	Freddie Mac Multifamily Structured
	Pass Through Certificates
3,606,404	Series 2016-K722(e)	1.31%	03/25/2023	190,230
	GE Commercial Mortgage Corp.
	Trust
489,000	Series 2007-C1(e)	5.61%	12/10/2049	493,584
	GRACE Mortgage Trust
400,000	Series 2014-GRCE(d)	3.37%	06/10/2028	404,514
	Great Wolf Trust
		1M US L +
152,000	Series 2017-WOLF(d)(e)	2.10%	09/15/2034	152,911
		1M US L +
235,000	Series 2017-WOLF(d)(e)	3.10%	09/15/2034	237,119
		1M US L +
125,000	Series 2017-WOLF(d)(e)	4.07%	09/15/2034	126,267
	GS Mortgage Securities Trust
305,488	Series 2011-GC3(d)(e)	0.67%	03/10/2021	4,955
2,342,845	Series 2011-GC5(d)(e)	1.35%	08/10/2044	83,809
1,331,000	Series 2014-GC26(d)(e)	4.51%	11/10/2047	1,159,865
7,379,564	Series 2015-GS1(e)	0.82%	11/10/2048	363,332
5,933,499	Series 2017-GS7(e)	1.14%	08/10/2050	481,393
	GSAA Home Equity Trust
2,710,041	Series 2006-13(e)	6.04%	07/25/2036	1,565,442
616,390	Series 2006-18(j)	5.68%	11/25/2036	322,547
190,549	Series 2006-6(e)	5.69%	03/25/2036	98,500
1,026,376	Series 2007-2(j)	6.10%	03/25/2037	457,604
	GSR Mortgage Loan Trust
547,187	Series 2005-AR4(e)	3.52%	07/25/2035	552,157
1,896,844	Series 2006-2F	5.25%	02/25/2036	1,531,539
1,076,111	Series 2007-2F	5.75%	02/25/2037	1,440,250
3,964,955	Series 2007-2F	6.00%	03/25/2037	3,582,630
1,718,635	Series 2007-AR2(e)	3.68%	05/25/2037	1,506,367
	Halcyon Loan Advisors Funding, Ltd.
		3M US L +
250,000	Series 2013-2A(d)(e)	2.70%	08/01/2025	250,310

See Notes to Financial Statements.

38	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2018 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Helios Issuer, LLC Series
$1,426,189	Series 2017-1A(d)	4.94%	09/20/2049	$1,453,791
	HSI Asset Loan Obligation Trust
68,006	Series 2007-2	5.50%	09/25/2037	65,498
	IndyMac IMJA Mortgage Loan Trust
1,512,036	Series 2007-A1	6.00%	08/25/2037	1,271,259
	IndyMac IMSC Mortgage Loan Trust
4,751,985	Series 2007-F2	6.50%	07/25/2037	3,110,428
	IndyMac Index Mortgage Loan Trust
3,096,442	Series 2005-AR31(e)	3.44%	01/25/2036	2,957,307
1,470,381	Series 2005-AR35(e)	3.38%	02/25/2036	1,262,125
3,938,327	Series 2006-AR25(e)	3.37%	09/25/2036	3,779,448
	Invitation Homes
		1M US L +
995,000	Series 2018-SFR1(d)(e)	1.25%	03/17/2037	1,003,193
		1M US L +
650,000	Series 2018-SFR1(d)(e)	1.45%	03/17/2037	655,392
	JP Morgan Alternative Loan Trust
362,259	Series 2005-S1	6.00%	12/25/2035	351,172
20,199	Series 2006-S1	5.00%	02/25/2021	20,095
377,498	Series 2006-S3(j)	6.12%	08/25/2036	385,733
	JP Morgan BB Commercial Mortgage Securities Trust
400,000	Series 2014-C21(e)	4.66%	08/15/2047	401,191
388,000	Series 2014-C26(e)	4.42%	12/15/2024	382,583
627,390	Series 2015-C27(d)(e)	3.84%	02/15/2025	503,950
5,811,820	Series 2015-C28(e)	1.16%	03/15/2025	281,050
10,203,240	Series 2015-C30(e)	0.67%	07/15/2025	306,913
3,914,552	Series 2015-C31(e)	0.98%	08/15/2025	195,421
200,000	Series 2015-C32(e)	4.67%	10/15/2025	199,724
489,000	Series 2015-C33(e)	4.62%	11/15/2025	497,231
414,000	Series 2016-C1(e)	4.75%	02/15/2026	426,023
	JP Morgan Chase Commercial
	Mortgage Securities Corp.
155,100	Series 2006-LDP8(e)	0.53%	05/15/2045	2
154,554	Series 2006-LDP9	5.37%	05/15/2047	155,632
4,000,000	Series 2007-CH1(j)	4.96%	11/25/2036	3,940,844
154,699	Series 2007-LD11(e)	5.95%	06/15/2049	157,429
99,409	Series 2007-LDPX(e)	5.46%	01/15/2049	99,306
3,031,001	Series 2012-C8(e)	1.80%	10/15/2045	192,472
400,000	Series 2014-DSTY(d)	3.43%	06/10/2027	399,022
262,000	Series 2015-JP1(d)(e)	4.74%	01/15/2049	184,571
119,000	Series 2016-JP2(e)	3.79%	07/15/2026	114,398
155,000	Series 2016-JP2	3.46%	07/15/2026	149,946

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2018	39

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2018 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
		1M US L +
$129,000	Series 2017-MAUI(d)(e)	1.25%	07/15/2034	$129,474
		1M US L +
121,000	Series 2017-MAUI(d)(e)	1.95%	07/15/2034	121,715
		1M US L +
107,000	Series 2017-MAUI(d)(e)	2.95%	07/15/2034	107,848
		1M US L +
151,000	Series 2017-MAUI(d)(e)	3.75%	07/15/2034	152,489
	JP Morgan Mortgage Acquisition
	Corp.
343,089	Series 2006-CH2(j)	5.46%	09/25/2029	284,714
	JP Morgan Mortgage Trust
8,621,565	Series 2005-S3	6.50%	01/25/2036	7,432,512
219,278	Series 2007-S3	6.00%	08/25/2037	192,037
1,219,500	Series 2007-S3	6.00%	08/25/2037	1,073,615
3,514,385	Series 2015-3(d)(e)	3.50%	05/25/2045	3,497,361
	JP Morgan Resecuritization Trust
1,824,313	Series 2011-1(d)(e)	6.00%	06/26/2037	1,738,801
	Labrador Aviation Finance, Ltd.
11,588,542	Series 2016-1A(d)	5.68%	01/15/2042	11,584,590
	LB-UBS Commercial Mortgage Trust
306,326	Series 2006-C7(d)(e)	0.49%	11/15/2038	347
229,745	Series 2006-C7(d)(e)	0.49%	11/15/2038	260
	LCM XIV LP
		3M US L +
500,000	Series 2013-14A(d)(e)	3.50%	07/15/2025	500,709
	Lehman Mortgage Trust
6,844,023	Series 2006-1(e)	5.49%	02/25/2036	6,871,245
735,941	Series 2006-6	5.50%	10/25/2036	663,772
		1M US L +
3,911,425	Series 2006-7(e)	0.25%	11/25/2036	385,882
3,911,425	Series 2006-7(e)	7.75% - 1M US	L11/25/2036	746,931
		1M US L +
1,613,923	Series 2006-8(e)	0.42%	12/25/2036	850,874
1,613,923	Series 2006-8(e)	6.58% - 1M US	L12/25/2036	356,831
914,436	Series 2007-10	6.00%	01/25/2038	970,234
380,579	Series 2007-10	6.50%	01/25/2038	287,505
	Lehman XS Trust
169,969	Series 2006-5(j)	5.89%	04/25/2036	199,767
	Master Asset Backed Securities Trust
		1M US L +
18,178,696	Series 2006-NC3(e)	0.21%	10/25/2036	11,862,699
	Merrill Lynch Alternative Note Asset
	Trust
822,969	Series 2007-F1	6.00%	03/25/2037	372,085

See Notes to Financial Statements.

40	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2018 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Morgan Stanley Bank of America
	Merrill Lynch Trust
$3,475,584	Series 2012-C5(d)(e)	1.48%	08/15/2045	$174,120
450,000	Series 2014-C19	4.00%	12/15/2024	432,525
380,000	Series 2015-C25(e)	4.53%	09/15/2025	386,579
600,000	Series 2015-C26(d)	3.06%	10/15/2025	483,700
350,000	Series 2015-C27(e)	4.53%	11/15/2025	334,592
502,000	Series 2015-C27(d)(e)	3.24%	11/15/2025	376,499
404,000	Series 2016-C32	3.72%	12/15/2049	410,559
	Morgan Stanley Capital I Trust
116,498	Series 2007-HQ11(e)	5.51%	02/12/2044	116,386
3,387,543	Series 2011-C1(d)(e)	0.40%	09/15/2047	27,464
400,000	Series 2014-MP(d)(e)	3.69%	08/11/2021	397,781
6,854,625	Series 2015-UBS8(e)	0.95%	12/15/2025	380,443
		1M US L +
426,000	Series 2015-XLF2(d)(e)	3.00%	08/15/2026	424,645
1,421,843	Series 2016-UB11 XA(e)	1.66%	08/15/2026	132,142
		1M US L +
379,000	Series 2017-PRME(d)(e)	3.40%	02/15/2034	380,581
	Morgan Stanley Mortgage Loan Trust
3,332,635	Series 2005-3AR(e)	3.36%	07/25/2035	3,123,625
230,633	Series 2006-11	6.00%	08/25/2036	193,035
1,225,259	Series 2006-7(e)	5.05%	06/25/2036	1,081,845
1,238,585	Series 2006-7	6.00%	06/25/2036	1,096,224
482,734	Series 2007-3XS(j)	5.70%	01/25/2047	286,777
	Morgan Stanley Re-REMIC Trust
394,150	Series 2011-R1(d)(e)	5.94%	02/26/2037	415,169
	Mosaic Solar Loans
204,812	Series 2017-1A(d)	4.45%	06/20/2042	209,192
	MSCG Trust
300,000	Series 2016-SNR(d)	5.21%	11/15/2034	300,963
	Nationstar HECM Loan Trust
12,000,000	Series 2017-2A(d)(e)	3.97%	09/25/2027	11,963,568
	Navient Private Education Refi Loan
	Trust
500,000	Series 2018-A(d)	3.68%	11/17/2025	501,634
	New Century Home Equity Loan
	Trust
		1M US L +
15,015,000	Series 2005-3(e)	0.70%	07/25/2035	13,951,914
	Nomura Asset Acceptance Corp.
	Alternative Loan Trust
1,478,485	Series 2005-AP3(e)	5.32%	08/25/2035	1,017,741

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2018	41

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2018 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Octagon Investment Partners XIV,
	Ltd.
		3M US L +
$500,000	Series 2017-1A(d)(e)	4.00%	07/15/2029	$508,006
	Octagon Investment Partners XVI,
	Ltd.
		3M US L +
500,000	Series 2013-1A(d)(e)	3.35%	07/17/2025	500,630
		3M US L +
500,000	Series 2013-1A(d)(e)	4.50%	07/17/2025	492,836
	Octagon Investment Partners XXII,
	Ltd.
		3M US L +
500,000	Series 2018-1A(d)(e)	5.45%	01/22/2030	497,867
	OneMain Financial Issuance Trust
1,605,121	Series 2015-1A(d)	3.19%	03/18/2026	1,610,595
	PFP, Ltd.
		1M US L +
162,344	Series 2017-3(d)(e)	1.05%	01/14/2035	162,849
		1M US L +
146,000	Series 2017-3(d)(e)	1.30%	01/14/2035	147,126
		1M US L +
84,000	Series 2017-3(d)(e)	1.75%	01/14/2035	84,547
		1M US L +
88,000	Series 2017-3(d)(e)	2.50%	01/14/2035	88,659
	PHH Alternative Mortgage Trust
1,667,883	Series 2007-2	6.00%	05/25/2037	1,512,642
	PR Mortgage Loan Trust
12,874,207	Series 2014-1(d)(e)	5.92%	10/25/2049	11,449,046
	Prime Mortgage Trust
63,585	Series 2006-1	5.50%	06/25/2036	69,663
105,786	Series 2006-DR1(d)	5.50%	05/25/2035	77,318
	RAIT Trust
		1M US L +
391,659	Series 2017-FL7(d)(e)	0.95%	06/15/2025	392,121
		1M US L +
111,000	Series 2017-FL7(d)(e)	1.30%	06/15/2025	111,051
	RBSGC Structured Trust
266,305	Series 2008-B(d)	6.00%	06/25/2037	246,172
	Residential Accredit Loans, Inc.
2,160,476	Series 2005-QS17	6.00%	12/25/2035	2,114,141
		1M US L +
5,213,075	Series 2006-QA5(e)	0.22%	07/25/2036	3,583,767
3,286,485	Series 2006-QS10	6.50%	08/25/2036	3,091,917
1,219,282	Series 2006-QS4	6.00%	04/25/2036	1,125,721
1,077,456	Series 2006-QS6	6.00%	06/25/2036	993,372

See Notes to Financial Statements.

42	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2018 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$767,697	Series 2006-QS6	6.00%	06/25/2036	$707,786
339,575	Series 2006-QS7(e)	5.60% - 1M US L06/25/2036		42,439
		1M US L +
113,192	Series 2006-QS7(e)	0.40%	06/25/2036	88,522
2,153,080	Series 2006-QS7	6.00%	06/25/2036	1,985,827
		1M US L +
140,573	Series 2006-QS8(e)	0.45%	08/25/2036	107,054
421,719	Series 2006-QS8(e)	5.55% - 1M US L08/25/2036		49,548
2,893,368	Series 2007-QS3	6.50%	02/25/2037	2,633,608
87,727	Series 2007-QS6	6.25%	04/25/2037	84,609
		55.00% - 1M US
12,360	Series 2007-QS6(e)	L	04/25/2037	22,010
4,298,543	Series 2007-QS9	6.50%	07/25/2037	3,953,037
367,504	Series 2008-QR1	6.00%	08/25/2036	276,580
	Residential Asset Securitization Trust
565,449	Series 2006-A1	6.00%	04/25/2036	484,169
1,177,942	Series 2006-A2	6.00%	01/25/2046	896,710
1,007,239	Series 2006-A6	6.50%	07/25/2036	577,634
5,248,164	Series 2006-A7CB	6.25%	07/25/2036	5,131,073
162,904	Series 2006-A8	6.50%	08/25/2036	98,514
468,187	Series 2006-A8	6.00%	08/25/2036	419,683
344,914	Series 2006-A8(e)	5.90% - 1M US L	08/25/2036	76,707
1,775,494	Series 2007-A1	6.00%	03/25/2037	1,267,028
2,689,446	Series 2007-A2	6.00%	04/25/2037	2,433,119
96,835	Series 2007-A6	6.00%	06/25/2037	88,487
2,982,754	Series 2007-A7	6.00%	07/25/2037	2,177,265
10,941,596	Series 2007-A8	6.00%	08/25/2037	8,993,089
	Residential Funding Mortgage
	Securities I Trust
1,295,398	Series 2006-S3	5.50%	03/25/2036	1,201,822
277,753	Series 2006-S6	6.00%	07/25/2036	272,772
1,968,209	Series 2006-S6	6.00%	07/25/2036	1,932,912
520,188	Series 2007-S3	6.00%	03/25/2037	497,479
405,969	Series 2007-S6	6.00%	06/25/2037	386,137
	Sapphire Aviation Finance I, Ltd.
1,000,000	Series 2018-1A(d)	5.93%	03/15/2025	1,007,458
	Sequoia Mortgage Trust
2,815,097	Series 2007-3(e)	3.53%	07/20/2037	2,717,886
	SoFi Consumer Loan Program, LLC
147,718	Series 2017-2(d)	3.28%	02/25/2026	148,113
	SoFi Professional Loan Program, LLC
300,000	Series 2017-D(d)	3.61%	09/25/2040	296,244
	Springleaf Funding Trust
2,206,971	Series 2015-AA(d)	3.16%	05/15/2019	2,209,226

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2018	43

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2018 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Sprite, Ltd.
$490,400	Series 2017-1(d)	4.25%	12/15/2037	$481,394
	Structured Adjustable Rate
	Mortgage Loan Trust
1,134,414	Series 2005-15(e)	3.53%	07/25/2035	971,724
	Structured Asset Securities Corp.
		1M US L +
261,745	Series 2005-RF1(d)(e)	0.35%	03/25/2035	234,628
262,965	Series 2005-RF1(d)(e)	5.29%	03/25/2035	30,119
	Suntrust Alternative Loan Trust
7,754,216	Series 2005-1F	6.50%	12/25/2035	7,471,563
	Sutherland Commercial Mortgage
	Loans, LLC
94,324	Series 2015-SBC4(d)	4.00%	06/25/2039	93,799
	TAL Advantage, LLC
912,808	Series 17-1A	4.50%	04/20/2042	939,464
	TBW Mortgage-Backed Trust
1,512,039	Series 2006-2	7.00%	07/25/2036	656,925
	Textainer Marine Containers V, Ltd.
917,300	Series 2017-1A(d)	3.72%	05/20/2042	917,650
	TRIP Rail Master Funding, LLC
447,054	Series 2017-1A(d)	2.71%	08/15/2047	442,320
	UBS Commercial Mortgage Trust
513,000	Series 2017-C6(e)	4.45%	12/15/2050	512,165
511,000	Series 2018-C8(e)	4.71%	02/15/2051	509,720
6,204,000	Series 2018-C9(e)	1.07%	03/15/2051	445,602
	Vantage Data Centers Issuer, LLC
749,375	Series 2018-1A(d)	4.07%	02/15/2023	757,122
	VB-S1 Issuer, LLC
3,000,000	Series 2018-1A(d)	5.25%	02/15/2048	3,032,118
	Velocity Commercial Capital Loan
	Trust
5,764,977	Series 2017-2(d)(e)	3.07%	11/25/2047	5,730,393
	Wachovia Bank Commercial
	Mortgage Trust
104,767	Series 2006-C28(e)	5.63%	10/15/2048	105,987
74,134	Series 2006-C29(e)	0.16%	11/15/2048	1
214,230	Series 2007-C33(e)	6.01%	02/15/2051	219,961
	Wachovia Mortgage Loan Trust, LLC
	Series Trust
1,039,916	Series 2005-B(e)	3.75%	10/20/2035	1,020,288
	Washington Mutual Alternative
	Mortgage Pass-Through
	Certificates
1,873,413	Series 2005-1	6.00%	03/25/2035	1,897,866

See Notes to Financial Statements.

44	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2018 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$78,368	Series 2005-9	5.50%	11/25/2035	$69,320
607,808	Series 2006-5	6.00%	07/25/2036	503,042
	Washington Mutual Asset-Backed
	Certificates WMABS Trust
		1M US L +
13,319,948	Series 2007-HE1(e)	0.17%	11/25/2036	6,282,094
		1M US L +
12,974,751	Series 2007-HE2(e)	0.22%	02/25/2037	5,748,641
	Washington Mutual Mortgage Pass-
	Through Certificates Trust
1,190,919	Series 2006-2	6.00%	03/25/2036	1,160,557
	Wells Fargo Alternative Loan Trust
		1M US L +
747,002	Series 2007-PA2(e)	0.43%	06/25/2037	628,953
747,002	Series 2007-PA2(e)	6.07% - 1M US L	06/25/2037	79,778
283,687	Series 2007-PA3	5.75%	07/25/2037	266,522
987,915	Series 2007-PA3	6.25%	07/25/2037	936,802
5,499,044	Series 2007-PA5	6.25%	11/25/2037	5,356,943
	Wells Fargo Commercial Mortgage
	Trust
525,000	Series 2014-LC16(d)	3.94%	06/15/2024	433,312
6,026,376	Series 2015-C31(e)	1.09%	07/15/2025	365,706
420,000	Series 2015-C31(e)	4.61%	11/15/2025	426,889
340,000	Series 2015-LC22(e)	4.54%	09/15/2058	342,018
380,000	Series 2015-NXS3(e)	4.64%	09/15/2057	372,768
420,000	Series 2015-NXS4(e)	4.60%	12/15/2048	428,495
	Wells Fargo Mortgage-Backed
	Securities Trust
1,739,794	Series 2005-12	5.50%	11/25/2035	1,774,116
494,194	Series 2006-11	6.00%	09/25/2036	477,285
71,027	Series 2006-2	5.75%	03/25/2036	70,031
193,861	Series 2006-2	5.50%	03/25/2036	196,167
610,623	Series 2007-13	6.00%	09/25/2037	615,589
680,672	Series 2007-14	6.00%	10/25/2037	675,107
587,619	Series 2007-2	6.00%	03/25/2037	587,147
	WF-RBS Commercial Mortgage Trust
2,381,049	Series 2012-C9(d)(e)	1.91%	11/15/2045	167,703
4,333,647	Series 2014-C21(e)	1.11%	08/15/2047	211,273
4,821,351	Series 2014-C22(e)	0.90%	09/15/2057	198,094

TOTAL NON- AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $507,943,614)				522,870,164

U.S. GOVERNMENT BONDS AND NOTES - 14.84%
6,246,654	U.S. Treasury Bonds	0.13%	04/15/2022	6,157,191

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2018	45

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2018 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$2,076,855	U.S. Treasury Bonds	0.38%	07/15/2027	$2,024,812
4,265,000	U.S. Treasury Bonds	2.75%	11/15/2042	4,109,439
3,650,000	U.S. Treasury Bonds	3.63%	08/15/2043	4,078,987
1,990,000	U.S. Treasury Bonds	3.38%	05/15/2044	2,136,250
6,080,000	U.S. Treasury Bonds	2.88%	08/15/2045	5,959,473
3,650,000	U.S. Treasury Bonds	2.88%	11/15/2046	3,572,611
7,500,000	U.S. Treasury Notes	0.75%	04/30/2018	7,495,162
7,500,000	U.S. Treasury Notes	1.00%	05/31/2018	7,491,444
8,000,000	U.S. Treasury Notes	1.38%	06/30/2018	7,991,555
7,500,000	U.S. Treasury Notes	1.38%	07/31/2018	7,489,408
345,000	U.S. Treasury Notes	0.75%	08/31/2018	343,396
7,500,000	U.S. Treasury Notes	1.50%	08/31/2018	7,488,207
8,000,000	U.S. Treasury Notes	0.75%	09/30/2018	7,953,827
7,500,000	U.S. Treasury Notes	0.75%	10/31/2018	7,447,691
7,500,000	U.S. Treasury Notes	1.38%	11/30/2018	7,468,263
8,000,000	U.S. Treasury Notes	1.25%	12/31/2018	7,952,149
6,130,000	U.S. Treasury Notes	1.13%	01/15/2019	6,084,264
116,879,000	U.S. Treasury Notes	1.13%	01/31/2019	115,957,148
6,330,000	U.S. Treasury Notes	0.75%	02/15/2019	6,256,360
7,500,000	U.S. Treasury Notes	1.50%	02/28/2019	7,459,069
7,500,000	U.S. Treasury Notes	1.50%	03/31/2019	7,454,145
5,070,000	U.S. Treasury Notes	2.00%	05/31/2021	5,003,593
5,780,000	U.S. Treasury Notes	1.13%	06/30/2021	5,544,430
5,250,000	U.S. Treasury Notes	1.25%	10/31/2021	5,031,216
5,130,000	U.S. Treasury Notes	1.75%	11/30/2021	4,999,043
5,080,000	U.S. Treasury Notes	2.00%	12/31/2021	4,989,680
920,000	U.S. Treasury Notes	1.88%	01/31/2022	899,075
6,180,000	U.S. Treasury Notes	1.88%	08/31/2024	5,893,578
5,170,000	U.S. Treasury Notes	2.13%	09/30/2024	5,000,610
5,655,000	U.S. Treasury Notes	2.25%	10/31/2024	5,508,102
5,525,000	U.S. Treasury Notes	2.25%	08/15/2027	5,294,478
10,490,000	U.S. Treasury Notes	2.25%	11/15/2027	10,042,353

TOTAL U.S. GOVERNMENT BONDS AND NOTES
(Cost $300,252,892)				298,577,009

MUNICIPAL BONDS - 0.73%
	Commonwealth of Puerto Rico,
33,700,000	Series A Revenue Bonds(g)	8.00%	07/01/2035	14,406,750

See Notes to Financial Statements.

46	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2018 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	North Texas State Municipal Water
	District Water System, Revenue
$200,000	Bonds	5.00%	09/01/2035	$230,338

TOTAL MUNICIPAL BONDS
(Cost $26,244,448)				14,637,088

U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES - 10.96%
	Federal Home Loan Mortgage Corp.
	Multifamily Structured Pass
	Through Certificates
311,000	Series 2015-K050(e)	3.33%	08/25/2025	316,254
412,000	Series 2016-K053	3.00%	12/25/2025	407,738
	Federal Home Loan Mortgage Corp.
	Pool
352,599	Series Pool #G01840	5.00%	07/01/2035	380,287
133,528	Series Pool #G04817	5.00%	09/01/2038	143,937
5,354,483	Series Pool #GO8721	3.00%	09/01/2046	5,226,726
	Federal Home Loan Mortgage Corp.
	REMICS
1,675,739	Series 2003-2722(e)	9.89% - 1M US L	12/15/2033	1,816,203
321,635	Series 2005-R003	5.50%	10/15/2035	349,223
2,239,007	Series 2006-3244(e)	6.66% - 1M US L	11/15/2036	359,148
106,339	Series 2007-3261(e)	6.43% - 1M US L	01/15/2037	15,522
272,323	Series 2007-3262(e)	6.40% - 1M US L	01/15/2037	26,653
1,013,539	Series 2007-3301(e)	6.10% - 1M US L	04/15/2037	126,539
779,484	Series 2007-3303(e)	6.10% - 1M US L	04/15/2037	109,265
1,469,884	Series 2007-3303(e)	6.08% - 1M US L	04/15/2037	188,220
350,126	Series 2007-3382(e)	6.00% - 1M US L	11/15/2037	32,177
668,664	Series 2007-3384(e)	6.31% - 1M US L	08/15/2036	81,726
331,097	Series 2007-3384(e)	6.39% - 1M US L	11/15/2037	32,327
406,559	Series 2008-3417(e)	6.18% - 1M US L	02/15/2038	37,140
3,965,867	Series 2008-3419(e)	6.43% - 1M US L	02/15/2038	546,014
393,158	Series 2008-3423(e)	5.65% - 1M US L	03/15/2038	35,910
8,078,585	Series 2008-3423(e)	6.00% - 1M US L	03/15/2038	75,069
7,669,610	Series 2008-3435(e)	5.98% - 1M US L	04/15/2038	903,879
2,236,028	Series 2009-3510(e)	6.75% - 1M US L	02/15/2037	342,975
593,367	Series 2009-3523(e)	6.00% - 1M US L	04/15/2039	70,393
110,906	Series 2009-3524	3.86%	06/15/2038	111,696
27,867	Series 2009-3549(e)	5.80% - 1M US L	07/15/2039	2,845
1,449,909	Series 2009-3560(e)	6.40% - 1M US L	11/15/2036	189,571
524,518	Series 2010-3641	4.50%	03/15/2040	552,935
664,905	Series 2010-3726(e)	6.05% - 1M US L	09/15/2040	84,051
3,870,586	Series 2010-3728(e)	4.45% - 1M US L	09/15/2040	241,268
750,000	Series 2010-3779	3.50%	12/15/2030	765,421

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2018	47

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2018 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$211,776	Series 2010-3779	4.00%	12/15/2030	$220,728
503,594	Series 2010-3779	4.50%	12/15/2040	510,572
78,997	Series 2011-3786(e)	9.50% - 1M US L	01/15/2041	79,091
1,331,345	Series 2011-3795	4.00%	01/15/2041	1,372,827
69,882	Series 2011-3798(e)	9.50% - 1M US L	11/15/2040	71,185
600,000	Series 2011-3808	3.50%	02/15/2031	602,352
39,198	Series 2011-3809(e)	9.50% - 1M US L	02/15/2041	35,933
1,221,715	Series 2011-3815(e)	5.85% - 1M US L	02/15/2041	141,180
500,000	Series 2011-3824	3.50%	03/15/2031	514,174
654,996	Series 2011-3824(e)	7.10% - 1M US L	08/15/2036	114,029
798,480	Series 2011-3863	5.50%	08/15/2034	848,333
646,115	Series 2011-3864(e)	9.20% - 1M US L	05/15/2041	648,180
847,248	Series 2011-3871	5.50%	06/15/2041	940,788
872,264	Series 2011-3872(e)	5.95% - 1M US L	06/15/2041	110,535
1,952,537	Series 2011-3888	4.00%	07/15/2041	2,030,050
3,104,798	Series 2011-3894	4.50%	07/15/2041	3,213,327
2,777,719	Series 2011-3910	5.00%	08/15/2041	3,079,307
1,811,799	Series 2011-3924(e)	6.00% - 1M US L	09/15/2041	235,243
3,856,433	Series 2011-3924(e)	6.00% - 1M US L	09/15/2041	434,183
986,452	Series 2011-3925	3.00%	09/15/2021	34,595
5,441,947	Series 2012-3(e)	5.95% - 1M US L	02/25/2042	709,873
3,774,356	Series 2012-4057	4.00%	06/15/2042	3,955,220
9,718,102	Series 2013-4196(e)	5.40% - 1M US L	03/15/2043	8,230,455
10,133,543	Series 2013-4218	2.50%	02/15/2043	8,473,838
7,519,829	Series 2013-4239	0.00%	07/15/2043	5,175,701
4,513,726	Series 2014-4302(e)	6.15% - 1M US L	02/15/2044	652,961
4,494,216	Series 2014-4413	3.50%	11/15/2044	4,391,518
9,259,083	Series 2015-4427(e)	5.60% - 1M US L	07/15/2044	1,239,149
3,290,360	Series 2015-4434	3.00%	02/15/2045	2,993,622
3,240,136	Series 2015-4440	2.50%	02/15/2045	2,795,241
11,889,135	Series 2017-4686	4.00%	03/15/2047	12,551,356
	Federal Home Loan Mortgage Corp.
	Strips
3,328,709	Series 2017-358	3.00%	10/15/2047	3,266,179
	Federal National Mortgage
	Association ACES
413,000	Series 2016-M3	2.70%	02/25/2026	400,902
	Federal National Mortgage
	Association Pool
98,070	Series Pool #555743	5.00%	09/01/2033	105,932
120,547	Series Pool #735382	5.00%	04/01/2035	130,176
313,780	Series Pool #735383	5.00%	04/01/2035	338,887
217,483	Series Pool #735484	5.00%	05/01/2035	234,880
95,145	Series Pool #AH4437	4.00%	01/01/2041	97,298
3,456,841	Series Pool #AL9238	3.00%	10/01/2041	3,400,465

See Notes to Financial Statements.

48	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2018 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$3,716,387	Series Pool #AS4645	3.00%	03/01/2045	$3,638,456
4,328,803	Series Pool #AS7661	3.00%	08/01/2046	4,195,332
399,572	Series Pool #MA0264	4.50%	12/01/2029	419,801
6,536,760	Series Pool #MA2737	3.00%	09/01/2046	6,377,839
976,914	Series Pool #MA3894	4.00%	09/01/2031	1,017,253
	Federal National Mortgage
	Association REMICS
122,456	Series 2004-46(e)	6.00% - 1M US L	03/25/2034	10,910
374,224	Series 2006-101(e)	6.58% - 1M US L	10/25/2036	63,776
1,125,314	Series 2006-123(e)	6.32% - 1M US L	01/25/2037	171,863
5,282,146	Series 2006-92(e)	6.58% - 1M US L	10/25/2036	809,421
149,393	Series 2007-102(e)	6.40% - 1M US L	11/25/2037	20,435
102,779	Series 2007-108(e)	6.36% - 1M US L	12/25/2037	9,297
32,472	Series 2007-30(e)	6.11% - 1M US L	04/25/2037	3,930
487,045	Series 2007-38(e)	6.08% - 1M US L	05/25/2037	52,579
20,756	Series 2007-51(e)	6.10% - 1M US L	06/25/2037	2,091
75,832	Series 2007-53(e)	6.10% - 1M US L	06/25/2037	7,657
762,638	Series 2007-57(e)	6.62% - 1M US L	10/25/2036	108,480
229,578	Series 2007-68(e)	6.65% - 1M US L	07/25/2037	25,712
830,392	Series 2008-3(e)	6.46% - 1M US L	02/25/2038	109,825
379,471	Series 2008-56(e)	6.06% - 1M US L	07/25/2038	39,688
158,682	Series 2008-81	5.50%	09/25/2038	167,401
514,573	Series 2009-111	5.00%	01/25/2040	528,525
341,739	Series 2009-111(e)	6.25% - 1M US L	01/25/2040	36,233
1,651,334	Series 2009-12(e)	6.60% - 1M US L	03/25/2036	245,903
49,109	Series 2009-28(e)	6.00% - 1M US L	04/25/2037	4,834
505,785	Series 2009-41	4.50%	06/25/2039	523,516
182,646	Series 2009-42(e)	6.00% - 1M US L	06/25/2039	21,823
372,550	Series 2009-47(e)	6.10% - 1M US L	07/25/2039	35,945
247,267	Series 2009-62(e)	6.10% - 1M US L	08/25/2039	19,836
99,224	Series 2009-66(e)	5.80% - 1M US L	02/25/2038	11,317
103,680	Series 2009-68(e)	5.25% - 1M US L	09/25/2039	7,024
		55.00% - 1M US
18,497	Series 2010-109(e)	L	10/25/2040	59,550
648,255	Series 2010-11(e)	4.80% - 1M US L	02/25/2040	46,316
102,461	Series 2010-111(e)	6.00% - 1M US L	10/25/2040	9,660
167,700	Series 2010-112	4.00%	10/25/2040	168,995
379,941	Series 2010-115(e)	6.60% - 1M US L	11/25/2039	44,291
2,730,956	Series 2010-115(e)	6.00% - 1M US L	10/25/2040	404,552
6,323,750	Series 2010-123(e)	6.05% - 1M US L	11/25/2040	998,619
1,047,783	Series 2010-15(e)	4.95% - 1M US L	03/25/2040	101,701
179,211	Series 2010-34(e)	4.93% - 1M US L	04/25/2040	16,155
101,063	Series 2010-4(e)	6.23% - 1M US L	02/25/2040	12,116
		12.47% -1M US
137,015	Series 2010-58(e)	L	06/25/2040	142,808

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2018	49

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2018 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$3,198,165	Series 2010-75	4.50%	07/25/2040	$3,377,419
547,430	Series 2010-9(e)	4.75% - 1M US L	02/25/2040	37,659
101,847	Series 2010-9(e)	5.30% - 1M US L	02/25/2040	9,512
31,907	Series 2010-90(e)	6.00% - 1M US L	08/25/2040	3,674
500,000	Series 2011-16	3.50%	03/25/2031	509,283
2,428,698	Series 2011-2	4.00%	02/25/2041	2,514,213
1,000,000	Series 2011-25	3.00%	04/25/2026	1,006,373
500,000	Series 2011-29	3.50%	04/25/2031	499,186
332,644	Series 2011-48(e)	9.20% - 1M US L	06/25/2041	320,446
762,962	Series 2011-5(e)	6.40% - 1M US L	11/25/2040	63,632
12,851,223	Series 2011-51(e)	6.00% - 1M US L	06/25/2041	1,549,536
1,595,630	Series 2011-58(e)	6.55% - 1M US L	07/25/2041	263,108
5,174,815	Series 2012-106(e)	6.16% - 1M US L	10/25/2042	772,043
1,194,654	Series 2012-124(e)	7.79% - 1M US L	11/25/2042	1,107,471
9,795,601	Series 2012-128(e)	6.00% - 1M US L	11/25/2042	7,965,171
9,895,185	Series 2012-20	3.50%	03/25/2042	9,839,555
454,016	Series 2012-29(e)	6.00% - 1M US L	04/25/2042	46,539
1,208,238	Series 2012-32	5.00%	04/25/2042	264,420
5,129,676	Series 2012-65(e)	5.98% - 1M US L	06/25/2042	730,385
5,337,724	Series 2012-92	3.50%	08/25/2042	5,303,219
3,458,558	Series 2013-19(e)	5.40% - 1M US L	03/25/2043	2,896,671
9,646,208	Series 2013-51(e)	5.40% - 1M US L	04/25/2043	8,317,218
10,857,485	Series 2014-50(e)	6.20% - 1M US L	08/25/2044	1,566,902
5,889,421	Series 2014-73(e)	6.20% - 1M US L	11/25/2044	957,283
2,967,727	Series 2015-59	3.00%	06/25/2041	2,948,116
9,765,742	Series 2015-79	3.00%	11/25/2045	8,897,333
2,534,298	Series 2015-9	3.00%	01/25/2045	2,522,456
7,316,850	Series 2016-72	3.00%	10/25/2046	6,635,415
12,818,593	Series 2016-72	3.00%	10/25/2046	11,425,134
4,000,000	Series 2018-21	0.00%	04/25/2048	3,177,500
	Government National Mortgage
	Association
81,089	Series 2004-83(e)	6.08% - 1M US L	10/20/2034	9,883
70,142	Series 2008-6(e)	6.46% - 1M US L	02/20/2038	9,468
66,011	Series 2008-67(e)	6.00% - 1M US L	08/20/2038	9,024
1,038,046	Series 2008-69(e)	7.63% - 1M US L	08/20/2038	176,217
85,977	Series 2009-10(e)	6.65% - 1M US L	02/16/2039	14,199
1,359,310	Series 2009-35	4.50%	05/20/2039	1,434,530
5,240,568	Series 2009-58(e)	6.25% - 1M US L	06/20/2039	553,435
74,778	Series 2009-6(e)	5.95% - 1M US L	02/20/2038	8,749
2,643,835	Series 2009-75	5.00%	09/20/2039	2,793,373
6,381,175	Series 2010-121(e)	6.00% - 1M US L	09/20/2040	831,516
4,035,494	Series 2010-26(e)	6.25% - 1M US L	02/20/2040	614,160
9,320,187	Series 2010-35(e)	5.68% - 1M US L	03/20/2040	1,124,468
108,992	Series 2010-61(e)	6.55% -1M US L	09/20/2039	13,102

See Notes to Financial Statements.

50	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2018 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$258,267	Series 2010-98(e)	5.77%	03/20/2039	$26,126
1,946,619	Series 2011-45	4.50%	03/20/2041	2,010,590
920,412	Series 2011-69	0.00%	05/20/2041	739,064
2,603,405	Series 2011-71	4.50%	02/20/2041	2,711,236
1,733,817	Series 2011-71(e)	5.40% - 1M US L	05/20/2041	194,026
544,214	Series 2011-72(e)	6.15% - 1M US L	05/20/2041	69,146
2,780,806	Series 2011-89(e)	5.45% - 1M US L	06/20/2041	306,282
640,674	Series 2012-105(e)	6.20% - 1M US L	01/20/2041	40,064
7,294,735	Series 2013-102(e)	6.15% - 1M US L	03/20/2043	949,510
8,154,815	Series 2013-113(e)	6.25% - 1M US L	03/20/2043	933,765
10,115,232	Series 2013-122(e)	6.10% - 1M US L	08/16/2043	1,500,843
6,000,908	Series 2013-148(e)	5.68% - 1M US L	10/16/2043	770,955
11,060,213	Series 2013-186(e)	6.25% - 1M US L	02/16/2043	1,274,637
7,029,551	Series 2014-156(e)	6.25% - 1M US L	10/20/2044	1,009,324
13,474,668	Series 2014-3(e)	6.10% - 1M US L	01/20/2044	2,061,684
14,179,030	Series 2014-4(e)	6.10% - 1M US L	01/16/2044	1,974,414
9,836,024	Series 2014-5(e)	6.15% - 1M US L	07/20/2043	1,133,978
8,267,588	Series 2014-95(e)	6.25% -1M US L	06/16/2044	1,154,892

TOTAL U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES
(Cost $293,676,864)				220,622,374

Shares/Description			Value
SHORT-TERM INVESTMENTS - 8.60%
Money Market Fund
169,538,155 State Street Institutional Trust (7 Day Yield 1.49%)			169,538,155
U.S. Treasury
1,430,000 United States Treasury Bills(h)(l)	0.67%	06/07/2018	1,425,657
2,020,000 United States Treasury Bills(h)(l)	1.60%	09/06/2018	2,003,723
			3,429,380
TOTAL SHORT-TERM INVESTMENTS
(Cost $172,968,042)			172,967,535
TOTAL INVESTMENTS - 99.48%
(Cost $2,097,500,044)			2,001,809,787
CASH SEGREGATED AT CUSTODIAN FOR TOTAL RETURN SWAP
CONTRACTS - 0.02%			400,000
OTHER ASSETS IN EXCESS OF LIABILITIES	-0.50%		10,070,461
NET ASSETS - 100.00%			$2,012,280,248

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2018	51

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2018 (Unaudited)

Libor Rates:

1M US L - 1 Month LIBOR as of March 31, 2018 was 1.88%

3M  US L - 3 Month LIBOR as of March 31, 2018 was 2.31%

6M  US L - 6 Month LIBOR as of March 31, 2018 was 2.45%

(a)	Non-income producing security.

(b)	Affiliated company. See Note 9 to Notes to Financial Statements.

(c)	Security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A securities amounts to $192,308,315, which represents approximately 9.56% of net assets as ofMarch 31, 2018.

(e)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees. As of March 31, 2018, the aggregate fair value of those securities was $16,280,188, representing 0.81% of net assets.

(g)	Security is currently in default.

(h)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(i)	Pay-in-kind securities - Rate paid in-kind is shown in parenthesis.

(j)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at March 31, 2018.

(k)	Security does not have a market value or rate. Security will not be entitled to distributions in respect of principal or interest other than excess interest paid with respect to the mortgage loans.

(l)	Rate shown represents the bond equivalent yield to maturity at date of purchase.

See Notes to Financial Statements.

52	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments
March 31, 2018 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 11.46%
74,539	BlackRock Corporate High Yield Fund, Inc.	$789,368
32,560	Eaton Vance Limited Duration Income Fund	423,931
18,412	Invesco High Income Trust II	255,374
71,585	Invesco Senior Income Trust	314,974
1,946	Legg Mason BW Global Income Opportunities Fund, Inc.	25,084
18,041	NexPoint Credit Strategies Fund	414,582
188,676	Nuveen Credit Strategies Income Fund	1,498,087
27,384	Prudential Global Short Duration High Yield Fund, Inc.	380,090
45,558	Western Asset Emerging Markets Income Fund, Inc.	661,958
74,121	Western Asset Global High Income Fund, Inc.	697,479
294,108	Western Asset High Income Opportunity Fund, Inc.	1,414,660

TOTAL CLOSED-END FUNDS
(Cost $7,224,956)		6,875,587

COMMON STOCKS - 0.02%
3,002	Ultra Petroleum Corp.(a)	12,518

TOTAL COMMON STOCKS
(Cost $51,695)		12,518

PREFERRED STOCKS - 0.15%
11	Ditech Holding Corp., 0.000%(a)(b)(c)	12,100
75	Sequa Corp., 7.000%(a)(d)(e)	75,000

TOTAL PREFERRED STOCKS
(Cost $94,004)		87,100

Principal Amount/Description		Rate	Maturity	Value
BANK LOANS - 61.01%(f)
Canada - 0.72%
$78,800	GFL Environmental, Inc., Initial Term Loan	3M US L + 2.75%, 1.00% Floor	09/29/2023	79,259

144,931	Hudson's Bay Company, Initial Term Loan	1M US L + 3.25%, 1.00% Floor	09/30/2022	140,161

98,792	New Red Finance, Inc. (aka Burger King/Tim Hortons), Term B-3 Loan	3M US L + 2.25%, 2.00% Floor	02/16/2024	98,977

114,319	Valeant Pharmaceuticals International, Inc., Series F Tranche B Term Loan	1M US L + 3.50%, 0.75% Floor	04/01/2022	115,654
				434,051
Denmark - 1.33%

364,560	Faerch Plast Group A/S, Second Lien Term Loan	3M EUR L + 4.50%, 0.50% Floor	08/23/2024	514,036

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2018	53

RiverNorth/Oaktree High Income Fund	Schedule of Investments
March 31, 2018 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Nets A/S (Evergood 4 APS), First Lien
$229,305	Term B1E Loan	1M EUR L + 3.25%	02/06/2025	$282,026
				796,062
France - 3.03%
	Cerba Healthcare (Newco SAB Bidco
300,000	SASU), First Lien Term Loan	3M EUR L + 3.00%	04/22/2024	365,446
	Ceva Sante Animale S.A. (Financiere
235,000	Top Mendel), First Lien Term B Loan	3M EUR L + 3.00%	06/30/2021	289,834
	Financiere Labeyrie Fine Foods, Facility
130,000	B1 Loan	3M EUR L + 4.25%	05/23/2023	160,992
	Generale de Sante, Facility B1A Term	3M EUR L +
144,380	Loan	3.125%	10/03/2022	179,207
	Oberthur Technologies Holding S.A.S.
	(fka OT Frencho 1 SAS), Facility B
245,000	Term Loan	3M EUR L + 3.75%	01/10/2024	297,540
	SFR Group S.A. (Ypso France SAS), Term
198,500	B11 Loan	3M US L + 2.75%	07/31/2025	192,700
	Verallia Packaging S.A.S. (fka Horizon
273,545	Holdings III), Facility B Loan	6M EUR L + 2.75%	10/31/2022	334,989
				1,820,708
Germany - 1.83%
	A&O Hotels and Hostels Holding AG
190,000	Term B Loan	3M EUR L + 3.75%	01/31/2025	235,539
120,000	Befesa SA, First Lien Term B Loan	6M EUR L + 2.75%	11/21/2022	148,727
		3M EUR L +
	Coherent Holding GmbH, Euro Term	2.25%, 0.75%
110,785	Loan	Floor	11/07/2023	137,349
170,000	CTC AcquiCo GmbH, Term Loan	3M US L + 3.25%	11/30/2024	170,160
	Orion Engineered Carbons GmbH,
101,078	Initial Euro Term Loan	3M EUR L + 2.50%	07/25/2024	125,211
230,000	Tele Columbus AG, Facility A Loan	6M EUR L + 3.00%	10/15/2024	283,023
				1,100,009
Great Britain - 4.45%
	Belmond Interfin, Ltd. (fka Orient-
	Express Hotels Interfin, Ltd.), Euro
99,500	Term Loan	1M EUR L + 3.00%	07/03/2024	123,272
400,000	EG Group, Ltd., Facility B Term Loan(g)	L + 4.75%	02/07/2025	559,492
410,000	Financiere Verdi II S.A.S., Term Loan	3M US L + 4.75%	07/21/2023	577,460
	Froneri International PLC, Facility B3
130,000	Term Loan	1M US L + 3.25%	01/31/2025	183,188
		1M EUR L +
	Ineos Finance PLC, First Lien Term B	2.00%, 0.50%
310,000	Loan	Floor	04/01/2024	380,837
	LGC Science Holdings, Ltd. (fka Figaro
250,000	Bidco, Ltd.), Facility Term B-3 Loan	1M US L + 3.50%	03/08/2023	250,782

See Notes to Financial Statements.
54	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments
March 31, 2018 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Onex Eagle Acquisition Company, Ltd.,
$155,000	Facility B Tranche 2 Term Loan	6M EUR L + 4.25%	03/12/2022	$187,621
	Richmond UK Holdco, Ltd., Facility B
155,402	Term Loan	1M US L + 4.25%	03/03/2024	216,304
	Shilton Bidco, Ltd., Facility B1 Term
155,000	Loan	3M EUR L + 3.25%	07/12/2024	190,323
				2,669,279
Ireland - 0.44%
	Fintrax Group Holdings, Ltd., Term Loan
210,000	B	3M EUR L + 4.00%	12/18/2024	260,656

Luxembourg - 3.67%
149,625	Altice Financing S.A., Term Loan	3M US L + 2.75%	01/31/2026	147,382
	Auris Luxembourg III S.a.r.l. (aka
	Siemens Audiology), Facility B7 Term	3M US L + 3.00%,
281,320	Loan	1.00% Floor	01/17/2022	283,649
190,000	CCP Lux Holding S.a.r.l., Term Loan(g)	E + 3.75%	02/07/2025	234,114
	Formula One Management, Ltd.,
351,544	Facility B3 Term Loan	1M US L + 2.50%	02/01/2024	351,324
300,000	Invent Farma, First Lien Term B Loan	1M EUR L + 3.75%	08/24/2023	364,292
	SIG Combibloc Holdings S.C.A. (fka
	Onex Wizard Acquisition Company II
199,487	S.C.A.), Repriced Euro Term Loan	1M EUR L + 3.25%	03/11/2022	246,415
	Signode Industrial Group Lux S.A.	1M EUR L +
	(Signode Industrial Group U.S., Inc.),	2.75%, 1.00%
106,150	Initial Euro Term Loan	Floor	05/01/2021	130,940
	Telenet International Finance S.a.r.l.,
360,000	Term Loan	6M EUR L + 2.75%	12/15/2027	445,831
				2,203,947
Netherlands - 5.04%
	Diamond (BC) BV, Initial Euro Term
220,000	Loan	2M EUR L + 3.25%	09/06/2024	269,621
44,888	Diamond (BC) BV, Initial Term Loan	2M US L + 3.00%	09/06/2024	44,878
360,000	Fugue Finance BV, Initial Term Loan	3M EUR L + 3.25%	09/02/2024	442,471
	Jacobs Douwe Egberts International BV	3M EUR L +
	(fka Charger OpCo BV), Term B-5	2.00%, 0.75%
35,017	EUR Loan	Floor	07/04/2022	43,364
	Jacobs Douwe Egberts International BV
	(fka Charger OpCo BV), Term B-5
75,000	USD Loan	3M US L + 2.25%	07/04/2022	75,390
	MacDermid Agricultural Solutions	1M EUR L +
	Holdings BV, Euro Tranche C-5 Term	2.75%, 0.75%
385,685	Loan	Floor	06/07/2023	477,303
	Mediq BV (fka Media NV), Facility B3
226,565	Loan	3M EUR L + 4.50%	02/28/2022	273,800

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2018	55

RiverNorth/Oaktree High Income Fund	Schedule of Investments
March 31, 2018 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
		3M EUR L +
	NEP Europe Finco BV, First Lien Euro	3.00%, 0.75%
$218,900	Term Loan	Floor	01/03/2024	$270,694
	Peer Holdings III BV, Facility B Term
283,418	Loan	3M EUR L + 3.50%	03/08/2025	347,518
350,000	Refresco Group NV, Term B Loan(g)	3M US L + 3.25%	12/13/2024	430,568
	Sigma Holdco BV (aka Flora Foods),
250,000	Term B Loan(g)	L + 4.00%	03/07/2025	347,988
				3,023,595
Spain - 0.37%
	Ufinet Telecom Holdings S.L.U. (fka
	Livister Investments S.L.U.), Facility B
180,000	Term Loan Retired	3M EUR L + 3.50%	06/30/2023	222,473

Sweden - 2.07%
	Diaverum Holding S.a.r.l. (fka Velox
220,000	Bidco S.a.r.l.), Facility B Term Loan	6M EUR L + 3.25%	07/04/2024	267,893
370,000	Unilabs Diagnostics AB, Term B Loan	6M EUR L + 3.00%	04/19/2024	451,236
430,000	Verisure Holding AB, Facility B1E Loan	3M EUR L + 3.00%	10/21/2022	525,353
				1,244,482
United States - 38.06%
250,000	Access CIG, LLC, First Lien Term B Loan	3M US L + 3.75%	02/27/2025	253,125
	Acuity Specialty Products, Inc. (aka Zep,	3M US L + 4.00%,
341,385	Inc.), First Lien Term Loan	1.00% Floor	08/12/2024	343,801
	ADMI Corp. (aka Aspen Dental), Initial	1M US L + 3.75%,
98,731	Term Loan	1.00% Floor	04/29/2022	99,225
	Air Medical Group Holdings, Inc., Term
198,986	Loan	1M US L + 3.25%	04/28/2022	200,077
	A-L Parent, LLC (aka Learfield
	Communications), First Lien Term	1M US L + 3.25%,
79,000	Loan	1.00% Floor	12/01/2023	79,889
	Allnex (Luxembourg) & Cy S.C.A. (fka Al
	Chem & Cy S.C.A.), Tranche B-2 Term3M US L + 3.25%,
98,747	Loan	0.75% Floor	09/13/2023	99,549
	Alphabet Holding Company, Inc. (aka
	Nature's Bounty), First Lien Initial
99,500	Term Loan	1M US L + 3.50%	09/26/2024	92,983
	Altice U.S. Finance I Corp., Refinancing
99,500	Term Loan	1M US L + 2.25%	07/28/2025	99,488
	American Builders & Contractors	1M US L + 2.50%,
103,950	Supply Co., Inc., Term B-1 Loan	0.75% Floor	10/31/2023	104,325
	American Renal Holdings, Inc., Term B
247,424	Loan	1M US L + 3.25%	06/21/2024	247,965
	American Rock Salt Co., LLC, First Lien
250,000	Term Loan(g)	L + 3.75%	03/21/2025	251,719

See Notes to Financial Statements.
56	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments
March 31, 2018 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Applied Systems, Inc., First Lien Term B	3M US L + 3.25%,
$149,250	Loan	1.00% Floor	09/19/2024	$150,516
	Aramark Services, Inc., First Lien Term
249,375	B2 Loan	1M US L + 2.00%	03/11/2025	251,401
		1M US L + 3.00%,
99,750	Ascend Learning, LLC, Term B Loan	1.00% Floor	07/12/2024	100,171
	Asurion, LLC (fka Asurion Corp.),
176,105	Amendment No. 14 Term Loan	1M US L + 2.75%	08/04/2022	177,357
	Atlantic Broadband Finance, LLC, Term
150,000	Loan	1M US L + 2.375%	01/03/2025	150,302
	Avantor Performance Materials
	Holdings, Inc., Covenant Lite Term	1M US L + 4.00%,
249,375	Loan	1.00% Floor	11/21/2024	252,310
		3M US L + 4.00%,
149,625	Badger Finance, LLC, Initial Term Loan	1.00% Floor	09/30/2024	150,560
		1M US L + 5.00%,
363,175	Bass Pro Group, LLC, Initial Term Loan	0.75% Floor	09/25/2024	360,224
	BCP Renaissance Parent, LLC, Term B	3M US L + 4.00%,
200,000	Loan	1.00% Floor	10/31/2024	201,250
	BCPE Eagle Buyer, LLC, Initial First Lien	1M US L + 4.25%,
170,545	Term Loan	1.00% Floor	03/18/2024	168,663
	Beacon Roofing Supply, Inc., Initial
200,000	Term Loan	1M US L + 2.25%	01/02/2025	201,304
	Belron Finance U.S., LLC, Initial Term B
149,625	Loan	3M US L + 2.50%	11/07/2024	150,622
	Berry Global, Inc., (fka Berry Plastics
100,000	Corp.), Term O Loan	1M US L + 2.00%	02/08/2020	100,526
	Berry Global, Inc., (fka Berry Plastics
100,000	Corp.), Term P Loan	1M US L + 2.00%	01/06/2021	100,539
	Big River Steel, LLC, Closing Date Term	3M US L + 5.00%,
99,500	Loan	1.00% Floor	08/23/2023	101,117
	Boyd Gaming Corp., Refinancing Term
91,906	B Loan	1W US L + 2.50%	09/15/2023	92,486
	Caesars Entertainment Operating Co.,
	Inc. (fka Harrah's Operating Co.,
128,678	Inc.), Term Loan	1M US L + 2.50%	10/07/2024	129,602
	Caesars Resort Collection, LLC (fka
	Caesars Growth Properties Holdings,
250,000	LLC), Term B Loan	1M US L + 2.75%	12/23/2024	251,945
	Camelot U.S. Acquisition 1 Co. (aka
	Thomson Reuters Intellectual	1M US L + 3.25%,
78,806	Property & Science), New Term Loan	1.00% Floor	10/03/2023	79,390
	Canyon Valor Companies, Inc. (fka
	GTCR Valor Companies, Inc.), First
149,250	Lien Initial Dollar Term Loan	1M US L + 3.25%	06/16/2023	150,836

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2018	57

RiverNorth/Oaktree High Income Fund	Schedule of Investments
March 31, 2018 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Canyon Valor Companies, Inc. (fka
	GTCR Valor Companies, Inc.), Initial
$129,675	Euro Term Loan	1M EUR L + 3.50%	06/16/2023	$160,606
	Caraustar Industries, Inc., Refinancing	3M US L + 5.50%,
99,000	Term Loan	1.00% Floor	03/14/2022	99,645
	Catalent Pharma Solutions, Inc. (fka	1M EUR L +
	Cardinal Health 409, Inc.), Euro Term	1.75%, 1.00%
193,004	Loan	Floor	05/20/2024	239,361
	Cengage Learning, Inc., Refinancing	1M US L + 4.25%,
221,608	Term Loan	1.00% Floor	06/07/2023	202,544
300,000	CenturyLink, Inc., Initial Term B Loan	1M US L + 2.75%	01/31/2025	295,594
	Charter Communications Operating
250,000	LLC, First Lien Term B Loan	1M US L + 2.00%	04/13/2025	251,210
	CHG Healthcare Services, Inc. (fka CHG
	Buyer Corp.), First Lien New Term
149,625	Loan	3M US L + 3.00%	06/07/2023	150,935
	Cincinnati Bell, Inc., Tranche B Term	1M US L + 3.75%,
200,000	Loan	1.00% Floor	10/02/2024	201,833
		1M US L + 2.50%,
76,423	CityCenter Holdings LLC, Term B Loan	0.75% Floor	04/18/2024	76,843
	Communications Sales & Leasing, Inc.,	1M US L + 3.00%,
297,229	Shortfall Term Loan	1.00% Floor	10/24/2022	287,444
	CSC Holdings, LLC (fka CSC Holdings,
	Inc. (Cablevision)), Incremental Term
250,000	Loan	1M US L + 2.50%	01/25/2026	250,353
	Culligan NewCo, Ltd., Tranche B-1 First	1M US L + 3.25%,
39,600	Lien Term Loan	1.00% Floor	12/13/2023	39,810
	CWGS Group LLC (aka Camping World,
250,000	Inc.), Term Loan(g)	L + 2.75%	11/23/2023	250,990
	Cypress Intermediate Holdings III, Inc.
	(fka Jaguar Holding, Inc.), First Lien	1M US L + 3.00%,
198,500	Initial Term Loan	1.00% Floor	04/29/2024	199,440
	Digicert Holdings, Inc., First Lien Term	3M US L + 4.75%,
236,000	Loan	1.00% Floor	10/31/2024	238,975
150,000	EG America LLC, Term B Loan(g)	L + 4.00%	02/07/2025	149,850
	Element Materials Technology Group	3M US L + 3.50%,
99,750	U.S. Holdings, Inc., Term B2 Loan	1.00% Floor	06/28/2024	100,560
		1M US L + 7.00%,
71,329	Emmis Operating Co., Term Loan	1.00% Floor	04/18/2019	69,545
	Encompass Digital Media, Inc., First	3M US L + 4.50%,
434,250	Lien Tranche B Term Loan	1.00% Floor	06/06/2021	426,651
	Encompass Digital Media, Inc., Second	3M US L + 7.75%,
150,000	Lien Tranche B Term Loan	1.00% Floor	06/06/2022	126,000
	Envision Healthcare Corp. (fka
	Emergency Medical Corp.), Initial	1M US L + 3.00%,
290,770	Term Loan	0.75% Floor	12/01/2023	292,333

See Notes to Financial Statements.
58	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments
March 31, 2018 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	ESH Hospitality, Inc., Repriced Term
$141,208	Loan	1M US L + 2.25%	08/30/2023	$142,236
	Examworks Group, Inc. (fka Gold	1M US L + 3.25%,
98,750	Merger Co., Inc.), Term B-1 Loan	1.00% Floor	07/27/2023	99,602
	Explorer Holdings, Inc., Initial Term	3M US L + 3.75%,
99,495	Loan	1.00% Floor	05/02/2023	100,428
	Freedom Mortgage Corp., Initial Term	1M US L + 4.75%,
97,500	Loan	1.00% Floor	02/23/2022	98,719
		1M US L + 2.25%,
163,150	GCI Holdings, Inc., New Term B Loan	0.75% Floor	02/02/2022	163,864
	Genoa, a QoL Healthcare Company,
	LLC, Amendment No.1 First Lien	1M US L + 3.25%,
54,315	Term Loan	1.00% Floor	10/30/2023	54,730
	Go Daddy Operating Company, LLC (GD
	Finance Co., Inc.), Tranche B-1 Term
99,143	Loan	1M US L + 2.25%	02/15/2024	99,521
	GOBP Holdings, Inc., First Lien	3M US L + 3.50%,
158,670	Incremental Term Loan	1.00% Floor	10/21/2021	159,694
	Golden Nugget, Inc. (aka Landry's, Inc.),
237,464	Initial Term B Loan	2M US L + 3.25%	10/04/2023	239,854
	Greeneden U.S. Holdings I, LLC (aka
	Genesys Telecommunications
	Laboratories, Tranche B-3 Dollar
164,322	Term Loan	3M US L + 3.50%	12/01/2023	165,465
	Hanjin International (aka Wilshire
150,000	Grand Center), Term B Loan	3M US L + 2.50%	10/19/2020	150,845
217,228	HD Supply, Inc., Term B-3 Loan	3M US L + 2.25%	08/13/2021	218,857
	Henry Holdings, Inc. (fka HNC Holdings,
199,495	Inc.), Initial Term Loan	1M US L + 4.00%	10/05/2023	202,550
	HUB International, Ltd., Initial Term	3M US L + 3.00%,
498,711	Loan	1.00% Floor	10/02/2020	501,898
	Ineos U.S. Finance, LLC, First Lien Term
99,750	B Loan	1M US L + 2.00%	04/01/2024	100,161
190,000	Infor (U.S.), Inc., (fka Lawson Software)	3M EUR L + 2.25%	02/01/2022	234,260
		3M US L + 4.50%,
74,250	Innoviva, Inc., Initial Term Loan	1.00% Floor	08/18/2022	74,993
	International Car Wash Group, Ltd.,	3M US L + 3.50%,
250,000	Term Loan	1.00% Floor	10/03/2024	251,016
	Intrawest Resort Holdings, Inc., Term	1M US L + 3.25%,
149,625	B1 Loan	1.00% Floor	07/31/2024	150,654
	Jaguar Holding Co. I, LLC (fka Jaguar	3M US L + 2.75%,
669,541	Holding Co. I), Term Loan	1.00% Floor	08/18/2022	672,644
	JBS USA Lux S.A. (fka JBS USA, LLC),	3M US L + 2.50%,
247,500	Initial Term Loan	0.75% Floor	10/30/2022	247,114
	Lifetime Fitness, Inc., Refinancing Term	3M US L + 2.75%,
271,809	Loan	1.00% Floor	06/10/2022	272,658

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2018	59

RiverNorth/Oaktree High Income Fund	Schedule of Investments
March 31, 2018 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Mayfield Agency Borrower, Inc.
	(Mayfield WarrantyCo Borrower,
$150,000	Inc.), First Lien Term B Loan	1M US L + 4.50%	02/28/2025	$151,313
298,500	Mcafee, LLC, Term B Loan	1M US L + 4.50%	09/30/2024	301,951
	MH Sub I, LLC (Micro Holding Corp.),
	Amendment No.2 First Lien Initial
136,625	Term Loan	1M US L + 3.75%	09/13/2024	136,857
	Michaels Stores, Inc., New	1M US L + 2.75%,
161,956	Replacement Term B-1 Loan	3.00% Floor	01/30/2023	162,908
	Mitchell International, Inc., First Lien
150,000	Initial Term Loan	1M US L + 3.25%	11/29/2024	150,225
	Monitronics International, Inc., Term B-	3M US L + 5.50%,
64,188	2 Loan	1.00% Floor	09/30/2022	62,663
		1M US L + 3.50%,
100,000	MRC Global (U.S.), Inc., Term B Loan	1.00% Floor	09/20/2024	101,032
96,214	MTL Publishing, LLC, Term B-6 Loan	3M US L + 2.25%	08/20/2023	96,627
200,000	Multi-Color Corp., Term B Loan	1M US L + 2.25%	10/31/2024	201,167
	Neiman Marcus Group, Inc., Other	1M US L + 3.25%,
333,836	Term Loan	1.00% Floor	10/25/2020	289,366
	NVA Holdings, Inc., First Lien Term B-3
250,000	Loan	3M US L + 2.75%	02/02/2025	250,729
	Odyssey Logistics & Technology Corp.,	1M US L + 4.25%,
100,000	First Lien Initial Term Loan	1.00% Floor	10/12/2024	101,250
		3M US L + 4.50%,
99,000	Onvoy, LLC, First Lien Initial Term Loan	1.00% Floor	02/10/2024	95,782
		1M US L + 3.25%,
99,224	Optiv, Inc., First Lien Initial Term Loan	1.00% Floor	02/01/2024	95,999
		US L + 4.25%,
46,907	OSG Bulk Ships, Inc. Initial Term Loan	1.00% 3M Floor	08/05/2019	45,265
	Playa Resorts Holding BV, Initial Term	3M US L + 3.25%,
99,250	Loan	1.00% Floor	04/29/2024	99,945
		3M US L + 3.75%,
249,449	Playcore, Inc., First Lien Term Loan	1.00% Floor	09/30/2024	251,008
	Post Holdings, Inc., Series A
198,500	Incremental Term Loan	1M US L + 2.00%	05/24/2024	199,071
	ProAmpac PG Borrower, LLC, First Lien	1M US L + 3.50%,
64,188	Initial Term Loan	1.00% Floor	11/20/2023	64,813
	Quikrete Holdings, Inc., First Lien Initial
173,077	Term Loan	1M US L + 2.75%	11/15/2023	174,021
	Red Ventures, LLC (New Imagitias, Inc.),
119,325	First Lien Term Loan	1M US L + 4.00%	11/08/2024	120,531
	Ring Container Technologies Group,
199,500	LLC, First Lien Term Loan	1M US L + 2.75%	10/31/2024	200,280
97,591	RPI Finance Trust, Initial Term B-6 Loan	3M US L + 2.00%	03/27/2023	98,165
	Scientific Games International, Inc.,
150,000	Initial Term B-5 Loan	2M US L + 2.75%	08/14/2024	150,716

See Notes to Financial Statements.
60	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2018 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Securus Technologies Holdings, Inc.,	1M US L + 4.50%,
$149,625	Term Loan	1.00% Floor	11/01/2024	$151,636
	Sedgwick Claims Management Services,	3M US L + 5.75%,
250,000	Inc., Second Lien Term Loan	1.00% Floor	02/28/2022	251,687
	ServiceMaster Company, LLC, Tranche
172,813	C Term Loan	1M US L + 2.50%	11/08/2023	173,739
100,000	Shutterfly, Inc., Delay Draw Term Loan	3M US L + 2.50%	08/19/2024	100,579
	SIG Combibloc Holdings S.C.A. (fka
	Onex Wizard Acquisition Company II	1M US L + 2.75%,
109,311	S.C.A.), Initial Euro Term Loan	1.00% Floor	03/11/2022	110,071
	SolarWinds Holdings, Inc., 2018
250,000	Refinancing Term Loan	L + 3.00%	02/05/2024	251,406
		3M EUR L +
	Solenis International LP, Tranche C	4.00%, 1.00%
197,000	Term Loan	Floor	07/31/2021	243,459
265,000	Solera, LLC, First Lien Term B Loan(g)	E + 3.25%	03/03/2023	327,336
	SS&C Technologies Holdings, Inc., Term
500,000	B-3 Loan(g)	L + 2.50%	02/28/2025	502,995
		3M US L + 4.00%,
149,625	Staples, Inc., Closing Date Term Loan	1.00% Floor	09/12/2024	148,484
	Strategic Materials Holdings Corp., First
150,000	Lien Initial Term Loan	3M US L + 3.75%	11/01/2024	151,125
	Team Health Holdings, Inc., Initial Term	1M US L + 2.75%,
99,250	Loan	1.00% Floor	02/06/2024	95,156
	TerraForm Power Operating, LLC, Term
149,625	Loan	1M US L + 2.75%	11/08/2022	150,678
	Toys "R" U.S. Property Co. I, LLC, Initial	1M US L + 5.00%,
40,538	Term Loan	1.00% Floor	08/21/2019	33,733
	Trans Union, LLC, Replacement Term B-
107,246	3 Loan	1M US L + 2.00%	04/10/2023	107,699
	Transdigm, Inc. New Tranche E Term
446,808	Loan	1M US L + 2.75%	05/14/2022	448,483
	Traverse Midstream Partners, LLC,	3M US L + 4.00%,
180,000	Advance Term Loan	1.00% Floor	09/27/2024	181,265
	Tronox Finance, LLC (Tronox Blocked
	Borrower, LLC), Initial Dollar Term
200,000	Loan	3M US L + 3.00%	09/23/2024	202,000
	U.S. Renal Care, Inc., First Lien Initial	3M US L + 4.25%,
171,063	Term Loan	1.00% Floor	12/30/2022	172,060
	Univision Communications, 2017	1M US L + 2.75%,
98,659	Replacement Term Loan	1.00% Floor	03/15/2024	97,231
	UPC Financing Partnership, Facility AR
215,000	Term Loan	1M US L + 2.50%	01/15/2026	215,845
	Utex Industries, Inc., First Lien Initial	1M US L + 4.00%,
149,575	Term Loan	1.00% Floor	05/21/2021	147,082
	Vantiv, LLC (fka Fifth Third Processing
250,000	Solutions, LLC), Term B Loan	1M US L + 2.00%	08/09/2024	251,608

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2018	61

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2018 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
		3M EUR L +
		4.50%, 1.00%
$129,025	Veritas U.S., Inc. Euro Term B Loan	Floor	01/27/2023	$159,419
	Vestcom Parent Holdings, Inc., L/C	1M US L + 4.00%,
36,722	Collateralized Loan	1.00% Floor	12/19/2023	36,997
	Welbilt, Inc. (fka Manitowoc	1M US L + 2.75%,
167,180	Foodservice, Inc.), Term B Loan	1.00% Floor	03/03/2023	168,642
	Windstream Services, LLC (fka
	Windstream Corp.), Tranche B-6	1M US L + 4.00%,
230,010	Term Loan	0.75% Floor	03/29/2021	221,864
	Wrangler Buyer Corp. (aka Waste
	Industries USA, Inc.), Initial Term
149,625	Loan	1M US L + 3.00%	09/27/2024	150,640
149,700	YI, LLC, First Lien Initial Term Loan	3M US L + 4.00%	11/07/2024	150,449
	York Risk Services Holding Corp., Term	1M US L + 3.75%,
134,271	Loan	1.00% Floor	10/01/2021	131,821
				22,842,425

TOTAL BANK LOANS
(Cost $35,699,149)				36,617,687

Principal Amount/Description		Rate	Maturity	Value
HIGH YIELD DEBT- 29.83%
Canada - 1.14%
$40,000	Baytex Energy Corp.(h)	5.13%	06/01/2021	37,600
60,000	Cascades, Inc.(h)	5.50%	07/15/2022	60,675
6,000	Cascades, Inc.(h)	5.75%	07/15/2023	6,120
25,000	First Quantum Minerals, Ltd.(h)	7.25%	05/15/2022	25,125
20,000	First Quantum Minerals, Ltd.(h)	7.25%	04/01/2023	19,750
50,000	goeasy, Ltd.(h)	7.88%	11/01/2022	53,735
80,000	Open Text Corp.(h)	5.63%	01/15/2023	83,300
15,000	Open Text Corp.(h)	5.88%	06/01/2026	15,464
35,000	Precision Drilling Corp.	7.75%	12/15/2023	36,531
10,000	Precision Drilling Corp.(h)	7.13%	01/15/2026	9,925
	Valeant Pharmaceuticals International,
210,000	Inc.(h)	5.63%	12/01/2021	201,338
	Valeant Pharmaceuticals International,
20,000	Inc.(h)	6.50%	03/15/2022	20,725
	Valeant Pharmaceuticals International,
50,000	Inc.(h)	5.88%	05/15/2023	44,562
	Valeant Pharmaceuticals International,
70,000	Inc.(h)	5.50%	11/01/2025	68,408
				683,258
Cayman Islands - 0.26%
125,000	UPCB Finance IV, Ltd.(i)	4.00%	01/15/2027	158,890

See Notes to Financial Statements.

62	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2018 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
France - 1.04%
$110,000	Crown European Holdings SA	2.63%	09/30/2024	$136,106
290,000	SFR Group SA(i)	5.63%	05/15/2024	362,876
100,000	SPCM SA(i)	2.88%	06/15/2023	125,307
				624,289
Germany - 0.70%
120,000	IHO Verwaltungs GmbH(i)(j)	3.25% (4.00%)	09/15/2023	152,180
	Unitymedia Hessen GmbH & Co. KG /
205,000	Unitymedia NRW GmbH(i)	4.00%	01/15/2025	266,481
				418,661
Great Britain - 1.10%
150,000	Arqiva Broadcast Finance PLC(i)	9.50%	03/31/2020	222,162
5,000	Ensco PLC	4.50%	10/01/2024	4,037
50,000	Ensco PLC	7.75%	02/01/2026	46,000
5,000	Ensco PLC	5.75%	10/01/2044	3,438
200,000	Inmarsat Finance PLC(h)	6.50%	10/01/2024	203,500
110,000	TA MFG., Ltd.(i)	3.63%	04/15/2023	137,929
45,000	Tronox Finance PLC(h)	5.75%	10/01/2025	43,875
				660,941
Ireland - 0.84%
	James Hardie International Finance
50,000	DAC(h)	4.75%	01/15/2025	49,250
25,000	Park Aerospace Holdings, Ltd.(h)	5.25%	08/15/2022	24,586
30,000	Park Aerospace Holdings, Ltd.(h)	4.50%	03/15/2023	28,500
55,000	Park Aerospace Holdings, Ltd.(h)	5.50%	02/15/2024	53,488
	Virgin Media Receivables Financing
250,000	Notes I DAC(i)	5.50%	09/15/2024	345,294
				501,118
Italy - 1.13%
110,000	LKQ Italia Bondco SpA(h)	3.88%	04/01/2024	143,034
280,000	Telecom Italia SpA(h)	5.30%	05/30/2024	285,950
230,000	Wind Tre SpA(h)	3.13%	01/20/2025	250,127
				679,111
Jersey - 0.76%
150,000	AA Bond Co., Ltd.(h)	5.50%	07/31/2022	193,036
100,000	CPUK Finance, Ltd.(i)	4.25%	08/28/2022	141,634
100,000	LHC3 PLC(h)(j)	4.13% (9.00%)	08/15/2024	124,122
				458,792
Luxembourg - 1.78%
105,000	Altice Luxembourg SA(i)	6.25%	02/15/2025	120,218
90,000	ArcelorMittal	6.13%	06/01/2025	98,325
150,000	Ard Finance SA Argid(j)	6.63% (7.375%)	09/15/2023	195,180
90,000	Dana Financing Luxembourg S.a.r.l(h)	5.75%	04/15/2025	91,912
	Hanesbrands Finance Luxembourg
125,000	S.C.A.(h)	3.50%	06/15/2024	161,933

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2018	63

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2018 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$110,000	Intelsat Jackson Holdings SA(h)	8.00%	02/15/2024	$115,913
100,000	SES SA(b)(f)	4.63%	12/31/2049	128,198
35,000	Telecom Italia Capital SA	6.38%	11/15/2033	38,150
90,000	Telenet Finance VI Luxembourg S.C.A.(i)	4.88%	07/15/2027	119,904
				1,069,733

Netherlands - 0.56%
100,000	Diamond BC BV(h)	5.63%	08/15/2025	118,437
175,000	Ziggo Bond Finance BV(i)	4.63%	01/15/2025	217,205
				335,642

Spain - 0.49%
135,000	Grifols SA(h)	3.20%	05/01/2025	167,795
100,000	Grifols SA(i)	3.20%	05/01/2025	124,293
				292,088
Sweden - 0.61%
205,000	Intrum Justitia AB(i)	3.13%	07/15/2024	244,638
100,000	Verisure Midholding AB(h)	5.75%	12/01/2023	121,927
				366,565

United States - 19.42%
65,000	Acadia Healthcare Co., Inc.	5.13%	07/01/2022	65,325
70,000	Acadia Healthcare Co., Inc.	5.63%	02/15/2023	71,225
10,000	Acadia Healthcare Co., Inc.	6.50%	03/01/2024	10,450
45,000	ACCO Brands Corp.(h)	5.25%	12/15/2024	45,337
50,000	AES Corp.	4.50%	03/15/2023	50,972
70,000	AES Corp.	6.00%	05/15/2026	74,025
	Albertsons Cos., LLC / Safeway, Inc. /
	New Albertson's, Inc. / Albertson's,
45,000	LLC	6.63%	06/15/2024	40,556
	Albertsons Cos., LLC / Safeway, Inc. /
	New Albertson's, Inc. / Albertson's,
65,000	LLC	5.75%	03/15/2025	55,757
	AmeriGas Partners LP / AmeriGas
80,000	Finance Corp.	5.63%	05/20/2024	79,900
	AmeriGas Partners LP / AmeriGas
30,000	Finance Corp.	5.50%	05/20/2025	29,100
135,000	Amsurg Corp.	5.63%	07/15/2022	136,282
20,000	Antero Resources Corp.	5.38%	11/01/2021	20,425
10,000	Antero Resources Corp.	5.13%	12/01/2022	10,125
20,000	Antero Resources Corp.	5.63%	06/01/2023	20,500
	Ascent Resources Utica Holdings, LLC /
65,000	ARU Finance Corp.(h)	10.00%	04/01/2022	70,525
10,000	Ashtead Capital, Inc.(h)	5.63%	10/01/2024	10,450
20,000	Ashtead Capital, Inc.(h)	4.13%	08/15/2025	19,225
115,000	Axalta Coating Systems(i)	4.25%	08/15/2024	149,773
5,000	B&G Foods, Inc.	4.63%	06/01/2021	4,975
100,000	B&G Foods, Inc.	5.25%	04/01/2025	93,375

See Notes to Financial Statements.

64	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2018 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$45,000	BMC East, LLC(h)	5.50%	10/01/2024	$45,112
30,000	Booz Allen Hamilton, Inc.(h)	5.13%	05/01/2025	29,325
85,000	Boyd Gaming Corp.	6.38%	04/01/2026	89,205
25,000	Building Materials Corp. of America(h)	5.38%	11/15/2024	25,437
	Cardtronics, Inc. / Cardtronics USA,
30,000	Inc.(h)	5.50%	05/01/2025	28,425
55,000	Carrizo Oil & Gas, Inc.	6.25%	04/15/2023	55,275
	CCO Holdings, LLC / CCO Holdings
45,000	Capital Corp.(h)	5.13%	05/01/2023	45,169
	CCO Holdings, LLC / CCO Holdings
25,000	Capital Corp.(h)	5.88%	04/01/2024	25,500
	CCO Holdings, LLC / CCO Holdings
75,000	Capital Corp.(h)	5.00%	02/01/2028	70,687
25,000	Centene Corp.	6.13%	02/15/2024	26,080
65,000	CenturyLink, Inc.	5.63%	04/01/2025	58,987
	Change Healthcare Holdings, LLC /
80,000	Change Healthcare Finance, Inc.(h)	5.75%	03/01/2025	79,624
40,000	Chemours Co.	5.38%	05/15/2027	40,200
60,000	Cheniere Corpus Christi Holdings, LLC	7.00%	06/30/2024	66,600
10,000	Cheniere Corpus Christi Holdings, LLC	5.13%	06/30/2027	9,962
50,000	Chesapeake Energy Corp.	5.38%	06/15/2021	48,875
65,000	Chesapeake Energy Corp.(h)	8.00%	01/15/2025	63,050
20,000	CHS/Community Health Systems, Inc.	5.13%	08/01/2021	18,700
75,000	CHS/Community Health Systems, Inc.	6.88%	02/01/2022	43,781
65,000	CHS/Community Health Systems, Inc.	6.25%	03/31/2023	60,206
65,000	Churchill Downs, Inc.(h)	4.75%	01/15/2028	61,587
35,000	CIT Group, Inc.	4.13%	03/09/2021	35,262
190,000	CITGO Petroleum Corp.(h)	6.25%	08/15/2022	189,287
65,000	CommScope Technologies LLC(h)	5.00%	03/15/2027	61,912
45,000	CommScope, Inc.(h)	5.50%	06/15/2024	46,125
10,000	CoreCivic, Inc.	5.00%	10/15/2022	10,175
60,000	CoreCivic, Inc.	4.63%	05/01/2023	59,850
100,000	Cott Corp.(i)	5.50%	07/01/2024	131,187
95,000	Covanta Holding Corp.	6.38%	10/01/2022	96,900
10,000	Covanta Holding Corp.	5.88%	07/01/2025	9,725
	CrownRock LP / CrownRock Finance,
40,000	Inc.(h)	5.63%	10/15/2025	39,700
115,000	CSC Holdings, LLC(h)	5.50%	04/15/2027	110,400
75,000	DaVita HealthCare Partners, Inc.	5.13%	07/15/2024	73,360
5,000	DaVita HealthCare Partners, Inc.	5.00%	05/01/2025	4,845
85,000	DBP Holding Corp.(h)	7.75%	10/15/2020	44,625
35,000	DISH DBS Corp.	5.88%	07/15/2022	33,556
5,000	DISH DBS Corp.	5.88%	11/15/2024	4,475
35,000	DISH DBS Corp.	7.75%	07/01/2026	33,075
45,000	DISH DBS Corp.	5.00%	03/15/2023	40,781

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2018	65

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2018 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$27,846	Ditech Holding Corp.(j)	7.20% (9.00%)	12/31/2024	$23,217
55,000	Dynegy, Inc.	6.75%	11/01/2019	56,100
85,000	Eldorado Resorts, Inc.	6.00%	04/01/2025	86,700
	Endeavor Energy Resources LP / EER
45,000	Finance, Inc.(h)	5.50%	01/30/2026	44,887
	Endo Dac / Endo Finance, LLC / Endo
5,000	Finco, Inc.(h)	6.00%	07/15/2023	3,800
50,000	Endo Finance, LLC(h)	5.75%	01/15/2022	41,250
80,000	Energy Transfer Equity LP	7.50%	10/15/2020	86,350
5,000	Energy Transfer Equity LP	5.88%	01/15/2024	5,175
70,000	EnerSys(h)	5.00%	04/30/2023	71,400
125,000	Equinix, Inc.	2.88%	02/01/2026	146,727
90,000	ESH Hospitality, Inc.(h)	5.25%	05/01/2025	87,777
50,000	Extraction Oil & Gas, Inc.(h)	7.38%	05/15/2024	52,500
20,000	FBM Finance, Inc.(h)	8.25%	08/15/2021	21,000
45,000	First Data Corp.(h)	7.00%	12/01/2023	47,419
175,000	First Data Corp.(h)	5.75%	01/15/2024	176,750
80,000	First Quality Finance Co., Inc.(h)	4.63%	05/15/2021	80,000
10,000	First Quality Finance Co., Inc.(h)	5.00%	07/01/2025	9,600
25,000	Flex Acquisition Co., Inc.(h)	6.88%	01/15/2025	24,797
50,000	Forum Energy Technologies, Inc.	6.25%	10/01/2021	49,750
65,000	Frontier Communications Corp.(h)	8.50%	04/01/2026	63,212
19,000	Gates Global, LLC / Gates Global Co.(h)	6.00%	07/15/2022	19,311
70,000	GEO Group, Inc.	5.13%	04/01/2023	69,475
110,000	Golden Nugget, Inc.(h)	6.75%	10/15/2024	111,100
50,000	Greystar Real Estate Partners, LLC(h)	5.75%	12/01/2025	50,000
	Grinding Media, Inc. / MC Grinding
50,000	Media Canada, Inc.(h)	7.38%	12/15/2023	52,625
70,000	Gulfport Energy Corp.	6.63%	05/01/2023	71,050
80,000	H&E Equipment Services, Inc.	5.63%	09/01/2025	80,900
135,000	HCA Healthcare, Inc.	6.25%	02/15/2021	142,087
10,000	HCA, Inc.	5.25%	06/15/2026	10,155
110,000	HCA, Inc.	5.88%	05/01/2023	114,125
5,000	HealthSouth Corp.	5.13%	03/15/2023	5,088
80,000	HealthSouth Corp.	5.75%	11/01/2024	81,600
95,000	Hunt Cos., Inc.(h)	6.25%	02/15/2026	91,948
125,000	Ingles Markets, Inc.	5.75%	06/15/2023	125,588
65,000	Iron Mountain Inc.(h)	4.88%	09/15/2027	60,613
100,000	Iron Mountain, Inc.(h)	3.00%	01/15/2025	122,301
100,000	Iron Mountain, Inc.(i)	3.00%	01/15/2025	122,300
	Jaguar Holding Co. II / Pharmaceutical
60,000	Product Development, LLC(h)	6.38%	08/01/2023	60,825
	JBS USA LUX SA / JBS USA Finance,
70,000	Inc.(h)	7.25%	06/01/2021	70,963
100,000	Kennedy-Wilson, Inc.	5.88%	04/01/2024	99,625

See Notes to Financial Statements.

66	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2018 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$50,000	Kennedy-Wilson, Inc.(h)	5.88%	04/01/2024	$49,813
	KFC Holding Co./Pizza Hut Holdings,
55,000	LLC/Taco Bell of America, LLC(h)	5.00%	06/01/2024	54,794
	Kraton Polymers, LLC / Kraton Polymers
80,000	Capital Corp.(h)	7.00%	04/15/2025	83,200
55,000	Lamar Media Corp.	5.75%	02/01/2026	57,200
25,000	Laredo Petroleum, Inc.	5.63%	01/15/2022	24,937
45,000	Laredo Petroleum, Inc.	6.25%	03/15/2023	45,338
80,000	Level 3 Financing, Inc.	5.13%	05/01/2023	78,700
20,000	Level 3 Financing, Inc.	5.38%	01/15/2024	19,538
100,000	Levi Strauss & Co.	3.38%	03/15/2027	125,802
30,000	LifePoint Health, Inc.	5.88%	12/01/2023	30,403
55,000	LifePoint Health, Inc.	5.38%	05/01/2024	53,969
55,000	Masonite International Corp.(h)	5.63%	03/15/2023	56,856
20,000	Matthews International Corp.(h)	5.25%	12/01/2025	19,750
	MPT Operating Partnership LP / MPT
70,000	Finance Corp.	6.38%	03/01/2024	73,851
55,000	Nabors Industries, Inc.	5.50%	01/15/2023	54,044
15,000	Nabors Industries, Inc.(h)	5.75%	02/01/2025	14,175
10,000	Navient Corp.	6.50%	06/15/2022	10,350
70,000	NCR Corp.	6.38%	12/15/2023	72,800
99,512	Neiman Marcus Group, Ltd., LLC(h)(j)	8.75% (9.50%)	10/15/2021	63,936
	Nielsen Finance, LLC / Nielsen Finance
65,000	Co.(h)	5.00%	04/15/2022	65,112
35,000	Novelis Corp.(h)	6.25%	08/15/2024	35,963
40,000	Novelis Corp.(h)	5.88%	09/30/2026	39,500
20,000	NRG Yield Operating, LLC	5.38%	08/15/2024	20,175
85,000	NRG Yield Operating, LLC	5.00%	09/15/2026	83,938
70,000	Oasis Petroleum, Inc.	6.88%	03/15/2022	71,172
20,000	Oasis Petroleum, Inc.	6.88%	01/15/2023	20,325
60,000	Olin Corp.	5.13%	09/15/2027	59,325
10,000	Olin Corp.	5.00%	02/01/2030	9,588
45,000	Party City Holdings, Inc.(h)	6.13%	08/15/2023	46,069
60,000	PDC Energy(h)	5.75%	05/15/2026	59,025
60,000	Performance Food Group, Inc.(h)	5.50%	06/01/2024	60,450
35,000	Petsmart, Inc.(h)	7.13%	03/15/2023	20,037
30,000	PetSmart, Inc.(h)	5.88%	06/01/2025	21,825
65,000	PHI, Inc.	5.25%	03/15/2019	64,030
40,000	Pilgrim's Pride Corp.(h)	5.75%	03/15/2025	38,950
105,000	Plantronics, Inc.(h)	5.50%	05/31/2023	104,349
20,000	Post Holdings, Inc.(h)	5.50%	03/01/2025	19,750
40,000	Post Holdings, Inc.(h)	5.00%	08/15/2026	38,100
35,000	Post Holdings, Inc.(h)	5.63%	01/15/2028	33,556
100,000	PSPC Escrow Corp.(i)	6.00%	02/01/2023	128,355
60,000	Quicken Loans, Inc.(h)	5.75%	05/01/2025	60,150

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2018	67

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2018 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$60,000	Quicken Loans, Inc.(h)	5.25%	01/15/2028	$56,250
20,000	Range Resources Corp.	5.00%	08/15/2022	19,450
20,000	Range Resources Corp.	5.00%	03/15/2023	19,276
65,000	RBS Global, Inc. / Rexnord, LLC(h)	4.88%	12/15/2025	63,213
25,000	Rent-A-Center, Inc.	6.63%	11/15/2020	22,906
45,000	Rent-A-Center, Inc.	4.75%	05/01/2021	40,050
	Reynolds Group Issuer, Inc. / Reynolds
40,000	Group Issuer, LLC(h)	5.13%	07/15/2023	40,438
	Reynolds Group Issuer, Inc. / Reynolds
55,000	Group Issuer, LLC(h)	7.00%	07/15/2024	57,681
	Reynolds Group Issuer, Inc. / Reynolds
82,374	Group Issuer, LLC	5.75%	10/15/2020	83,507
	RHP Hotel Properties LP / RHP Finance
50,000	Corp.	5.00%	04/15/2023	50,375
55,000	Rite Aid Corp.(h)	6.13%	04/01/2023	55,688
100,000	SBA Communications Corp.	4.88%	09/01/2024	98,375
15,000	SESI, LLC	7.13%	12/15/2021	15,300
50,000	SESI, LLC(h)	7.75%	09/15/2024	51,875
150,000	Silgan Holdings, Inc.	3.25%	03/15/2025	188,183
5,000	Sirius XM Radio, Inc.(h)	5.38%	04/15/2025	4,975
65,000	Sirius XM Radio, Inc.(h)	5.00%	08/01/2027	61,425
85,000	Six Flags Entertainment Corp.(h)	4.88%	07/31/2024	82,981
20,000	SM Energy Co.	6.13%	11/15/2022	20,100
10,000	SM Energy Co.	5.00%	01/15/2024	9,325
10,000	SM Energy Co.	5.63%	06/01/2025	9,525
10,000	SM Energy Co.	6.75%	09/15/2026	9,950
35,000	Sonic Automotive, Inc.	6.13%	03/15/2027	33,950
55,000	Sotheby's(h)	4.88%	12/15/2025	52,520
55,000	Southwestern Energy Co.	7.50%	04/01/2026	55,825
80,000	Sprint Capital Corp.	6.88%	11/15/2028	74,900
260,000	Sprint Communications, Inc.	6.00%	11/15/2022	255,775
5,000	Sprint Corp.	7.63%	02/15/2025	4,931
35,000	Standard Industries, Inc.(h)	5.50%	02/15/2023	36,312
90,000	Standard Industries, Inc.(h)	6.00%	10/15/2025	92,700
	Suburban Propane Partners LP /
35,000	Suburban Energy Finance Corp.	5.75%	03/01/2025	33,775
	Suburban Propane Partners
70,000	LP/Suburban Energy Finance Corp.	5.88%	03/01/2027	66,675
	Summit Materials, LLC / Summit
115,000	Materials Finance Corp.	6.13%	07/15/2023	117,875
	SunCoke Energy Partners LP / SunCoke
85,000	Energy Partners Finance Corp.(h)	7.50%	06/15/2025	87,975
20,000	Sunoco LP / Sunoco Finance Corp.(h)	5.50%	02/15/2026	19,350
	Targa Resources Partners LP / Targa
65,000	Resources Partners Finance Corp.	6.75%	03/15/2024	68,980

See Notes to Financial Statements.

68	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2018 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Targa Resources Partners LP / Targa
$25,000	Resources Partners Finance Corp.	5.13%	02/01/2025	$24,969
10,000	Tempur Sealy International, Inc.	5.63%	10/15/2023	10,083
95,000	Tempur Sealy International, Inc.	5.50%	06/15/2026	91,675
65,000	Tenet Healthcare Corp.(h)	7.50%	01/01/2022	68,738
115,000	Tenet Healthcare Corp.(h)	5.13%	05/01/2025	110,975
50,000	Tenneco, Inc.	5.38%	12/15/2024	50,875
25,000	Terraform Power Operating, LLC(h)	4.25%	01/31/2023	24,094
30,000	Terraform Power Operating, LLC(h)	5.00%	01/31/2028	28,575
75,000	T-Mobile USA, Inc.	6.00%	04/15/2024	78,307
30,000	T-Mobile USA, Inc.	4.50%	02/01/2026	28,838
55,000	TMS International Corp.(h)	7.25%	08/15/2025	57,475
55,000	TransDigm, Inc.	6.50%	05/15/2025	55,688
90,000	TreeHouse Foods, Inc.(h)	6.00%	02/15/2024	90,900
55,000	TriMas Corp.(h)	4.88%	10/15/2025	53,316
80,000	Tronox Finance, LLC(h)	7.50%	03/15/2022	83,049
10,000	Tronox Finance, LLC(h)	6.50%	04/15/2026	10,025
15,000	Ultra Resources, Inc.(h)	6.88%	04/15/2022	13,106
80,000	United Rentals North America, Inc.	5.50%	07/15/2025	82,200
40,000	United Rentals North America, Inc.	5.88%	09/15/2026	41,750
110,000	Univision Communications, Inc.(h)	5.13%	05/15/2023	105,061
	Compression Partners LP / USA
45,000	USA Compression Finance Corp.(h)	6.88%	04/01/2026	45,788
100,000	ViaSat, Inc.(h)	5.63%	09/15/2025	96,780
	Watco Cos. LLC / Watco Finance
100,000	Corp.(h)	6.38%	04/01/2023	102,875
40,000	Weatherford International, Ltd.	7.75%	06/15/2021	37,450
20,000	Weatherford International, Ltd.	4.50%	04/15/2022	16,700
10,000	Weatherford International, Ltd.	6.50%	08/01/2036	7,175
45,000	Whiting Petroleum Corp.(h)	6.63%	01/15/2026	45,394
120,000	WMG Acquisition Corp.(h)	4.13%	11/01/2024	155,092
	Wynn Las Vegas, LLC / Wynn Las Vegas
70,000	Capital Corp.(h)	5.25%	05/15/2027	68,775
				11,652,738
TOTAL HIGH YIELD DEBT
(Cost $17,828,121)				17,901,826

Shares/Description		Value
SHORT-TERM INVESTMENTS -1.94%
1,166,126	State Street Institutional Trust (7 Day Yield 1.49%)	1,166,126
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,166,126)		1,166,126

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2018	69

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2018 (Unaudited)

Shares/Description	Value
TOTAL INVESTMENTS - 104.41%
(Cost $62,064,051)	$62,660,844
CASH SEGREGATED AT CUSTODIAN FOR FORWARD FOREIGN CURRENCY CONTRACTS - 0.08%	50,000
LIABILITIES IN EXCESS OF OTHER ASSETS - (4.49)%	(2,695,735)
NET ASSETS - 100.00%	$60,015,109

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

Libor Rates:

1W  US L - 1 Week LIBOR as of March 31, 2018 was 1.75%

1M  US L - 1 Month LIBOR as of March 31, 2018 was 1.88%

2M  US L - 2 Month LIBOR as of March 31, 2018 was 2.00%

3M  US L - 3 Month LIBOR as of March 31, 2018 was 2.31%

1M  EUR L - 1 Month EURIBOR as of March 31, 2018 was -0.41%

2M  EUR L - 2 Month EURIBOR as of March 31, 2018 was -0.38%

3M  EUR L - 3 Month EURIBOR as of March 31, 2018 was -0.37%

6M  EUR L - 6 Month EURIBOR as of March 31, 2018 was -0.33%

(a)	Non-income producing security.
(b)	Security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(d)	The level 3 assets were a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(e)	Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees. Total fair value of the security is $75,000, which represents approximately 0.13% of net assets as of March 31, 2018.
(f)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(g)	All or a portion of this position has not settled as of March 31, 2018. The interest rate shown represents the stated spread over the London Interbank Offered Rate ("LIBOR" or "L") or the Euro Interbank Offered Rate ("EURIBOR" or "E") or the applicable LIBOR/EURIBOR floor; the Fund will not accrue interest until the settlement date, at which point LIBOR/EURIBOR will be established.
(h)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A securities amounts to $8,208,453, which represents approximately 13.68% of net assets as of March 31, 2018.

See Notes to Financial Statements.

70	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2018 (Unaudited)

(i)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees. As of March 31, 2018, the aggregate fair value of those securities was $3,270,626, representing 5.45% of net assets.
(j)	Pay-in-kind securities - Rate paid in-kind is shown in parenthesis.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Foreign Currency	Contracted Amount*	Contract Type	Settlement Date	Notional Value	Unrealized Appreciation/ (Depreciation)
State Street
Boston	EUR	12,238,433	Sale	04/06/2018	15,062,026	35,335
						$35,335
State Street
Boston	GBP	1,811,184	Sale	04/06/2018	2,541,419	(34,781)
						(34,781)

*	The contracted amount is stated in the currency in which the security is denominated.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2018	71

RiverNorth Core Opportunity Fund
Statement of Assets and Liabilities	March 31, 2018 (Unaudited)

ASSETS:
Investment in securities:
At cost	$223,474,582
At value	$241,999,520
Cash	33,635
Receivable for fund investments sold	1,820,375
Cash segregated at custodian for total return swap contracts	400,000
Dividends receivable	382,013
Receivable for fund shares sold	31,736
Interest receivable	26,559
Prepaid expenses and other assets	13,861
Total Assets	244,707,699

LIABILITIES:
Facility loan fee payable	6,982
Payable for fund investments purchased	464,755
Payable for fund shares redeemed	291,492
Payable to Adviser	211,659
Payable for Fund Accounting and Administration fees	14,703
Accrued 12b-1 fees - Class R Shares	37,736
Payable for Custodian fees	2,736
Payable for Audit fees	12,801
Payable to Transfer agency	13,198
Payable to Trustees and Officers	12,953
Other accrued expenses	21,775
Total Liabilities	1,090,790
Net Assets	$243,616,909

NET ASSETS CONSIST OF:
Paid-in capital	$214,560,216
Accumulated net investment income/(loss)	1,781,788
Accumulated undistributed net realized gain/(loss)	8,749,967
Net unrealized appreciation/(depreciation)	18,524,938
Net Assets	$243,616,909

See Notes to Financial Statements.
72	(888) 848-7569 | www.rivernorth.com

RiverNorth Core Opportunity Fund
Statement of Assets and Liabilities	March 31, 2018 (Unaudited)

PRICING OF SHARES:
Class I Shares
Net Assets	$70,224,561
Shares of beneficial interest outstanding
(unlimited number of shares, no par value)	6,599,911
Net Asset Value Per Share, Offering and Redemption Price Per Share	$10.64
Minimum Redemption Price Per Share(a)	$10.43
Class R Shares
Net Assets	$173,392,348
Shares of beneficial interest outstanding
(unlimited number of shares, no par value)	16,289,640
Net Asset Value Per Share, Offering and Redemption Price Per Share	$10.64
Minimum Redemption Price Per Share(a)	$10.43

(a) The Fund will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2018	73

RiverNorth/DoubleLine Strategic Income Fund
Statement of Assets and Liabilities	March 31, 2018 (Unaudited)

ASSETS:
Investment in securities:
At cost	$2,068,672,976
At value	$1,973,572,005

Investment in affiliates:
At cost	28,827,068
At value	28,237,782
Receivable for fund investments sold	10,662,653
Interest receivable	5,432,823
Dividends receivable	2,482,475
Receivable for fund shares sold	966,618
Cash segregated at custodian for total return swap contracts	400,000
Prepaid expenses and other assets	41,271
Total Assets	2,021,795,627
LIABILITIES:
Facility loan fee payable	51,559
Payable for fund investments purchased	2,381,120
Payable for fund shares redeemed	5,195,200
Payable to Adviser	1,270,030
Payable for Fund Accounting and Administration fees	300,715
Accrued 12b-1 fees - Class R Shares	40,070
Payable for Custodian fees	17,145
Payable for Audit fees	18,278
Payable to Transfer agency	67,205
Payable to Trustees and Officers	81,094
Other accrued expenses	92,963
Total Liabilities	9,515,379
Net Assets	$2,012,280,248
NET ASSETS CONSIST OF:
Paid-in capital	$2,119,747,058
Accumulated net investment income/(loss)	(5,226,408)
Accumulated undistributed net realized gain/(loss)	(6,550,145)
Net unrealized appreciation/(depreciation)	(95,690,257)
Net Assets	$2,012,280,248

See Notes to Financial Statements.
74	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund
Statement of Assets and Liabilities	March 31, 2018 (Unaudited)

PRICING OF SHARES:
Class I Shares
Net Assets	$1,824,106,785
Shares of beneficial interest outstanding
(unlimited number of shares, no par value)	177,718,670
Net Asset Value Per Share, Offering and Redemption Price Per Share	$10.26
Minimum Redemption Price Per Share(a)	$10.05
Class R Shares
Net Assets	$188,173,463
Shares of beneficial interest outstanding
(unlimited number of shares, no par value)	18,305,990
Net Asset Value Per Share, Offering and Redemption Price Per Share	$10.28
Minimum Redemption Price Per Share(a)	$10.07

(a) The Fund will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2018	75

RiverNorth/Oaktree High Income Fund
Statement of Assets and Liabilities	March 31, 2018 (Unaudited)

ASSETS:
Investment in securities:
At cost	$62,064,051
At value	$62,660,844
Cash	16,503
Foreign currency, at value (Cost 407,663)	408,606
Interest receivable	340,443
Receivable for fund investments sold	65,256
Cash segregated at custodian for forward foreign currency contracts	50,000
Unrealized appreciation on forward foreign currency contracts	35,335
Dividends receivable	25,161
Prepaid expenses and other assets	19,916
Total Assets	63,622,064

LIABILITIES:
Facility loan fee payable	1,989
Payable for fund investments purchased	3,281,796
Payable for fund shares redeemed	136,595
Unrealized depreciation on forward foreign currency contracts	34,781
Payable to Adviser	42,680
Payable for Fund Accounting and Administration fees	70,892
Accrued 12b-1 fees - Class R Shares	1,478
Payable for Custodian fees	3,826
Payable for Audit fees	17,134
Payable to Transfer agency	7,746
Payable to Trustees and Officers	4,712
Other accrued expenses	3,326
Total Liabilities	3,606,955
Net Assets	$60,015,109

NET ASSETS CONSIST OF:
Paid-in capital	$64,983,067
Accumulated net investment income/(loss)	(1,770,426)
Accumulated undistributed net realized gain/(loss)	(3,774,405)
Net unrealized appreciation/(depreciation)	576,873
Net Assets	$60,015,109

See Notes to Financial Statements.
76	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund
Statement of Assets and Liabilities	March 31, 2018 (Unaudited)

PRICING OF SHARES:
Class I Shares
Net Assets	$53,016,013
Shares of beneficial interest outstanding
(unlimited number of shares, no par value)	5,530,162
Net Asset Value Per Share, Offering and Redemption Price Per Share	$9.59
Minimum Redemption Price Per Share(a)	$9.40
Class R Shares
Net Assets	$6,999,096
Shares of beneficial interest outstanding
(unlimited number of shares, no par value)	730,800
Net Asset Value Per Share, Offering and Redemption Price Per Share	$9.58
Minimum Redemption Price Per Share(a)	$9.39

(a) The Fund will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2018	77

RiverNorth Core Opportunity Fund
Statement of Operations	For the Six Months Ended March 31, 2018 (Unaudited)

INVESTMENT INCOME:
Dividend income	$10,062,285
Interest income	68,527
Foreign taxes withheld	(716)
Total Investment Income	10,130,096

EXPENSES:
Investment Adviser fee	1,454,551
12b-1 fees - Class R Shares	245,427
Accounting and administration fee	44,157
Transfer agent expenses	24,779
Registration expenses	24,176
Compliance expenses	23,336
Printing expenses	15,866
Facility loan fee	15,182
Audit expenses	11,839
Legal expenses	10,721
Trustee expenses	10,683
Custodian expenses	8,976
Insurance expenses	3,278
24f-2 expenses	4
Miscellaneous expenses	10,291
Total Expenses	1,903,266
Net Investment Income	8,226,830

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain/(loss) on:
Investments	14,408,811
Net realized gain	14,408,811
Net change in unrealized appreciation/depreciation on:
Investments	(14,088,522)
Net change in unrealized appreciation/depreciation	(14,088,522)
Net Realized and Unrealized Gain on Investments	320,289
Net Increase in Net Assets Resulting from Operations	$8,547,119

See Notes to Financial Statements.
78	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund
Statement of Operations	For the Six Months Ended March 31, 2018 (Unaudited)

INVESTMENT INCOME:
Dividend income	$23,423,390
Dividend income from affiliated securities	507,054
Interest income	32,146,534
Other income	4,017
Foreign taxes withheld	(2,636)
Total Investment Income	56,078,359

EXPENSES:
Investment Adviser fee	7,901,834
Accounting and administration fee	456,312
12b-1 fees - Class R Shares	257,512
Transfer agent expenses	119,023
Facility loan fee	107,021
Compliance expenses	91,769
Trustee expenses	74,017
Legal expenses	72,467
Printing expenses	65,252
Registration expenses	36,781
Custodian expenses	36,026
Insurance expenses	22,557
Audit expenses	17,315
24f-2 expenses	100
Miscellaneous expenses	53,688
Total Expenses	9,311,674
Net Investment Income	46,766,685

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain on:
Investments	251,820
Net realized gain	251,820
Net change in unrealized appreciation/depreciation on:
Investments	(57,117,554)
Affiliated Investments	(505,976)
Net change in unrealized appreciation/depreciation	(57,623,530)
Net Realized and Unrealized Loss on Investments	(57,371,710)
Net Decrease in Net Assets Resulting from Operations	$(10,605,025)

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2018	79

RiverNorth/Oaktree High Income Fund
Statement of Operations	For the Six Months Ended March 31, 2018 (Unaudited)

INVESTMENT INCOME:
Dividend income	$360,618
Interest income	1,218,530
Other income	764
Foreign taxes withheld	(4,958)
Total Investment Income	1,574,954

EXPENSES:
Investment Adviser fee	316,997
Accounting and administration fee	61,350
Registration expenses	19,621
Audit expenses	16,172
Transfer agent expenses	15,472
Compliance expenses	15,205
Custodian expenses	9,256
12b-1 fees - Class R Shares	9,124
Facility loan fee	3,605
Trustee expenses	2,521
Legal expenses	2,442
Printing expenses	1,998
Insurance expenses	890
Miscellaneous expenses	4,184
Less fees waived/reimbursed by Investment Adviser:
Class I Shares	(37,306)
Class R Shares	(4,871)
Net Expenses	436,660
Net Investment Income	1,138,294

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain/(loss) on:
Investments	(131,424)
Forward Foreign Currency Contracts	(189,466)
Translation of assets and liabilities denominated in foreign currencies	(118,020)
Net realized loss	(438,910)
Net change in unrealized appreciation/depreciation on:
Investments	(516,205)
Forward Foreign Currency Contracts	1,812
Translation of assets and liabilities denominated in foreign currencies	22,348
Net change in unrealized appreciation/depreciation	(492,045)
Net Realized and Unrealized Loss on Investments, translation of assets and liabilities denominated in foreign currencies and forward foreign currency contracts	(930,955)
Net Increase in Net Assets Resulting from Operations	$207,339

See Notes to Financial Statements.
80	(888) 848-7569 | www.rivernorth.com

RiverNorth Core Opportunity Fund
Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017
NET INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$8,226,830	$7,096,392
Net realized gain/(loss)	14,408,811	43,331,497
Long-term capital gain distributions from other investment companies	—	8,411,842
Net change in unrealized appreciation/depreciation	(14,088,522)	2,720,395
Net increase in net assets resulting from operations	8,547,119	61,560,126

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Class I shares	(2,202,779)	(3,872,978)
Class R shares	(4,000,149)	(9,630,040)
From net realized gains on investments:
Class I shares	(14,458,597)	(2,919,148)
Class R shares	(27,131,387)	(7,258,372)
Net decrease in net assets from distributions to shareholders	(47,792,912)	(23,680,538)

CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	24,860,850	46,546,239
Reinvestment of distributions	9,706,426	4,512,884
Cost of shares redeemed	(60,685,860)	(154,520,350)
Redemption fees(a)	5,768	38,263
Net decrease in net assets from capital share transactions	(26,112,816)	(103,422,964)

Class R Shares
Proceeds from shares sold	7,905,544	41,626,713
Reinvestment of distributions	30,788,043	16,755,567
Cost of shares redeemed	(53,082,419)	(439,389,198)
Redemption fees(a)	337	4,262
Net decrease in net assets from capital share transactions	(14,388,495)	(381,002,656)

Net Decrease in Net Assets	(79,747,104)	(446,546,032)

NET ASSETS:
Beginning of period	$323,364,013	$769,910,045
End of period (including accumulated net investment income/(loss) of $1,781,788 and $(242,114))	243,616,909	323,364,013

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2018	81

RiverNorth Core Opportunity Fund
Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017
OTHER INFORMATION:
Share Transactions:
Class I Shares
Shares sold	2,035,051	3,996,698
Shares issued in reinvestment of distributions	899,810	387,331
Shares redeemed	(5,198,892)	(13,330,076)
Net decrease from share transactions	(2,264,031)	(8,946,047)

Class R Shares
Shares sold	685,444	3,608,158
Shares issued in reinvestment of distributions	2,851,463	1,446,579
Shares redeemed	(4,525,393)	(37,956,954)
Net decrease from share transactions	(988,486)	(32,902,217)

(a)	The Fund will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.

See Notes to Financial Statements.
82	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund
Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017
NET INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$46,766,685	$80,946,905
Net realized gain/(loss)	251,820	22,609,514
Long-term capital gain distributions from other investment companies	—	439,705
Net change in unrealized appreciation/depreciation	(57,623,530)	(7,033,038)
Net increase/(decrease) in net assets resulting from operations	(10,605,025)	96,963,086
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Class I shares	(44,158,983)	(82,645,047)
Class R shares	(4,454,671)	(8,704,470)
From net realized gains on investments:
Class I shares	(9,600,684)	(5,580,341)
Class R shares	(1,056,148)	(587,741)
Net decrease in net assets from distributions to shareholders	(59,270,486)	(97,517,599)

CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	263,055,074	663,829,940
Reinvestment of distributions	40,891,678	64,580,225
Cost of shares redeemed	(440,921,992)	(526,765,934)
Redemption fees(a)	30,412	69,874
Net increase/(decrease) in net assets from capital share transactions	(136,944,828)	201,714,105

Class R Shares
Proceeds from shares sold	43,214,361	63,167,525
Reinvestment of distributions	5,322,546	8,954,389
Cost of shares redeemed	(61,727,864)	(94,841,502)
Redemption fees(a)	6,517	18,119
Net decrease in net assets from capital share transactions	(13,184,440)	(22,701,469)

Net Increase/(Decrease) in Net Assets	(220,004,779)	178,458,123

NET ASSETS:
Beginning of period	$2,232,285,027	$2,053,826,904
End of period (including accumulated net investment loss of $(5,226,408) and $(3,379,439))	2,012,280,248	2,232,285,027

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2018	83

RiverNorth/DoubleLine Strategic Income Fund
Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017
OTHER INFORMATION:
Share Transactions:
Class I Shares
Shares sold	25,270,233	62,769,675
Shares issued in reinvestment of distributions	3,944,157	6,112,222
Shares redeemed	(42,359,985)	(49,854,167)
Net increase/(decrease) from share transactions	(13,145,595)	19,027,730

Class R Shares
Shares sold	4,122,362	5,966,271
Shares issued in reinvestment of distributions	512,429	846,326
Shares redeemed	(5,927,076)	(8,955,376)
Net decrease from share transactions	(1,292,285)	(2,142,779)

(a) The Fund will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.

See Notes to Financial Statements.
84	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund
Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017
NET INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,138,294	$2,950,991
Net realized gain/(loss)	(438,910)	(703,192)
Long-term capital gain distributions from other investment companies	—	3,320
Net change in unrealized appreciation/depreciation	(492,045)	3,461,101
Net increase in net assets resulting from operations	207,339	5,712,220

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Class I Shares	(995,693)	(2,921,176)
Class R Shares	(121,452)	(302,770)
From tax return of capital
Class I Shares	—	(259,165)
Class R Shares	—	(26,861)
Net decrease in net assets from distributions to shareholders	(1,117,145)	(3,509,972)

CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	2,510,635	14,250,482
Reinvestment of distributions	959,746	2,709,105
Cost of shares redeemed	(13,491,822)	(28,702,824)
Redemption fees(a)	250	6,279
Net decrease in net assets from capital share transactions	(10,021,191)	(11,736,958)

Class R Shares
Proceeds from shares sold	514,816	3,096,004
Reinvestment of distributions	118,826	325,388
Cost of shares redeemed	(1,163,965)	(3,194,299)
Redemption fees(a)	9	536
Net increase/(decrease) in net assets from capital share transactions	(530,314)	227,629

Net Decrease in Net Assets	(11,461,311)	(9,307,081)

NET ASSETS:
Beginning of period	$71,476,420	$80,783,501
End of period (including accumulated net investment income/(loss) of $(1,770,426) and $(1,791,575))	60,015,109	71,476,420

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2018	85

RiverNorth/Oaktree High Income Fund
Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017
OTHER INFORMATION:
Share Transactions:
Class I Shares
Shares sold	258,700	1,480,726
Shares issued in reinvestment of distributions	99,198	281,131
Shares redeemed	(1,387,958)	(2,962,599)
Net decrease from share transactions	(1,030,060)	(1,200,742)

Class R Shares
Shares sold	53,324	320,980
Shares issued in reinvestment of distributions	12,291	33,780
Shares redeemed	(120,068)	(330,097)
Net increase/(decrease) from share transactions	(54,453)	24,663

(a)	The Fund will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.

See Notes to Financial Statements.
86	(888) 848-7569 | www.rivernorth.com

Intentionally Left Blank

RiverNorth Core Opportunity Fund	Class I

Financial Highlights

Net asset value - beginning of period
Income/(Loss) from investment operations:
Net investment income(b)
Net realized and unrealized gain/(loss) on investments(b)
Total income/(loss) from investment operations
Less distributions:
From net investment income
From net realized gain on investments
From tax return of capital
Total distributions
Paid-in capital from redemption fees(b)
Net increase/(decrease) in net asset value
Net asset value - end of period
Total Return(e)
Ratios/Supplemental Data:
Net assets, end of period (in thousands)
Ratios to Average Net Assets (including interest expense):

Ratio of expenses to average net assets excluding fee waivers and reimbursements(g)

Ratio of expenses to average net assets including fee waivers and reimbursements(g)
Ratio of net investment income to average net assets excluding fee waivers and reimbursements(g)
Ratio of net investment income to average net assets including fee waivers and reimbursements(g)
Ratios to Average Net Assets (excluding interest expense):

Ratio of expenses to average net assets excluding fee waivers and reimbursements(g)

Ratio of expenses to average net assets including fee waivers and reimbursements(g)
Ratio of net investment income to average net assets excluding fee waivers and reimbursements(g)
Ratio of net investment income to average net assets including fee waivers and reimbursements(g)
Portfolio turnover rate

See Notes to Financial Statements.

88	(888) 848-7569 | www.rivernorth.com

For a share outstanding throughout the periods presented

For the Six Months Ended March 31, 2018 (Unaudited)		For the Year Ended September 30, 2017		For the Year Ended September 30, 2016	For the Year Ended September 30, 2015	For the Period ended September 30, 2014(a)
$12.37		$11.33		$10.74	$13.06	$13.16
0.35		0.17		0.23	0.44	0.08
(0.02	)(c)	1.45		1.33	(1.30)	(0.18	)(c)
0.33		1.62		1.56	(0.86)	(0.10)

(0.28)		(0.30)		(0.42)	(0.60)	—
(1.78)		(0.28)		(0.45)	(0.86)	—
—		—		(0.10)	—	—
(2.06)		(0.58)		(0.97)	(1.46)	—
0.00	(d)	0.00	(d)	0.00 (d)	0.00 (d)	—
(1.73)		1.04		0.59	(2.32)	(0.10)
$10.64		$12.37		$11.33	$10.74	$13.06
2.43	%(f)	14.71%		15.35%	(7.50%)	(0.76	%)(f)

$70,225		$109,627		$201,712	$166,905	$39,623

N/A		1.12%		N/A	N/A	N/A

N/A		1.12%		N/A	N/A	N/A

N/A		1.45%		N/A	N/A	N/A

N/A		1.45%		N/A	N/A	N/A

1.14	%(h)	1.12%		1.11%	1.11%	1.20	%(h)

1.14	%(h)	1.12%		1.11%	1.11%	1.20	%(h)

6.00	%(h)	1.45%		2.11%	3.62%	2.93	%(h)

6.00	%(h)	1.45%		2.11%	3.62%	2.93	%(h)
31	%(f)	39	%(i)	19%	23%	46	%(f)

Semi-Annual Report | March 31, 2018	89

RiverNorth Core Opportunity Fund	Class I

Financial Highlights	For a share outstanding throughout the periods presented

(a)	Commenced operations on August 11, 2014.

(b)	Based on average shares outstanding during the period.

(c)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to realized and unrealized gains and losses on investments of the Fund.

(d)	Less than $0.005 per share.

(e)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(f)	Not annualized.

(g)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.

(h)	Annualized.

(i)	Portfolio turnover does not include redemptions in-kind.

See Notes to Financial Statements.

90	(888) 848-7569 | www.rivernorth.com

Intentionally Left Blank

RiverNorth Core Opportunity Fund	Class R

Financial Highlights

Net asset value - beginning of period
Income/(Loss) from investment operations:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments(a)
Total income/(loss) from investment operations
Less distributions:
From net investment income
From net realized gain on investments
From tax return of capital
Total distributions
Paid-in capital from redemption fees(a)
Net increase/ (decrease) in net asset value
Net asset value - end of period
Total Return(d)
Ratios/Supplemental Data:
Net assets, end of period (in thousands)
Ratios to Average Net Assets (including interest expense):

Ratio of expenses to average net assets excluding fee waivers and reimbursements(f)
Ratio of expenses to average net assets including fee waivers and reimbursements(f)
Ratio of net investment income to average net assets excluding fee waivers and reimbursements(f)
Ratio of net investment income to average net assets including fee waivers and reimbursements(f)
Ratios to Average Net Assets (excluding interest expense):

Ratio of expenses to average net assets excluding fee waivers and reimbursements(f)
Ratio of expenses to average net assets including fee waivers and reimbursements(f)
Ratio of net investment income to average net assets excluding fee waivers and reimbursements(f)
Ratio of net investment income to average net assets including fee waivers and reimbursements(f)
Portfolio turnover rate

See Notes to Financial Statements.

92	(888) 848-7569 | www.rivernorth.com

For a share outstanding throughout the periods presented

For the Six Months Ended March 31, 2018 (Unaudited)		For the Year Ended September 30, 2017		For the Year Ended September 30, 2016	For the Year Ended September 30, 2015	For the Year Ended September 30, 2014	For the Year Ended September 30, 2013
$12.37		$11.32		$10.74	$13.05	$12.65	$12.37

0.32		0.16		0.20	0.39	0.32	0.20
(0.01	)(b)	1.44		1.32	(1.27)	1.00	0.96
0.31		1.60		1.52	(0.88)	1.32	1.16

(0.26)		(0.27)		(0.40)	(0.57)	(0.24)	(0.35)
(1.78)		(0.28)		(0.45)	(0.86)	(0.68)	(0.53)
—		—		(0.09)	—	—	—
(2.04)		(0.55)		(0.94)	(1.43)	(0.92)	(0.88)
0.00	(c)	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)
(1.73)		1.05		0.58	(2.31)	0.40	0.28
$10.64		$12.37		$11.32	$10.74	$13.05	$12.65
2.27	%(e)	14.51%		14.98%	(7.67%)	10.81%	10.08%

$173,392		$213,737		$568,198	$538,689	$705,299	$647,365

N/A		1.37%		N/A	N/A	N/A	N/A

N/A		1.37%		N/A	N/A	N/A	N/A

N/A		1.38%		N/A	N/A	N/A	N/A

N/A		1.38%		N/A	N/A	N/A	N/A

1.39	%(g)	1.37%		1.36%	1.35%	1.37%	1.35%
1.39	%(g)	1.37%		1.36%	1.35%	1.37%	1.35%

5.50	%(g)	1.38%		1.90%	3.16%	2.60%	1.66%

5.50	%(g)	1.38%		1.90%	3.16%	2.60%	1.66%
31	%(e)	39	%(h)	19%	23%	46%	46%

Semi-Annual Report | March 31, 2018	93

RiverNorth Core Opportunity Fund	Class R

Financial Highlights	For a share outstanding throughout the periods presented

(a)	Based on average shares outstanding during the period.

(b)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to realized and unrealized gains and losses on investments of the Fund.

(c)	Less than $0.005 per share.

(d)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(e)	Not annualized.

(f)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.

(g)	Annualized.

(h)	Portfolio turnover does not include redemptions in-kind.

See Notes to Financial Statements.

94	(888) 848-7569 | www.rivernorth.com

Intentionally Left Blank

RiverNorth/DoubleLine Strategic Income Fund	Class I

Financial Highlights

Net asset value - beginning of period
Income/(loss) from investment operations:
Net investment income(a)
Net realized and unrealized gain/ (loss) on investments(a)
Total income/(loss) from investment operations

Less distributions:
From net investment income
From net realized gain on investments
From tax return of capital
Total distributions
Paid-in capital from redemption fees(a)
Net increase/(decrease) in net asset value
Net asset value - end of period

Total Return(c)

Ratios/Supplemental Data:
Net assets, end of period (in thousands)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)
Ratio of expenses to average net assets including fee waivers and reimbursements(e)

Ratio of net investment income to average net assets excluding fee waivers and reimbursements(e)

Ratio of net investment income to average net assets including fee waivers and reimbursements(e)
Portfolio turnover rate

(a)	Based on average shares outstanding during the period.

(b)	Less than $0.005 per share.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(d)	Not annualized.

(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.

(f)	Annualized.

See Notes to Financial Statements.

96	(888) 848-7569 | www.rivernorth.com

For a share outstanding throughout the periods presented

For the Six Months Ended March 31, 2018 (Unaudited)		For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Year Ended September 30, 2015	For the Year Ended September 30, 2014	For the Year Ended September 30, 2013

$10.61		$10.61	$10.37	$10.88	$10.62	$11.33

0.23		0.40	0.51	0.56	0.59	0.52
(0.29)		0.08	0.39	(0.55)	0.38	(0.51)
(0.06)		0.48	0.90	0.01	0.97	0.01

(0.24)		(0.45)	(0.64)	(0.52)	(0.66)	(0.63)
(0.05)		(0.03)	—	—	(0.05)	(0.09)
—		—	(0.02)	—	—	—
(0.29)		(0.48)	(0.66)	(0.52)	(0.71)	(0.72)
0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
(0.35)		—	0.24	(0.51)	0.26	(0.71)
$10.26		$10.61	$10.61	$10.37	$10.88	$10.62

(0.54	%)(d)	4.67%	9.00%	0.04%	9.38%	(0.03%)

$1,824,107		$2,024,142	$1,822,874	$1,735,108	$1,148,744	$785,974
0.85	%(f)	0.85%	0.86%	0.86%	0.91%	0.89%
0.85	%(f)	0.85%	0.86%	0.86%	0.91%	0.89%

4.42	%(f)	3.80%	4.92%	5.24%	5.47%	4.68%

4.42	%(f)	3.80%	4.92%	5.24%	5.47%	4.68%
17	%(d)	50%	36%	29%	56%	80%

Semi-Annual Report | March 31, 2018	97

RiverNorth/DoubleLine Strategic Income Fund	Class R

Financial Highlights

Net asset value - beginning of period
Income/(loss) from investment operations:
Net investment income(a)
Net realized and unrealized gain/ (loss) on investments(a)
Total income/(loss) from investment operations

Less distributions:
From net investment income
From net realized gain on investments
From tax return of capital
Total distributions
Paid-in capital from redemption fees(a)
Net increase/(decrease) in net asset value
Net asset value - end of period

Total Return(c)

Ratios/Supplemental Data:
Net assets, end of period (in thousands)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)
Ratio of expenses to average net assets including fee waivers and reimbursements(e)

Ratio of net investment income to average net assets excluding fee waivers and reimbursements(e)

Ratio of net investment income to average net assets including fee waivers and reimbursements(e)
Portfolio turnover rate

(a)	Based on average shares outstanding during the period.

(b)	Less than $0.005 per share.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(d)	Not annualized.

(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.

(f)	Annualized.

See Notes to Financial Statements.

98	(888) 848-7569 | www.rivernorth.com

For a share outstanding throughout the periods presented

For the Six Months Ended March 31, 2018 (Unaudited)		For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Year Ended September 30, 2015	For the Year Ended September 30, 2014	For the Year Ended September 30, 2013

$10.62		$10.62	$10.39	$10.89	$10.63	$11.34

0.22		0.38	0.49	0.54	0.57	0.49
(0.28)		0.08	0.37	(0.55)	0.38	(0.51)
(0.06)		0.46	0.86	(0.01)	0.95	(0.02)

(0.23)		(0.43)	(0.61)	(0.49)	(0.64)	(0.60)
(0.05)		(0.03)	—	—	(0.05)	(0.09)
—		—	(0.02)	—	—	—
(0.28)		(0.46)	(0.63)	(0.49)	(0.69)	(0.69)
0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
(0.34)		—	0.23	(0.50)	0.26	(0.71)
$10.28		$10.62	$10.62	$10.39	$10.89	$10.63

(0.57	%)(d)	4.40%	8.62%	(0.12%)	9.09%	(0.29%)

$188,173		$208,143	$230,953	$233,319	$232,191	$270,560
1.10	%(f)	1.10%	1.11%	1.11%	1.16%	1.14%
1.10	%(f)	1.10%	1.11%	1.11%	1.16%	1.14%

4.17	%(f)	3.56%	4.67%	4.97%	5.26%	4.40%

4.17	%(f)	3.56%	4.67%	4.97%	5.26%	4.40%
17	%(d)	50%	36%	29%	56%	80%

Semi-Annual Report | March 31, 2018	99

RiverNorth/Oaktree High Income Fund	Class I

Financial Highlights

Net asset value - beginning of period
Income/(loss) from investment operations:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments(a)
Total income/(loss) from investment operations

Less distributions:
From net investment income
From net realized gain on investments
From tax return of capital
Total distributions
Paid-in capital from redemption fees(a)
Net increase/(decrease) in net asset value
Net asset value - end of period

Total Return(c)

Supplemental Data:
Net assets, end of period (in thousands)
Ratios to Average Net Assets (including interest expense)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)
Ratio of expenses to average net assets including fee waivers and reimbursements(e)

Ratio of net investment income to average net assets excluding fee waivers and reimbursements(e)

Ratio of net investment income to average net assets including fee waivers and reimbursements(e)

Ratios to Average Net Assets (excluding interest expense)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)
Ratio of expenses to average net assets including fee waivers and reimbursements(e)

Ratio of net investment income to average net assets excluding fee waivers and reimbursements(e)

Ratio of net investment income to average net assets including fee waivers and reimbursements(e)
Portfolio turnover rate

See Notes to Financial Statements.

100	(888) 848-7569 | www.rivernorth.com

For a share outstanding throughout the periods presented

For the Six Months Ended March 31, 2018 (Unaudited)		For the Year Ended September 30, 2017		For the Year Ended September 30, 2016		For the Year Ended September 30, 2015		For the Year Ended September 30, 2014	For the Period December 28, 2012 (Inception) to September 30, 2013

$9.73		$9.48		$9.18		$10.25		$9.95	$10.00

0.18		0.35		0.44		0.43		0.47	0.22
(0.15)		0.31		0.44		(0.77)		0.33	(0.07)
0.03		0.66		0.88		(0.34)		0.80	0.15

(0.17)		(0.38)		(0.55)		(0.53)		(0.50)	(0.20)
—		—		—		(0.20)		—	—
—		(0.03)		(0.03)		—		—	—
(0.17)		(0.41)		(0.58)		(0.73)		(0.50)	(0.20)
0.00	(b)	0.00	(b)	0.00	(b)	0.00	(b)	0.00 (b)	0.00	(b)
(0.14)		0.25		0.30		(1.07)		0.30	(0.05)
$9.59		$9.73		$9.48		$9.18		$10.25	$9.95

0.35	%(d)	7.11%		10.09%		(3.50%)		8.16%	1.52	%(d)

$53,016		$63,842		$73,580		$88,360		$69,473	$25,472

1.48	%(f)(g)	1.35	%(g)	1.34	%(g)	1.36	%(g)	1.39%	1.58	%(f)
1.35	%(f)(g)	1.35	%(g)	1.34	%(g)	1.36	%(g)	1.35%	1.35	%(f)

3.49	%(f)(g)	3.59	%(g)	4.86	%(g)	4.40	%(g)	4.45%	2.65	%(f)

3.62	%(f)(g)	3.59	%(g)	4.86	%(g)	4.40	%(g)	4.49%	2.88	%(f)

1.48	%(f)(g)	1.35	%(g)	1.34	%(g)	1.35	%(g)	N/A	N/A
1.35	%(f)(g)	1.35	%(g)	1.34	%(g)	1.35	%(g)	N/A	N/A

3.49	%(f)(g)	3.59	%(g)	4.86	%(g)	4.41	%(g)	N/A	N/A

3.62	%(f)(g)	3.59	%(g)	4.86	%(g)	4.41	%(g)	N/A	N/A
28	%(d)	121%		40%		70%		91%	117	%(d)

Semi-Annual Report | March 31, 2018	101

RiverNorth/Oaktree High Income Fund	Class I

Financial Highlights	For a share outstanding throughout the periods presented

(a)	Based on average shares outstanding during the period.

(b)	Less than $0.005 per share.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(d)	Not annualized.

(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.

(f)	Annualized.

(g)	The portion of the ratios attributable to recoupments for the periods ended March 31, 2018, September 30, 2017, September 30, 2016 and September 30, 2015 were 0.00%, 0.00%, 0.00% and 0.06%, respectively.

See Notes to Financial Statements.

102	(888) 848-7569 | www.rivernorth.com

Intentionally Left Blank

RiverNorth/Oaktree High Income Fund	Class R

Financial Highlights

Net asset value - beginning of period
Income/(loss) from investment operations:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments(a)
Total income/(loss) from investment operations

Less distributions:
From net investment income
From net realized gain on investments
From tax return of capital
Total distributions
Paid-in capital from redemption fees(a)
Net increase/(decrease) in net asset value
Net asset value - end of period

Total Return(c)

Supplemental Data:
Net assets, end of period (in thousands)
Ratios to Average Net Assets (including interest expense)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)
Ratio of expenses to average net assets including fee waivers and reimbursements(e)

Ratio of net investment income to average net assets excluding fee waivers and reimbursements(e)

Ratio of net investment income to average net assets including fee waivers and reimbursements(e)

Ratios to Average Net Assets (excluding interest expense)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)
Ratio of expenses to average net assets including fee waivers and reimbursements(e)

Ratio of net investment income to average net assets excluding fee waivers and reimbursements(e)

Ratio of net investment income to average net assets including fee waivers and reimbursements(e)
Portfolio turnover rate

See Notes to Financial Statements.

104	(888) 848-7569 | www.rivernorth.com

For a share outstanding throughout the periods presented

For the Six Months Ended March 31, 2018 (Unaudited)		For the Year Ended September 30, 2017		For the Year Ended September 30, 2016		For the Year Ended September 30, 2015		For the Year Ended September 30, 2014	For the Period December 28, 2012 (Inception) to September 30, 2013

$9.72		$9.47		$9.17		$10.24		$9.95	$10.00

0.16		0.32		0.43		0.41		0.46	0.21
(0.14)		0.32		0.43		(0.77)		0.31	(0.07)
0.02		0.64		0.86		(0.36)		0.77	0.14

(0.16)		(0.36)		(0.54)		(0.51)		(0.48)	(0.19)
—		—		—		(0.20)		—	—
—		(0.03)		(0.02)		—		—	—
(0.16)		(0.39)		(0.56)		(0.71)		(0.48)	(0.19)
0.00	(b)	0.00	(b)	0.00	(b)	0.00	(b)	0.00 (b)	0.00	(b)
(0.14)		0.25		0.30		(1.07)		0.29	(0.05)
$9.58		$9.72		$9.47		$9.17		$10.24	$9.95

0.22	%(d)	6.83%		9.83%		(3.76%)		7.78%	1.38	%(d)

$6,999		$7,635		$7,203		$10,368		$16,163	$22,115

1.73	%(f)(g)	1.63	%(g)	1.62	%(g)	1.61	%(g)	1.63%	1.80	%(f)
1.60	%(f)(g)	1.60	%(g)	1.60	%(g)	1.61	%(g)	1.60%	1.60	%(f)

3.24	%(f)(g)	3.29	%(g)	4.69	%(g)	4.14	%(g)	4.40%	2.60	%(f)

3.38	%(f)(g)	3.33	%(g)	4.71	%(g)	4.14	%(g)	4.43%	2.80	%(f)

1.73	%(f)(g)	1.63	%(g)	1.62	%(g)	1.60	%(g)	N/A	N/A
1.60	%(f)(g)	1.60	%(g)	1.60	%(g)	1.60	%(g)	N/A	N/A

3.24	%(f)(g)	3.29	%(g)	4.69	%(g)	4.15	%(g)	N/A	N/A

3.38	%(f)(g)	3.33	%(g)	4.71	%(g)	4.15	%(g)	N/A	N/A
28	%(d)	121%		40%		70%		91%	117	%(d)

Semi-Annual Report | March 31, 2018	105

RiverNorth/Oaktree High Income Fund	Class R

Financial Highlights	For a share outstanding throughout the periods presented

(a)	Based on average shares outstanding during the period.

(b)	Less than $0.005 per share.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(d)	Not annualized.

(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.

(f)	Annualized.

(g)	The portion of the ratios attributable to recoupments for the periods ended March 31, 2018, September 30, 2017, September 30, 2016 and September 30, 2015 were 0.00%, 0.00%, 0.01% and 0.07%, respectively.

See Notes to Financial Statements.

106	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Notes to Financial Statements

March 31, 2018 (Unaudited)

1. ORGANIZATION

The RiverNorth Funds (the “Trust” or “Funds”) was established under the laws of Ohio by an Agreement and Declaration of Trust dated July 18, 2006 (the “Trust Agreement”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust Agreement permits the Board of Trustees (the “Board” or “Trustees”) to authorize and issue an unlimited number of shares of beneficial interest of a separate series without par value. All classes of shares for each of the Funds have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. The Funds are considered investment companies and therefore follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services Investment Companies.

The RiverNorth Core Opportunity Fund (the “Core Opportunity Fund”) was organized as a diversified series of the Trust on July 18, 2006 and commenced investment operations on December 27, 2006. The Core Opportunity Fund offers two series of shares, Class I Shares (inception date of August 11, 2014) and Class R Shares (inception date of December 27, 2006). The investment adviser to the Core Opportunity Fund is RiverNorth Capital Management, LLC (the “Adviser”). The investment objective of the Core Opportunity Fund is to seek long-term capital appreciation and income.

The RiverNorth/DoubleLine Strategic Income Fund (the “Strategic Income Fund”) is a diversified series of the Trust and commenced investment operations on December 30, 2010. The Strategic Income Fund offers two series of shares, Class I Shares and Class R Shares. The investment adviser to the Strategic Income Fund is RiverNorth Capital Management, LLC. The Strategic Income Fund’s sub-adviser is DoubleLine Capital, LP (“DoubleLine”). The investment objective of the Strategic Income Fund is current income and overall total return.

The RiverNorth/Oaktree High Income Fund (the “High Income Fund”) is a diversified series of the Trust and commenced investment operations on December 28, 2012. The High Income Fund offers two series of shares, Class I Shares and Class R Shares. The investment adviser to the High Income Fund is RiverNorth Capital Management, LLC. The High Income Fund’s sub-adviser is Oaktree Capital Management, L.P. (“Oaktree Capital,” and with DoubleLine, each a “Sub-Adviser” or collectively, the “Sub-Advisers”). The investment objective of the High Income Fund is overall total return consisting of long-term capital appreciation and income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities. The financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE”) on March 30, 2018.

Semi-Annual Report | March 31, 2018	107

RiverNorth Funds	Notes to Financial Statements

March 31, 2018 (Unaudited)

Security Valuation: The Funds’ assets and other financial instruments are generally valued at their fair value using market quotations. If a market value quotation is unavailable a security may be valued at its estimated fair value as described in Note 3.

Security Transactions and Related Income: The Funds follow industry practice and record security transactions on the trade date basis. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date or for certain foreign securities, when the information becomes available to the Funds, and interest income and expenses are recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Certain foreign countries impose a capital gains tax which is accrued by the Funds based on the unrealized appreciation, if any, on affected securities. Any accrual would reduce a Fund’s NAV. The tax is paid when the gain is realized and is included in capital gains tax in the Statements of Operations.

Other: The Funds hold certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Share Valuation: The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (“the Exchange”) (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV is calculated by taking the total value of each Fund’s or class’ assets, subtracting their liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share, except that shares of each Fund are subject to a redemption fee of 2% if redeemed within 90 days of purchase. For the six months ended March 31, 2018, the Core Opportunity Fund, Strategic Income Fund, and High Income Fund received redemption fees of $6,105, $36,929, and $259, respectively.

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RiverNorth Funds	Notes to Financial Statements

March 31, 2018 (Unaudited)

Expenses: Some expenses of the Trust can be directly attributed to a Fund or a Fund specific share class. Expenses which cannot be directly attributed are apportioned among all Funds and Fund series classes in the Trust based on average net assets.

Federal Income Taxes: The Funds make no provision for federal income tax. Each Fund intends to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its taxable income. If the required amount of net investment income is not distributed, the Funds could incur a tax expense.

As of and during the six months ended March 31, 2018, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations or net asset values per share of the Funds.

3.  SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including using such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Semi-Annual Report | March 31, 2018	109

RiverNorth Funds	Notes to Financial Statements

March 31, 2018 (Unaudited)

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

•	Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, rights, warrants, closed-end funds, exchange-traded funds, preferred stocks, business development companies, and business development company notes are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser or a Sub-Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser or a Sub-Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, Sub-Adviser, or valuation committee in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including short-term investments and open-end funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Domestic and foreign fixed income securities, including foreign and U.S. corporate bonds, U.S. Government bonds and notes, foreign government bonds and notes, supranationals and foreign agencies, non-agency collateralized mortgage obligations, U.S. Government/Agency mortgage backed securities, bank loans, collateralized loan obligations, municipal bonds, and high yield debt, as well as non-exchange traded derivatives, including forward foreign currency contracts and total return swaps, are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services. Total Return swaps are valued based on a formula of the underlying asset’s nightly value, the Overnight London-Interbank Offered Rate (“USD-LIBOR”) and an annual fee or various agreed upon inputs. Foreign currency positions, including forward foreign currency contracts, are priced at the mean between the closing bid and asked prices at 4:00 p.m. Eastern time. Prices obtained from independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Data used to establish quotes includes analysis of cash flows, pre-payment speeds, default rates, delinquency assumptions and assumptions regarding collateral and loss assumptions. These securities will be classified as Level 2 securities.

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RiverNorth Funds	Notes to Financial Statements

March 31, 2018 (Unaudited)

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Funds’ good faith pricing guidelines, the Adviser, Sub-Adviser, or valuation committee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser, Sub-Adviser, or valuation committee would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) discounted cash flow models; (iii) weighted average cost or weighted average price; (iv) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (v) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s, a Sub-Adviser’s, or the valuation committee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Funds’ NAV calculation that may affect a security’s value, or the Adviser or a Sub-Adviser is aware of any other data that calls into question the reliability of market quotations.

Good faith pricing may also be used in instances when the bonds in which the Funds invest default or otherwise cease to have market quotations readily available. Investments in foreign securities, junk bonds, or other thinly traded securities are more likely to trigger good faith pricing than other securities.

Semi-Annual Report | March 31, 2018	111

RiverNorth Funds	Notes to Financial Statements

March 31, 2018 (Unaudited)

The following is a summary of the inputs used at March 31, 2018 in valuing the Funds’ assets and liabilities:

Core Opportunity Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$155,713,040	$—	$—	$155,713,040
Business Development Companies	1,256,204	—	—	1,256,204
Common Stocks	8,724,820	—	—	8,724,820
Exchange-Traded Funds	53,536,695	—	—	53,536,695
Preferred Stocks	1,025,518	—	—	1,025,518
Business Development Company Notes	3,339,720	—	—	3,339,720
U.S. Government Bonds and Notes	—	14,039,487	—	14,039,487
Rights	84,077	—	—	84,077
Warrants	95,806	—	—	95,806
Short-Term Investments	4,184,153	—	—	4,184,153
Total	$227,960,033	$14,039,487	$—	$241,999,520

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RiverNorth Funds	Notes to Financial Statements

March 31, 2018 (Unaudited)

Strategic Income Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$559,079,521	$—	$—	$559,079,521
Business Development Companies	17,101,380	—	—	17,101,380
Common Stocks	759,308	169,995	—	929,303
Open-End Funds	28,237,782	—	—	28,237,782
Preferred Stocks	14,069,736	3,143,550	—	17,213,286
Business Development
Company Notes	28,526,882	—	—	28,526,882
Foreign Corporate Bonds	—	45,856,113	—	45,856,113
U.S. Corporate Bonds	—	59,246,867	—	59,246,867
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	—	6,665,197	—	6,665,197
Collateralized Loan Obligations	—	9,279,286	—	9,279,286
Non-Agency Collateralized Mortgage Obligations	—	522,870,164	—	522,870,164
U.S. Government Bonds and Notes	—	298,577,009	—	298,577,009
Municipal Bonds	—	14,637,088	—	14,637,088
U.S. Government / Agency Mortgage Backed Securities	—	220,622,374	—	220,622,374
Short-Term Investments	169,538,155	3,429,380	—	172,967,535
Total	$817,312,764	$1,184,497,023	$—	$2,001,809,787

Semi-Annual Report | March 31, 2018	113

RiverNorth Funds	Notes to Financial Statements

March 31, 2018 (Unaudited)

High Income Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$6,875,587	$—	$—	$6,875,587
Common Stocks	12,518	—	—	12,518
Preferred Stocks	12,100	—	75,000	87,100
Bank Loans	—	36,617,687	—	36,617,687
High Yield Debt	—	17,901,826	—	17,901,826
Short-Term Investments	1,166,126	—	—	1,166,126
Total	$8,066,331	$54,519,513	$75,000	$62,660,844

	Valuation Inputs
Other Financial Instruments**	Level 1	Level 2	Level 3	Total
Assets
Forward Foreign Currency Contracts	$—	$35,335	$—	$35,335
Liabilities
Forward Foreign Currency Contracts	$—	$(34,781)	$—	$(34,781)
Total	$—	$554	$—	$554

*	Refer to each Fund’s Schedule of Investments for a listing of securities by type.
**	Other financial instruments are derivative instruments reflected in the Schedule of Investments.

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RiverNorth Funds	Notes to Financial Statements

March 31, 2018 (Unaudited)

The changes of the fair value of investments for which the Funds have used Level 3 inputs to determine the fair value are as follows:

Investments in Securities	Balance as of October 1, 2017	Change in Unrealized Appreciation/ Depreciation	Purchases	Sales Proceeds	Transfer into Level 3	Transfer Out of Level 3	Balance as of March 31, 2018	Net change in unrealized appreciation/ (depreciation) included in the Statements of Operations attributable to Level 3 investments held at March 31, 2018
High Income Fund
Preferred Stock	$75,000	$—	$—	$—	$—	$—	$75,000	$—
	$75,000	$—	$—	$—	$—	$—	$75,000	$—

The Table below provides additional information about the Level 3 Fair Value Measurements as of March 31, 2018:

Quantitative Information about Level 3 Fair Value Measurements

High Income Fund

Asset Class	Fair Value (USD)	Valuation Technique	Unobservable Inputs(a)
Preferred Stock	$75,000	Last Transaction Price	Transaction Price

(a)	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Transaction Price	Increase	Decrease

It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period. There were no transfers between levels during the period.

4.  DERIVATIVE FINANCIAL INSTRUMENTS

The following discloses the Funds’ use of derivative instruments. The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow the Funds to enter into various types of derivative contracts such as total return swap contracts and forward foreign currency contracts. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Semi-Annual Report | March 31, 2018	115

RiverNorth Funds	Notes to Financial Statements

March 31, 2018 (Unaudited)

Market Risk Factors: In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Risk of Investing in Derivatives

The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds.

Forward Foreign Currency Contracts

The Funds may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. During the six months ended March 31, 2018, the High Income Fund engaged in forward foreign currency contracts. The contracts are marked-to-market daily and the change in value is recorded by the High Income Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the High Income Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The High Income Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

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RiverNorth Funds	Notes to Financial Statements

March 31, 2018 (Unaudited)

If required by the forward foreign currency contracts, the High Income Fund has segregated sufficient assets as collateral to satisfy the current obligations with respect to forward foreign currency contracts, and this is reflected as Cash segregated at custodian for forward foreign currency contracts on the High Income Fund’s Statement of Assets and Liabilities.

Total Return Swaps

Certain Funds may enter into total return swaps. Total return swaps are agreements that provide the Funds with a return based on the performance of an underlying asset (called a “reference asset”), in exchange for fee payments to a counterparty based on a specific rate of return. The difference in the value of these income streams is recorded daily by the Funds, and is settled in cash periodically. The fee paid by the Funds will typically be determined by multiplying the face value of the swap agreement by an agreed upon interest rate. Generally, the basis of the total return swap is the unamortized premium received or paid. The periodic swap payments received or made by the Funds are recorded in the Statement of Operations as realized gains or losses, respectively. When the swap is terminated, the Funds will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. In addition, if the reference asset declines in value over the term of the swap, the Funds would also be required to pay the dollar value of that decline to the counterparty. Total return swaps could result in losses if the reference asset does not perform as anticipated by the Adviser. The Funds may use its own net asset value or the net asset value of a similar fund as the reference asset in a total return swap. This strategy serves to reduce “cash drag” (the impact of uninvested cash on the Fund’s overall return) by replacing it with the total return of the Fund’s own, or a similar fund’s investment holdings. The Funds record fluctuations in the value of open swap contracts on a daily basis as unrealized gains or losses.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.

If required by the swap agreement, the Funds have segregated sufficient assets as collateral to satisfy the current obligations with respect to total return swaps, and this is reflected as Cash segregated at custodian for total return swap contracts on each Fund's respective Statement of Assets and Liabilities.

Semi-Annual Report | March 31, 2018	117

RiverNorth Funds	Notes to Financial Statements

March 31, 2018 (Unaudited)

The effect of derivatives instruments on each Fund's Statement of Assets and Liabilities as of March 31, 2018:

		Asset Derivatives
Fund	Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
High Income Fund	Foreign exchange rate risk (Forward foreign currency contracts)	Unrealized appreciation on forward foreign currency contracts	$35,335

		Liabilities Derivatives
Fund	Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
High Income Fund	Foreign exchange rate risk (Forward foreign currency contracts)	Unrealized depreciation on forward foreign currency contracts	$(34,781)

The effect of derivatives instruments on each Fund's Statement of Operations for the six months ended March 31, 2018:

Fund	Risk Exposure	Statement of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized in Income
High Income Fund	Foreign exchange rate risk (Forward foreign currency contracts)	Net realized gain/(loss) on Forward Foreign Currency Contracts/ Net change in unrealized appreciation/ depreciation on Forward Foreign Currency Contracts	$(189,466)	$1,812

The forward currency contracts average notional amount during the six months ended March 31, 2018, is noted below.

Fund	Average Notional Amount of Forward Foreign Currency Contracts
High Income Fund	$17,605,015

Offsetting Arrangements: Certain derivative contracts are executed under standardized netting agreements. A derivative netting arrangement creates an enforceable right of set-off that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract. These agreements mitigate counterparty credit risk by providing for a single net settlement with a counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

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RiverNorth Funds	Notes to Financial Statements

March 31, 2018 (Unaudited)

The following table presents derivative financial instruments that are subject to enforceable netting arrangements, collateral arrangements or other similar agreements as of March 31, 2018.

Offsetting of Derivatives Asset

				Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (a)	Cash Collateral Received(a)	Net Amount
High Income Fund
Forward Foreign Currency Contracts	$35,335	$—	$35,335	$(34,781)	$—	$554
Total	$35,335	$—	$35,335	$(34,781)	$—	$554

Semi-Annual Report | March 31, 2018	119

RiverNorth Funds	Notes to Financial Statements

March 31, 2018 (Unaudited)

Offsetting of Derivatives Liability

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments Available for Offset (a)	Cash Collateral Pledged(a)	Net Amount
High Income Fund
Forward Foreign Currency Contracts	$34,781		$34,781	$(34,781)	$—	$—
Total	$34,781	$—	$34,781	$(34,781)	$—	$—

(a)	These amounts are limited to the derivatives asset/liability balance and, accordingly, do not include excess collateral received/pledged.

5. LOAN PARTICIPATIONS AND ASSIGNMENTS

The High Income Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The High Income Fund will normally invest in corporate debt issuers in North America and Europe. The High Income Fund investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The High Income Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The High Income Fund will generally purchase assignments of these loans, in which case it will typically become a lender for purposes of the relevant loan agreement with direct contractual rights against the borrower, including the right to receive payments of principal and interest. When purchasing participation interests in a loan, the High Income Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the High Income Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. The High Income Fund may enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the High Income Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The High Income Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the High Income Fund may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. At March 31, 2018, the High Income Fund had $3,022,158 in unsettled domestic and foreign loan commitments.

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RiverNorth Funds	Notes to Financial Statements

March 31, 2018 (Unaudited)

6.  ADVISORY FEES, TRUSTEE FEES AND OTHER AGREEMENTS

The Adviser serves as the investment adviser to the Funds. Under the terms of the management agreement (the “Agreement”), the Adviser, subject to the supervision of the Board, provides or arranges to be provided to the Funds such investment advice as it deems advisable and will furnish or arrange to be furnished a continuous investment program for the Funds consistent with the Funds’ investment objectives and policies. As compensation for its management services, the Funds are obligated to pay the Adviser a fee computed and accrued daily and paid monthly in arrears at an annual rate of the average daily net assets of the Funds.

The Chief Compliance Officer (“CCO”) of the Funds is an affiliate of the Funds. For the six months ended March 31, 2018, the total related amounts paid by the Funds for CCO fees are included in Compliance expenses on the Statement of Operations.

The following table reflects the Funds’ contractual management fee rates (expressed as an annual rate).

Fund	Contractual Management Fee
Core Opportunity Fund	1.00%
Strategic Income Fund	0.75%
High Income Fund	1.00%

The Adviser has contractually agreed to waive High Income Fund’s management fees and/or reimburse expenses (excluding brokerage fees and commissions; borrowing costs such as (a) interest and (b) dividends on securities sold short; taxes; indirect expenses incurred by the underlying funds in which the Fund invests; and extraordinary expenses) of the High Income Fund until at least January 31, 2019 in order to maintain the Total Annual Fund Operating Expenses After Fee Deferral and/or Reimbursement at 1.60% and 1.35% for the Class R shares and Class I shares, respectively. This agreement may be terminated by the Fund’s Board of Trustees on 60 days written notice to the Adviser. Any waiver or reimbursement is subject to repayment by the High Income Fund within three years following the fiscal year in which the expenses occurred if the Fund is able to make the repayment without exceeding its current expense limitation and the repayment is approved by the Board of Trustees.

As of the year ended September 30, 2017, reimbursed expenses for the High Income Fund subject to potential recovery by year of expiration are as follows:

	Expiring September 30,
	2018		2019	2020
High Income Fund
Class I	N/A		N/A	N/A
Class R	$	N/A	1,430	$2,773
Total	$	N/A	1,430	$2,773

For the six months ended March 31, 2018, the Adviser opted to forgo $81,739 in management fees in the Strategic Income Fund related to the Fund's investment in an affiliate fund, the High Income Fund.

Semi-Annual Report | March 31, 2018	121

RiverNorth Funds	Notes to Financial Statements

March 31, 2018 (Unaudited)

DoubleLine is the investment sub-adviser to the Strategic Income Fund. Oaktree Capital is the investment sub-adviser to the High Income Fund. Under the terms of the sub-advisory agreements, the Sub-Advisers, subject to the supervision of the Adviser and the Board of the Trust, provide to the Strategic Income Fund and the High Income Fund such investment advice as deemed advisable and will furnish a continuous investment program for the portion of assets managed in the respective Fund consistent with the respective Fund's investment objective and policies. As compensation for its sub-advisory services, the Adviser is obligated to pay each Sub- Adviser a fee computed and accrued daily and paid monthly in arrears based on an annual rate of the average daily net assets of the Strategic Income Fund and the High Income Fund.

ALPS Fund Services, Inc. (“ALPS”) provides the Funds with fund administration and fund accounting services. ALPS also serves as transfer agent, dividend paying and shareholder servicing agent for the Funds (“Transfer Agent”).

State Street Bank & Trust, Co. serves as the Funds’ custodian.

The Funds have adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Plan”). The Plan permits the Funds to pay the Adviser for distribution and promotion expenses related to marketing shares of the Funds. The amount payable annually by the Class R shares of the Core Opportunity Fund, the Class R Shares of the Strategic Income Fund, and the Class R Shares of the High Income Fund is 0.25% of the average daily net assets. Under the Plan the Trust may engage in any activities related to the distribution of Fund shares. The expenses of the Funds’ Plan are reflected as 12b-1 fees in the Statements of Operations.

The Funds have entered into a Distribution Agreement with ALPS Distributors, Inc. (“the Distributor”), an affiliate of ALPS, to provide distribution services to the Funds. The Distributor serves as underwriter/distributor of shares of the Funds.

Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser received no salary or fees from the Trust. Effective October 1, 2016, each Trustee who is not an “interested person” receives a fee of $16,500 per year, plus $1,500 per meeting attended from the Trust. In addition, the chair of the audit committee receives $500 annually and the lead independent Trustee receives $250 annually. The Trust reimburses each Trustee and Officer for his or her travel and other expenses relating to attendance at such meetings. The Trustees are also compensated for their services as independent directors of other funds within the fund complex.1

Certain Trustees and Officers of the Trust are also officers of the Adviser, the Distributor or ALPS Fund Services, Inc.

[1]	The Fund Complex consists of the RiverNorth Core Opportunity Fund, the RiverNorth/DoubleLine Strategic Income Fund, and the RiverNorth/Oaktree High Income Fund, each a series of the RiverNorth Funds Trust, and the RiverNorth Opportunities Fund, Inc., RiverNorth/DoubleLine Strategic Opportunity Fund, Inc. and the RiverNorth Marketplace Lending Corporation.

7.  TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by a Fund.

122	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Notes to Financial Statements

March 31, 2018 (Unaudited)

The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year end; accordingly, tax basis balances have not been determined as of March 31, 2018.

The tax character of distributions paid by the Funds during the fiscal year ended September 30, 2017, was as follows:

	Ordinary Income	Tax-Exempt Income	Distributions paid from Long-Term Capital Gain	Return of Capital	Total
Core Opportunity Fund*	$13,479,295	$23,723	$10,177,520	$—	$23,680,538
Strategic Income Fund*	95,846,805	529,827	1,140,967	—	97,517,599
High Income Fund*	3,223,946	—	—	286,026	3,509,972

*	Classification of Distributions: Net investment income and net realized gain may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes.

Components of Distributable Earnings on a Tax Basis: The tax components of distributable earnings are determined in accordance with income tax regulations which may differ from the composition of net assets reported under GAAP. Accordingly, for the year ended September 30, 2017, certain differences were reclassified. These differences were primarily due to book/tax distribution differences, tax treatment of passive foreign investment companies, principle payments, and to the different tax treatment of certain other investments; the amounts reclassified did not affect net assets. The reclassifications were as follows:

	Paid-in Capital	Accumulated Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)
Core Opportunity Fund	$(4,491,886)	$7,430,033	$(2,938,147)
Strategic Income Fund	(3,391,600)	9,079,464	(5,687,864)
High Income Fund	(77,449)	(1,201,711)	1,279,160

At September 30, 2017, the components of distributable earnings on a tax basis for the Funds were as follows:

	Undistributed Ordinary Income	Accumulated Capital Gains/(Losses)	Net Unrealized Appreciation/ (Depreciation)	Other Cumulative Effect of Timing Differences	Total
Core Opportunity Fund	$—	$37,470,920	$30,832,550	$(984)	$68,302,486
Strategic Income Fund	—	6,518,434	(40,730,294)	(3,379,439)	(37,591,299)
High Income Fund	—	(3,148,874)	882,297	(1,791,575)	(4,058,152)

Semi-Annual Report | March 31, 2018	123

RiverNorth Funds	Notes to Financial Statements
March 31, 2018 (Unaudited)

Capital Losses: As of September 30, 2017 the following Funds had capital loss carryforwards which may reduce the applicable Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus may reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax pursuant to the Code. The capital loss carryforwards may be carried forward indefinitely. Other cumulative effect of timing differences were primarily due to treatment of defaulted security, late ordinary loss, and to the different tax treatment of certain other investments.

The Strategic Income Fund capital loss carryovers used during the year ended September 30, 2017 were $2,222,288.

Capital losses carried forwards were as follows:

Fund	Non-Expiring Short-Term	Non-Expiring Long-Term
High Income Fund	$721,365	$2,099,273

The High Income Fund has elected to defer to the year ending September 30, 2018, capital losses recognized during the period November 1, 2016 to September 30, 2017, in the amount of $328,236.

The High Income Fund elected to defer to the year ending September 30, 2018, late ordinary losses in the amount of $1,792,659.

Unrealized Appreciation and Depreciation on Investments: The amount of net unrealized appreciation/(depreciation) and the cost of investment securities for tax purposes, including short-term securities at March 31, 2018, were as follows:

Fund	Gross Appreciation (excess of value over tax)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
Core Opportunity Fund*	$22,380,293	$(5,481,125)	$16,899,168	$225,100,352
Strategic Income Fund*	53,142,085	(150,794,600)	(97,652,515)	2,099,462,302
High Income Fund*	1,510,611	(1,080,311)	430,300	62,230,544

*	The difference between book and tax basis unrealized appreciation/(depreciation) for the Funds is attributable primarily to PFIC’s, wash sales and tax treatment of certain other investments.

124	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Notes to Financial Statements
March 31, 2018 (Unaudited)

8. INVESTMENT TRANSACTIONS

Investment transactions for the six months ended March 31, 2018, excluding U.S. Government Obligations and short-term investments, were as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
Core Opportunity Fund	$66,400,322	$113,899,798
Strategic Income Fund	263,710,186	184,902,091
High Income Fund	17,388,537	17,825,407

Investment Transactions in U.S. Government Obligations for the six months ended March 31, 2018 were as follows:

		Proceeds from
	Purchases of	Sales of
Fund	Securities	Securities
Core Opportunity Fund	$15,039,242	$992,070
Strategic Income Fund	227,673,535	126,345,987

9. INVESTMENTS IN AFFILIATED COMPANIES

Funds may invest in certain securities that are considered securities issued by affiliated companies. As defined by the Investment Company Act of 1940, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The purchases, sales, dividend income, capital gains, shares and value of investment in affiliated companies for the six months ended March 31, 2018 were as follows:

Strategic Income Fund

	Share
	Balance as			Share	Market
	of			Balance as	Value as of		Change in
	September			of March 31,	March 31,		Unrealized	Realized
Security Name	30, 2017	Purchases	Sales	2018	2018	Dividends	Gain (Loss)	Gain (Loss)
RiverNorth/ Oaktree High Income Fund, Class I	2,893,133	52,414	—	2,945,547	$28,237,782	$507,054	$(505,976)	$—
					$28,237,782	$507,054	$(505,976)	$—

10. REVOLVING LINE OF CREDIT

On April 8, 2014, the Funds entered into a $100,000,000 committed unsecured Revolving Credit Agreement with State Street Bank & Trust, Co. The Revolving Credit Agreement was amended on April 17, 2015, April 5, 2016 and on April 4, 2017. The Revolving Credit Agreement expires on April 3, 2018. Borrowings under this arrangement bear interest at the higher of the Federal Funds Rate and the One-Month LIBOR Rate in effect on the day the loan is made plus 1.25%, whichever is greater. From October 1, 2017 through March 31, 2018, the Funds paid a facility fee on unloaned balances equal to the product of $100,000,000 less the principal amount of loans outstanding and 0.15%. The Revolving Credit Agreement expires on April 3, 2018. For the six months ended March 31, 2018, the Funds did not borrow under the Agreement.

Semi-Annual Report | March 31, 2018	125

RiverNorth Funds	Notes to Financial Statements
March 31, 2018 (Unaudited)

11. BENEFICIAL OWNERSHIP

On March 31, 2018, there were an unlimited number of no par value shares of beneficial interest authorized for each Fund. Transactions in shares of beneficial interest are shown in the Statements of Changes in Net Assets.

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. Beneficial owners owning more than 25% of the voting securities for the benefit of their customers of each class of each Fund, as of March 31, 2018, are listed below:

Fund	Shareholder Name	Percentage Interest
Core Opportunity Fund - Class I	National Financial Services, LLC	38.10%
Core Opportunity Fund - Class R	National Financial Services, LLC	69.26%
Strategic Income Fund - Class I	Charles Schwab & Company, Inc.	34.97%
Strategic Income Fund - Class R	Charles Schwab & Company, Inc.	40.87%
High Income Fund - Class I	RiverNorth/DoubleLine Strategic Income Fund	53.26%
High Income Fund - Class R	Charles Schwab & Company, Inc.	57.89%

12. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

13. SUBSEQUENT EVENTS

On April 3, 2018 the Revolving Credit Agreement was renewed for an additional 364-day period, to expire on April 2, 2019.

126	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Additional Information
March 31, 2018 (Unaudited)

PROXY VOTING GUIDELINES

A description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Funds at (888) 848-7569 and (2) from Form N-PX filed by the Funds with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds’ first and third fiscal quarters end on December 31 and June 30. The Form N-Q filing must be made within 60 days of the end of the quarter. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operations of the Public Reference Room). You may also obtain copies by calling the Funds at 1-888-848-7569.

Semi-Annual Report | March 31, 2018	127

Board Considerations Regarding Approval of
RiverNorth Funds	Investment Advisory and Sub-Advisory Agreements
March 31, 2018 (Unaudited)

RENEWAL OF MANAGEMENT AGREEMENT

Consideration and Renewal of Investment Advisory Agreements with RiverNorth Capital Management, LLC

At an in-person meeting of the Board, held on November 14, 2017 and called expressly for that purpose, the Board, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act (the “Independent Trustees”)), considered the renewal of the Management Agreement between the RiverNorth Capital Management, LLC (“RiverNorth” or the “Adviser”) and the Trust. The Board received materials compiled by the Adviser and the Funds’ administrator, including a copy of the Management Agreement, the Adviser’s response to a questionnaire regarding the Adviser’s profitability, management and operations, a copy of the Adviser’s Form ADV, certifications regarding the Adviser’s compliance programs and information regarding the performance of Funds’ benchmark indices and peer funds. Prior to the in-person Board meeting held on November 14, 2017, the Independent Trustees held a special meeting on November 8, 2017 via teleconference to discuss the materials. The Board considered the following factors, among others, in reaching its determination to renew the Management Agreement: (i) the investment performance of the Funds and the investment performance of the Adviser, (ii) the nature, extent and quality of the services provided by the Adviser to the Funds, (iii) the experience and qualifications of the personnel providing such services, (iv) the costs of the services provided and the profits to be realized by the Adviser and any of its affiliates from the relationship with each Fund, (v) the extent to which economies of scale will be realized by each Fund as it grows, and (vi) whether each Fund’s fee levels reflected the economies of scale to the benefit of the Fund’s shareholders.

Core Opportunity Fund

Regarding the Core Opportunity Fund, the Board reviewed the performance of the Fund for the three months, one-year, three-years, five-years, ten-years and since inception periods ended September 30, 2017. These returns were compared to the returns of mutual funds in FUSE Research Network, LLC’s (“FUSE”) Allocation-50% to 70% Equity fund universe. The Trustees also reviewed the Fund’s performance relative to other funds managed by the Adviser. The Board concluded that the performance compared favorably to the Allocation-50% to 70% Equity universe averages for each of the periods. The Board noted in its review of the performance that the Core Opportunity Fund’s Retail Class Shares’ lowest universe ranking was 35 out of 74 funds for the five-year period, and the Core Opportunity Fund’s best universe ranking was 2 out of 57 funds for the ten-year period.

As to the comparative fees and expenses, the Trustees considered the management and the other fees paid by the Fund and compared those to the management and other fees paid by funds in the relative peer group determined by FUSE and the Allocation-50% to 70% Equity fund universe. The Board noted that the Core Opportunity Fund’s Retail Class Shares’ annual net expense ratio of 1.36% was higher than the median of 1.15% and also higher than the average of 1.19% for the peer group. The Board also noted that the annual net expense ratio of 1.35% placed the Core Opportunity Fund in the lowest quartile for the universe, with a rank of 69 out of 83 funds. The Board noted, however, that the higher net fees were partially attributable to the fees charged by the closed-end funds in which the Fund invests and were not direct operating expenses of the Fund.

The Board also noted that the annual management fee of 1.00% for the Fund was above the 0.67% median and the 0.77% average paid by the peer funds. The Board noted that the lowest fee for the peer group was 0.53%. The Board noted, however, that the funds in the lowest management fee range, which reduced the average, were likely funds of funds where the adviser was paid on the underlying fund assets. The Board, including the Independent Trustees, determined that although fees were high relative to the Fund’s peers, the fees were reasonable given the unique investment characteristics of the Fund and the nature of the services provided by the Adviser.

128	(888) 848-7569 | www.rivernorth.com

Board Considerations Regarding Approval of
RiverNorth Funds	Investment Advisory and Sub-Advisory Agreements
March 31, 2018 (Unaudited)

Strategic Income Fund

Regarding the Strategic Income Fund, the Board reviewed the performance of the Fund for the three months, one-year, three-years, five-years and since inception periods ended September 30, 2017. The Board noted that the Strategic Income Fund outperformed peer mutual funds in FUSE’s Multisector Bond fund universe for the three-year, five-year and since inception periods, but underperformed the universe for the three months and one-year periods. The Board also reviewed the Fund’s performance relative to other funds managed by the Adviser. The Board concluded that the Fund’s overall performance compared favorably with the universe averages.

As to the comparative fees and expenses, the Trustees considered the management and the other fees paid by the Fund and compared those to the management and other fees paid by funds in the relative peer group determined by FUSE and the Multisector Bond fund universe. The Board noted that the Strategic Income Fund’s Retail Class Shares’ annual net expense ratio of 1.11% was higher than the median of 1.09% and higher than the average of 1.07% for the other funds in the peer group, but less than the highest, which was 1.26%. The Board also noted that the annual net expense ratio of 1.11% for the Retail Class Shares placed the Strategic Income Fund in the third quartile for the universe, with a rank of 44 out of 61 funds.

The Board also noted that the annual management fee of 0.75% for the Fund was equal to the 0.74% median and above the 0.72% average paid by the peer funds. The Board noted that the lowest fee for the peer group was 0.32%. The Board, including the Independent Trustees, determined that the fees were reasonable given the nature of the Fund’s investment strategy, the capabilities of the Adviser and the Sub-Adviser, and the nature of the services provided to the Fund.

High Income Fund

Regarding the High Income Fund, the Board reviewed the performance of the Fund for the three months, one-year, three-year and since inception periods ended September 30, 2017. The Board noted that the High Income Fund underperformed the peer funds in FUSE’s High Yield Bond fund universe for each period. The Board also reviewed the Fund’s performance relative to other funds managed by the Adviser.

As to the comparative fees and expenses, the Trustees considered the management and the other fees paid by the Fund and compared those to the management and other fees paid by funds in the relative peer group determined by FUSE and the High Yield Bond fund universe. The Board noted that the High Income Fund’s Retail Class Shares’ annual net expense ratio of 1.60% was higher than the median of 1.24% and the average of 1.23% for the other funds in the peer group, and equal to the highest, which was also 1.60%. The Board also noted that the annual net expense ratio of 1.60% for the Retail Class Shares placed the High Income Fund in the fourth quartile for the universe, with a rank of 128 out of 132 funds.

The Board also noted that the annual management fee of 1.00% for the Fund was above the 0.79% median and above the 0.82% average paid by the peer funds. The Board noted that the minimum fee for the peer group is 0.45% and the highest was 1.10%. The Board, including the Independent Trustees, determined that the fees were adequate in comparison to the Fund’s peers, and the fees were reasonable given the nature of the Fund’s investment strategy, the capabilities of the Adviser, and the nature of the services to be provided to the Fund.

As to the nature, extent and quality of the services to be provided by the Adviser to the Funds, the Board considered that under the terms of the Management Agreement, the Adviser would be subject to the supervision of the Board, provide or arrange to be provided to the Fund such investment advice as the Adviser, in its discretion, deems advisable and will furnish or arrange to be furnished a continuous investment program for the Funds consistent with each Fund’s investment objective and policies. The Board reviewed the Adviser’s Form ADV, which was previously provided to the Board and which provided details regarding the experience of each of the Adviser’s personnel. The Adviser also provided additional information regarding its experience managing other investment accounts. Based on the foregoing information, the Board, including the Independent Trustees concluded that the Adviser had provided quality services and would continue to do so for the Funds.

Semi-Annual Report | March 31, 2018	129

Board Considerations Regarding Approval of
RiverNorth Funds	Investment Advisory and Sub-Advisory Agreements
March 31, 2018 (Unaudited)

As to the cost of the services to be provided and to the profits to be realized by the Adviser, the Board reviewed the Adviser’s estimates of its profitability and its financial condition. The Board reviewed the Adviser’s financial statements and noted the Adviser’s financial condition is stable as income from its asset management operations have contributed to higher revenues for the Adviser. In response to a question from the Trustees, the Adviser noted that the Adviser’s management fees were comparable to those charged to other mutual funds to which the Adviser provides sub-advisory services. The Board, including the Independent Trustees, determined that the Management Agreement, with respect to the Core Opportunity Fund, Strategic Income Fund and High Income Fund was not overly profitable to the Adviser and the financial condition of the Adviser was adequate.

The Board noted that the Adviser has no affiliations with the Funds’ transfer agent, fund accountant, custodian, or distributor and therefore does not derive any benefits from the relationships these parties may have with the Trust. The Board also noted each Fund’s liquidity status and its ability to meet redemptions.

Based upon such information as they considered necessary to the exercise of their reasonable business judgment, the Trustees, including all of the Independent Trustees, concluded that it was in the best interests of each of the Funds to continue the Management Agreement with the Adviser for an additional one-year period.

Consideration and Renewal of Investment Sub-Advisory Agreements with DoubleLine Capital, LP and Oaktree Capital Management, L.P. – Strategic Income Fund and High Income Fund

At an in-person meeting of the Board, held on November 14, 2017 and called expressly for that purpose, the Board, including the Independent Trustees, considered the renewal of the sub-advisory agreement (the “DoubleLine Agreement”) between the Adviser and DoubleLine Capital, LP (“DoubleLine”) related to the Strategic Income Fund and the materials provided in support of the proposed renewal of the sub-advisory agreement (the “Oaktree Agreement” and together with the DoubleLine Agreement, the “Sub-Advisory Agreements”) between the Adviser and Oaktree Capital Management, L.P. (“Oaktree” and together with DoubleLine, the “Sub-Advisers”) related to the High Income Fund (together with the Strategic Income Fund, the “Funds”). Prior to the in-person Board meeting held on November 14, 2017, the Independent Trustees held a special meeting on November 8, 2017 via teleconference to discuss the materials.

The Board received materials compiled by each Sub-Adviser and the Adviser, including a copy of each Sub-Advisory Agreement, each Sub-Adviser’s response to a questionnaire regarding its profitability, management and operations, a copy of each Sub-Adviser’s Form ADV and information regarding the performance of the Funds’ benchmark indices and peer funds (“Renewal Materials”). The Board had reviewed and discussed the Renewal Materials at the Special Meeting relating to the Sub-Advisers and the Sub-Advisory Agreements. The Board considered the following factors, among others, in reaching its determination to renew the Sub-Advisory Agreements: (i) the investment performance of each Fund and the investment performance of the Sub-Advisers, (ii) the nature, extent and quality of the services provided by Sub-Advisers to the Funds, (iii) the experience and qualifications of the personnel providing such services, (iv) the costs of the services provided and the profits to be realized by each Sub-Adviser and any of its affiliates from the relationship with the Funds, (v) the extent to which economies of scale will be realized by the Funds as they grow, and (vi) whether the fee levels of each Fund reflected the economies of scale to the benefit of each Fund’s shareholders.

130	(888) 848-7569 | www.rivernorth.com

Board Considerations Regarding Approval of
RiverNorth Funds	Investment Advisory and Sub-Advisory Agreements
March 31, 2018 (Unaudited)

The Board reviewed the performance of the Strategic Income Fund for the three months, one-year, three-year, five-year and since inception periods ended September 30, 2017. The Board noted that the Strategic Income Fund outperformed the funds in the FUSE Multisector Bond fund universe for the three-year, five-year and since inception periods, but underperformed the universe for the three months and one-year periods. The Board also reviewed the performance of the portion of the Strategic Income Fund managed by DoubleLine relative to relevant securities indices, and to other accounts managed by DoubleLine. The Board, including the Independent Trustees, concluded that the performance was in line with the universe averages and outperformed the returns of the relative benchmark index.

The Board reviewed the performance of the High Income Fund for the three months, one-year, three-year and since inception periods ended September 30, 2017. The Board noted that the High Income Fund underperformed the peer funds in the FUSE High Yield Bond fund universe for each period. The Board also reviewed the performance of the portion of the High Income Fund managed by Oaktree to relevant securities indices.

As to the comparative fees and expenses, the Board considered the management fee paid by the each Fund to the Adviser, and noted that the Adviser pays each Sub-Adviser from its fee, which the Board had previously determined was reasonable. The Board noted that the sub-advisory fee paid by the Adviser to each Sub-Adviser was reasonable as well given the fees each Sub-Adviser charges other clients to manage similar strategies.

As to the nature, extent and quality of the services to be provided by the Sub-Advisers, the Board considered that under the terms of the Sub-Advisory Agreements, the Sub-Advisers would, subject to the supervision of the Board, provide to the Funds such investment advice as the Sub-Advisers, in their discretion, deem advisable and will furnish or arrange to be furnished a continuous investment program for the Funds consistent with each Fund’s investment objective and policies. The Board reviewed the Form ADV of each Sub-Adviser, which provided details regarding the experience of each Sub-Adviser’s investment personnel. The Sub-Advisers also provided additional information regarding their operations and experience managing other investment accounts. Based on the foregoing information, the Board, including the Independent Trustees, concluded that each Sub-Adviser had provided quality services and would continue to do so for the Funds.

As to the cost of the services to be provided and to the profits to be realized by the Sub-Advisers, the Board reviewed each Sub-Adviser’s financial condition. The Board noted that financial condition of each Sub-Adviser was stable. The Board also noted that Oaktree declined to provide profitability in response to a request from the Board. The Board, including the Independent Trustees determined that the Sub-Advisory Agreements and the compensation to each Sub-Adviser was reasonable and the financial condition of each Sub-Adviser was adequate. The Board noted that neither Sub-Adviser has affiliations with the Funds’ transfer agent, fund accountant, custodian, or distributor and therefore does not derive any benefits from the relationships these parties may have with the Trust.

Based upon such information as they considered necessary to the exercise of their reasonable business judgment, the Trustees, including all of the Independent Trustees, concluded that it was in the best interests of each the Strategic Income Fund and High Income Fund to continue the Sub-Advisory Agreements between the Adviser and the respective Fund’s Sub-Adviser for an additional one-year period.

Semi-Annual Report | March 31, 2018	131

RiverNorth Funds	Notes

132	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds
RiverNorth Core Opportunity Fund
RiverNorth/DoubleLine Strategic Income Fund
RiverNorth/Oaktree High Income Fund

Board of Trustees

Patrick W. Galley, CFA, Chairman

James G. Kelley
John S. Oakes
Fred G. Steingraber
John K. Carter

Investment Adviser

RiverNorth Capital Management, LLC

Sub Advisers

DoubleLine Capital LP
Oaktree Capital Management, L.P.

Transfer Agent, Administrator and
Dividend Disbursing
Agent ALPS Fund Services, Inc.

Distributor

ALPS Distributors, Inc.

Custodian

State Street Bank & Trust

Independent Registered
Public Accounting Firm
Cohen & Company, Ltd.

This report is provided for the general information of the shareholders of the RiverNorth Funds. This report is not intended for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus.

Item 2.	Code of Ethics.

NOT APPLICABLE – disclosed with annual report.

Item 3.	Audit Committee Financial Expert.

NOT APPLICABLE – disclosed with annual report.

Item 4.	Principal Accountant Fees and Services.

NOT APPLICABLE - disclosed with annual report.

Item 5.	Audit Committee of Listed Companies.

NOT APPLICABLE – applies to listed companies only.

Item 6.	Schedule of Investments.

NOT APPLICABLE – schedule filed with Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.

NOT APPLICABLE – applies to closed-end funds only.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

NOT APPLICABLE – applies to closed-end funds only.

Item 10.	Submission of Matters to a Vote of Security Holders.

NOT APPLICABLE

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.	Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not Applicable – filed with annual report.

(a)(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1during the period.

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	RiverNorth Funds

By:	/s/ Patrick W. Galley
Name:	Patrick W. Galley
Title:	President

Date:	June 8, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick W. Galley
Name:	Patrick W. Galley
Title:	President & Chief Executive Officer

Date:	June 8, 2018

By:	/s/ Jonathan M. Mohrhardt
Name:	Jonathan M. Mohrhardt
Title:	Treasurer & Chief Financial Officer

Date:	June 8, 2018